UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.3%)
Advance Auto Parts, Inc.	8,619	1,021,782
Amazon.com, Inc.*	46,777	67,702,223
Aptiv PLC	30,915	2,626,848
AutoZone, Inc.*	3,176	2,060,239
Best Buy Co., Inc.	29,614	2,072,684
Booking Hldgs., Inc.*	5,671	11,797,892
BorgWarner, Inc.	23,011	1,155,843
CarMax, Inc.*	21,056	1,304,209
Carnival Corp.	47,273	3,100,163
CBS Corp. Cl B	40,207	2,066,238
Charter Communications, Inc. Cl A*	21,672	6,744,760
Chipotle Mexican Grill, Inc.*	2,859	923,771
Comcast Corp. Cl A	539,376	18,430,478
D.R. Horton, Inc.	39,834	1,746,323
Darden Restaurants, Inc.	14,367	1,224,787
Discovery Communications, Inc. Cl A*	18,116	388,226
Discovery Communications, Inc. Cl C*	35,560	694,131
DISH Network Corp.*	26,599	1,007,836
Disney (Walt) Co.	174,990	17,575,996
Dollar General Corp.	30,080	2,813,984
Dollar Tree, Inc.*	27,600	2,619,240
Expedia, Inc.	14,306	1,579,525
Foot Locker, Inc.	14,124	643,207
Ford Motor Co.	453,656	5,026,508
Gap, Inc.	25,390	792,168
Garmin Ltd.	12,880	759,018
General Motors Co.	147,002	5,342,053
Genuine Parts Co.	17,086	1,535,006
Goodyear Tire & Rubber Co.	27,976	743,602
H&R Block, Inc.	24,325	618,098
Hanesbrands, Inc.	41,917	772,111
Harley-Davidson, Inc.	19,622	841,391
Hasbro, Inc.	13,158	1,109,219
Hilton Worldwide Hldgs., Inc.	23,570	1,856,373
Home Depot, Inc.	135,957	24,232,976
Interpublic Group of Cos., Inc.	44,846	1,032,803
Kohl’s Corp.	19,579	1,282,620
L Brands, Inc.	28,575	1,091,851
Leggett & Platt, Inc.	15,395	682,922
Lennar Corp. Cl A	31,829	1,876,001
LKQ Corp.*	36,031	1,367,376
Lowe’s Cos., Inc.	96,650	8,481,038
Macy’s, Inc.	35,493	1,055,562
Marriott International, Inc. Cl A	34,993	4,758,375
Mattel, Inc.	40,077	527,013
McDonald’s Corp.	92,822	14,515,504
MGM Resorts International	59,289	2,076,301
Michael Kors Hldgs. Ltd.*	17,717	1,099,871
Mohawk Industries, Inc.*	7,369	1,711,229
Netflix, Inc.*	50,435	14,895,977
Newell Brands, Inc.	56,440	1,438,091
News Corp. Cl A	44,612	704,870
News Corp. Cl B	14,222	228,974
NIKE, Inc. Cl B	151,304	10,052,638
Nordstrom, Inc.	13,623	659,489
Norwegian Cruise Line Hldgs. Ltd.*	24,013	1,271,969

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Omnicom Group, Inc.	26,834	1,950,027
O’Reilly Automotive, Inc.*	9,746	2,410,965
PulteGroup, Inc.	30,679	904,724
PVH Corp.	8,962	1,357,116
Ralph Lauren Corp.	6,465	722,787
Ross Stores, Inc.	44,497	3,469,876
Royal Caribbean Cruises Ltd.	19,900	2,343,026
Starbucks Corp.	163,587	9,470,051
Tapestry, Inc.	33,217	1,747,546
Target Corp.	63,324	4,396,585
Tiffany & Co.	11,839	1,156,197
Time Warner, Inc.	90,843	8,591,931
TJX Cos., Inc.	73,503	5,994,905
Tractor Supply Co.	14,567	918,012
TripAdvisor, Inc.*	12,623	516,154
Twenty-First Century Fox, Inc. Cl A	122,520	4,495,259
Twenty-First Century Fox, Inc. Cl B	51,085	1,857,961
Ulta Beauty, Inc.*	6,735	1,375,758
Under Armour, Inc. Cl A*	21,585	352,915
Under Armour, Inc. Cl C*	21,517	308,769
V.F. Corp.	38,327	2,840,797
Viacom, Inc. Cl B	41,184	1,279,175
Whirlpool Corp.	8,233	1,260,555
Wyndham Worldwide Corp.	11,606	1,328,075
Wynn Resorts Ltd.	9,354	1,705,795
Yum! Brands, Inc.	38,711	3,295,467

		331,789,810

CONSUMER STAPLES (7.4%)
Altria Group, Inc.	221,404	13,797,897
Archer-Daniels-Midland Co.	65,138	2,825,035
Brown-Forman Corp. Cl B	30,477	1,657,949
Campbell Soup Co.	22,443	972,006
Church & Dwight Co., Inc.	28,406	1,430,526
Clorox Co.	15,072	2,006,234
Coca-Cola Co.	447,019	19,414,035
Colgate-Palmolive Co.	101,920	7,305,626
Conagra Brands, Inc.	46,630	1,719,714
Constellation Brands, Inc. Cl A	19,928	4,541,990
Costco Wholesale Corp.	51,118	9,632,165
Coty, Inc. Cl A	54,983	1,006,189
CVS Health Corp.	118,200	7,353,222
Dr. Pepper Snapple Group, Inc.	20,915	2,475,918
Estee Lauder Cos., Inc. Cl A	26,139	3,913,531
General Mills, Inc.	66,354	2,989,911
Hershey Co.	16,425	1,625,418
Hormel Foods Corp.	31,479	1,080,359
J.M. Smucker Co.	13,234	1,641,148
Kellogg Co.	28,996	1,885,030
Kimberly-Clark Corp.	40,817	4,495,176
Kraft Heinz Co.	69,605	4,335,695
Kroger Co.	102,891	2,463,211
McCormick & Co., Inc.	14,096	1,499,673
Molson Coors Brewing Co. Cl B	21,512	1,620,499
Mondelez International, Inc. Cl A	173,073	7,222,336
Monster Beverage Corp.*	48,122	2,753,060
PepsiCo, Inc.	165,616	18,076,986
Philip Morris Int’l., Inc.	180,768	17,968,339
Proctor & Gamble Co.	293,467	23,266,064
Sysco Corp.	55,871	3,350,025
Tyson Foods, Inc. Cl A	34,626	2,534,277
Walgreens Boots Alliance, Inc.	99,459	6,511,581
Wal-Mart Stores, Inc.	168,840	15,021,695

		200,392,520

ENERGY (5.6%)
Anadarko Petroleum Corp.	63,811	3,854,823

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Andeavor	16,467	1,655,922
Apache Corp.	44,503	1,712,475
Baker Hughes, a GE Co.	48,955	1,359,480
Cabot Oil & Gas Corp.	53,741	1,288,709
Chevron Corp.	222,729	25,400,015
Cimarex Energy Co.	11,125	1,040,188
Concho Resources, Inc.*	17,365	2,610,480
ConocoPhillips	136,825	8,112,354
Devon Energy Corp.	61,404	1,952,033
EOG Resources, Inc.	67,547	7,110,673
EQT Corp.	28,577	1,357,693
Exxon Mobil Corp.	494,202	36,872,411
Halliburton Co.	101,647	4,771,310
Helmerich & Payne, Inc.	12,672	843,448
Hess Corp.	31,215	1,580,103
Kinder Morgan, Inc.	220,923	3,327,100
Marathon Oil Corp.	98,939	1,595,886
Marathon Petroleum Corp.	55,217	4,036,915
National Oilwell Varco, Inc.	44,314	1,631,198
Newfield Exploration Co.*	23,324	569,572
Noble Energy, Inc.	57,410	1,739,523
Occidental Petroleum Corp.	89,209	5,795,017
ONEOK, Inc.	47,907	2,726,866
Phillips 66	48,884	4,688,953
Pioneer Natural Resources Co.	19,831	3,406,569
Range Resources Corp.	26,431	384,307
Schlumberger Ltd.	161,079	10,434,726
TechnipFMC PLC	51,004	1,502,068
Valero Energy Corp.	50,485	4,683,493
Williams Cos., Inc.	96,674	2,403,316

		150,447,626

FINANCIALS (14.3%)
Affiliated Managers Group, Inc.	6,335	1,200,989
Aflac, Inc.	90,794	3,973,145
Allstate Corp.	41,250	3,910,500
American Express Co.	83,839	7,820,502
American Int’l. Group, Inc.	104,709	5,698,264
Ameriprise Financial, Inc.	17,046	2,521,785
Aon PLC	28,661	4,021,998
Assurant, Inc.	6,108	558,332
Bank of America Corp.	1,113,428	33,391,706
Bank of New York Mellon Corp.	117,496	6,054,569
BB&T Corp.	90,395	4,704,156
Berkshire Hathaway, Inc. Cl B*	223,960	44,675,541
BlackRock, Inc.	14,408	7,805,102
Brighthouse Financial, Inc.*	11,172	574,241
Capital One Financial Corp.	56,558	5,419,388
CBOE Holdings, Inc.	13,129	1,498,019
Charles Schwab Corp.	139,443	7,281,713
Chubb Ltd.	54,042	7,391,324
Cincinnati Financial Corp.	17,386	1,291,084
Citigroup, Inc.	299,070	20,187,225
Citizens Financial Group, Inc.	56,602	2,376,152
CME Group, Inc.	39,586	6,402,640
Comerica, Inc.	20,073	1,925,603
Discover Financial Svcs.	41,300	2,970,709
E*Trade Financial Corp.*	30,960	1,715,494
Everest Re Group Ltd.	4,766	1,224,004
Fifth Third Bancorp	80,671	2,561,304
Franklin Resources, Inc.	37,913	1,314,823
Gallagher (Arthur J.) & Co.	21,099	1,450,134
Goldman Sachs Group, Inc.	41,165	10,367,817
Hartford Financial Svcs. Group, Inc.	41,538	2,140,038
Huntington Bancshares, Inc.	128,233	1,936,318
Intercontinental Exchange, Inc.	67,678	4,908,009

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Invesco Ltd.	47,454	1,519,003
JPMorgan Chase & Co.	399,308	43,911,901
KeyCorp	123,188	2,408,325
Leucadia National Corp.	36,485	829,304
Lincoln National Corp.	25,432	1,858,062
Loews Corp.	31,380	1,560,527
M&T Bank Corp.	17,434	3,214,132
Marsh & McLennan Cos., Inc.	59,118	4,882,556
MetLife, Inc.	120,669	5,537,500
Moody’s Corp.	19,357	3,122,284
Morgan Stanley	160,482	8,659,609
Nasdaq, Inc.	13,558	1,168,971
Navient Corp.	30,547	400,777
Northern Trust Corp.	24,772	2,554,736
People’s United Financial, Inc.	40,378	753,453
PNC Financial Svcs. Grp., Inc.	54,795	8,287,196
Principal Financial Grp., Inc.	31,383	1,911,539
Progressive Corp.	67,807	4,131,481
Prudential Financial, Inc.	49,122	5,086,583
Raymond James Financial, Inc.	15,075	1,347,856
Regions Financial Corp.	130,484	2,424,393
S&P Global, Inc.	29,559	5,647,543
State Street Corp.	42,740	4,262,460
SunTrust Banks, Inc.	54,410	3,702,056
SVB Financial Group*	6,157	1,477,742
Synchrony Financial	83,379	2,795,698
T. Rowe Price Group, Inc.	28,460	3,072,826
Torchmark Corp.	12,342	1,038,826
Travelers Cos., Inc.	31,625	4,391,448
U.S. Bancorp	182,398	9,211,099
Unum Group	25,750	1,225,958
Wells Fargo & Co.	510,422	26,751,217
Willis Towers Watson PLC	15,362	2,338,008
XL Group Ltd.	29,903	1,652,440
Zions Bancorporation	22,805	1,202,508

		385,612,645

HEALTH CARE (13.3%)
Abbott Laboratories	202,958	12,161,243
AbbVie, Inc.	185,963	17,601,398
Aetna, Inc.	38,086	6,436,534
Agilent Technologies, Inc.	37,578	2,513,968
Alexion Pharmaceuticals, Inc.*	25,869	2,883,359
Align Technology, Inc.*	8,401	2,109,743
Allergan PLC	38,648	6,504,072
AmerisourceBergen Corp.	18,947	1,633,421
Amgen, Inc.	77,906	13,281,415
Anthem, Inc.	29,755	6,537,174
Baxter International, Inc.	57,885	3,764,840
Becton, Dickinson & Co.	30,999	6,717,483
BIOGEN, Inc.*	24,717	6,768,009
Boston Scientific Corp.*	160,302	4,379,451
Bristol-Myers Squibb Co.	190,421	12,044,128
Cardinal Health, Inc.	36,739	2,302,801
Celgene Corp.*	87,627	7,817,205
Centene Corp.*	20,195	2,158,240
Cerner Corp.*	36,768	2,132,544
CIGNA Corp.	28,270	4,742,010
Cooper Companies, Inc.	5,702	1,304,675
Danaher Corp.	71,512	7,001,740
DaVita Inc Inc.*	16,926	1,116,100
DENTSPLY SIRONA, Inc.	26,740	1,345,289
Edwards Lifesciences Corp.*	24,515	3,420,333
Envision Healthcare Corp.*	14,106	542,094
Express Scripts Hldg. Co.*	65,688	4,537,727
Gilead Sciences, Inc.	152,846	11,523,060

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

HCA Healthcare, Inc.	32,606	3,162,782
Hologic, Inc.*	32,225	1,203,926
Humana, Inc.	16,040	4,312,033
IDEXX Laboratories, Inc.*	10,158	1,944,140
Illumina, Inc.*	17,111	4,045,383
Incyte Corp.*	20,404	1,700,265
Intuitive Surgical, Inc.*	13,094	5,405,596
IQVIA Holdings, Inc.*	16,957	1,663,651
Johnson & Johnson	312,928	40,101,723
Laboratory Corp. of America Hldgs.*	11,880	1,921,590
Lilly (Eli) & Co.	112,325	8,690,585
McKesson Corp.	24,050	3,387,924
Medtronic PLC	157,968	12,672,193
Merck & Co., Inc.	314,327	17,121,392
Mettler-Toledo Int’l., Inc.*	2,964	1,704,389
Mylan NV*	59,973	2,469,088
Nektar Therapeutics*	18,752	1,992,588
PerkinElmer, Inc.	12,857	973,532
Perrigo Co. PLC	15,271	1,272,685
Pfizer, Inc.	694,501	24,647,840
Quest Diagnostics, Inc.	15,835	1,588,251
Regeneron Pharmaceuticals, Inc.*	8,989	3,095,452
ResMed, Inc.	16,644	1,638,935
Schein (Henry), Inc.*	17,937	1,205,546
Stryker Corp.	37,544	6,041,580
Thermo Fisher Scientific, Inc.	46,790	9,660,263
UnitedHealth Group, Inc.	112,848	24,149,472
Universal Health Svcs., Inc. Cl B	10,139	1,200,559
Varian Medical Systems, Inc.*	10,634	1,304,260
Vertex Pharmaceuticals, Inc.*	29,578	4,820,622
Waters Corp.*	9,182	1,824,004
Zimmer Biomet Hldgs., Inc.	23,707	2,585,011
Zoetis, Inc.	56,743	4,738,608

		359,525,924

INDUSTRIALS (9.9%)
3M Co.	69,353	15,224,371
Acuity Brands, Inc.	4,913	683,840
Alaska Air Group, Inc.	14,295	885,718
Allegion PLC	11,085	945,440
American Airlines Group, Inc.	49,000	2,546,040
AMETEK, Inc.	26,934	2,046,176
Arconic, Inc.	49,450	1,139,328
Boeing Co.	64,361	21,102,685
Caterpillar, Inc.	69,584	10,255,290
Cintas Corp.	10,050	1,714,329
CSX Corp.	103,161	5,747,099
Cummins, Inc.	18,138	2,939,988
Deere & Co.	37,681	5,852,613
Delta Air Lines, Inc.	75,692	4,148,679
Dover Corp.	17,984	1,766,388
Eaton Corp. PLC	51,260	4,096,187
Emerson Electric Co.	73,878	5,045,867
Equifax, Inc.	13,984	1,647,455
Expeditors Int’l. of Wash.	20,568	1,301,954
Fastenal Co.	33,402	1,823,415
FedEx Corp.	28,745	6,901,962
Flowserve Corp.	15,230	659,916
Fluor Corp.	16,309	933,201
Fortive Corp.	35,658	2,764,208
Fortune Brands Home & Security, Inc.	17,712	1,043,060
General Dynamics Corp.	32,162	7,104,586
General Electric Co.	1,011,365	13,633,200
Grainger (W.W.), Inc.	5,933	1,674,708
Harris Corp.	13,808	2,226,954
Honeywell International, Inc.	87,435	12,635,232

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Hunt (J.B.) Transport Svcs., Inc.	9,968	1,167,751
Huntington Ingalls Industries, Inc.	5,278	1,360,457
IHS Markit Ltd.*	42,142	2,032,930
Illinois Tool Works, Inc.	35,790	5,606,861
Ingersoll-Rand PLC	29,102	2,488,512
Jacobs Engineering Group, Inc.	14,046	830,821
Johnson Controls Int’l. PLC	107,754	3,797,251
Kansas City Southern	11,996	1,317,761
L-3 Communications Corp.	9,110	1,894,880
Lockheed Martin Corp.	28,866	9,754,687
Masco Corp.	36,546	1,477,920
Nielsen Hldgs. PLC	38,951	1,238,252
Norfolk Southern Corp.	33,053	4,487,936
Northrop Grumman Corp.	20,246	7,068,284
PACCAR, Inc.	41,008	2,713,499
Parker Hannifin Corp.	15,546	2,658,832
Pentair PLC	19,291	1,314,296
Quanta Services, Inc.*	17,888	614,453
Raytheon Co.	33,553	7,241,408
Republic Services, Inc.	26,227	1,737,014
Robert Half Int’l., Inc.	14,478	838,131
Robinson (C.H.) Worldwide, Inc.	16,273	1,524,943
Rockwell Automation, Inc.	14,889	2,593,664
Rockwell Collins, Inc.	19,079	2,572,803
Roper Technologies, Inc.	11,974	3,360,982
Smith (A.O.) Corp.	16,924	1,076,197
Snap-on, Inc.	6,611	975,387
Southwest Airlines Co.	62,988	3,607,953
Stanley Black & Decker, Inc.	17,862	2,736,458
Stericycle, Inc.*	9,967	583,369
Textron, Inc.	30,439	1,794,988
TransDigm Group, Inc.	5,646	1,732,983
Union Pacific Corp.	91,549	12,306,932
United Continental Hldgs., Inc*	28,160	1,956,275
United Parcel Service, Inc. Cl B	80,158	8,389,336
United Rentals, Inc.*	9,828	1,697,590
United Technologies Corp.	86,558	10,890,728
Verisk Analytics, Inc. Cl A*	18,073	1,879,592
Waste Management, Inc.	46,464	3,908,552
Xylem, Inc.	20,955	1,611,859

		267,332,416

INFORMATION TECHNOLOGY (24.0%)
Accenture PLC Cl A	71,858	11,030,203
Activision Blizzard, Inc.	88,363	5,960,968
Adobe Systems, Inc.*	57,172	12,353,726
Advanced Micro Devices, Inc.*	95,755	962,338
Akamai Technologies, Inc.*	19,794	1,404,978
Alliance Data Systems Corp.	5,615	1,195,209
Alphabet, Inc. Cl A*	34,726	36,015,724
Alphabet, Inc. Cl C*	35,409	36,534,404
Amphenol Corp. Cl A	35,552	3,062,094
Analog Devices, Inc.	43,064	3,924,422
ANSYS, Inc.*	9,756	1,528,668
Apple, Inc.	590,251	99,032,317
Applied Materials, Inc.	122,368	6,804,884
Autodesk, Inc.*	25,635	3,219,243
Automatic Data Processing, Inc.	51,635	5,859,540
Broadcom Ltd.	47,811	11,266,662
CA, Inc.	36,402	1,234,028
Cadence Design Systems, Inc.*	32,921	1,210,505
Cisco Systems, Inc.	560,916	24,057,687
Citrix Systems, Inc.*	15,050	1,396,640
Cognizant Technology Solutions	68,454	5,510,547
Corning, Inc.	101,197	2,821,372
CSRA, Inc.	19,086	786,916

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

DXC Technology Co.	33,217	3,339,256
eBay, Inc.*	109,732	4,415,616
Electronic Arts, Inc.*	35,698	4,328,026
F5 Networks, Inc.*	7,191	1,039,891
Facebook, Inc. Cl A*	279,115	44,599,786
Fidelity Nat’l. Information Svcs., Inc.	38,538	3,711,209
Fiserv, Inc.*	48,124	3,431,722
FLIR Systems, Inc.	16,164	808,362
Gartner, Inc.*	10,569	1,243,126
Global Payments, Inc.	18,532	2,066,689
Hewlett Packard Enterprise Co.	182,617	3,203,102
HP, Inc.	190,676	4,179,618
Intel Corp.	545,070	28,387,246
Int’l. Business Machines Corp.	99,829	15,316,763
Intuit, Inc.	28,317	4,908,752
IPG Photonics Corp.*	4,411	1,029,439
Juniper Networks, Inc.	40,045	974,295
KLA-Tencor Corp.	18,222	1,986,380
Lam Research Corp.	18,959	3,851,710
Mastercard, Inc. Cl A	107,400	18,812,184
Microchip Technology, Inc.	27,277	2,492,027
Micron Technology, Inc.*	134,380	7,006,573
Microsoft Corp.	896,796	81,850,574
Motorola Solutions, Inc.	18,881	1,988,169
NetApp, Inc.	31,204	1,924,975
NVIDIA Corp.	70,441	16,313,431
Oracle Corp.	352,090	16,108,118
Paychex, Inc.	37,242	2,293,735
PayPal Hldgs., Inc.*	131,079	9,944,964
Qorvo, Inc.*	14,695	1,035,263
QUALCOMM, Inc.	172,353	9,550,080
Red Hat, Inc.*	20,585	3,077,663
Salesforce.com, inc.*	79,820	9,283,066
Seagate Technology PLC	33,184	1,941,928
Skyworks Solutions, Inc.	21,254	2,130,926
Symantec Corp.	72,220	1,866,887
Synopsys, Inc.*	17,317	1,441,467
Take-Two Interactive Software, Inc.*	13,289	1,299,398
TE Connectivity Ltd.	40,887	4,084,611
Texas Instruments, Inc.	114,552	11,900,807
Total System Services, Inc.	19,216	1,657,572
VeriSign, Inc.*	9,734	1,154,063
Visa, Inc. Cl A	209,748	25,090,056
Western Digital Corp.	34,626	3,194,941
Western Union Co.	53,495	1,028,709
Xerox Corp.	24,946	717,946
Xilinx, Inc.	29,664	2,142,927

		651,327,123

MATERIALS (2.8%)
Air Products & Chemicals, Inc.	25,483	4,052,561
Albemarle Corp.	12,884	1,194,862
Avery Dennison Corp.	10,242	1,088,213
Ball Corp.	40,733	1,617,507
CF Industries Hldgs., Inc.	27,125	1,023,426
DowDuPont, Inc.	272,302	17,348,360
Eastman Chemical Co.	16,650	1,757,907
Ecolab, Inc.	30,232	4,143,900
FMC Corp.	15,634	1,197,095
Freeport-McMoRan, Inc.*	156,793	2,754,853
International Paper Co.	48,067	2,568,220
Int’l. Flavors & Fragrances, Inc.	9,192	1,258,477
LyondellBasell Inds. NV Cl A	37,631	3,976,844
Martin Marietta Materials, Inc.	7,321	1,517,643
Monsanto Co.	51,263	5,981,879
Newmont Mining Corp.	62,120	2,427,028

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Nucor Corp.	36,997	2,260,147
Packaging Corp. of America	10,989	1,238,460
PPG Industries, Inc.	29,576	3,300,682
Praxair, Inc.	33,383	4,817,167
Sealed Air Corp.	19,499	834,362
Sherwin-Williams Co.	9,627	3,774,939
The Mosaic Co.	40,789	990,357
Vulcan Materials Co.	15,444	1,763,241
WestRock Co.	29,716	1,906,876

		74,795,006

REAL ESTATE (2.7%)
Alexandria Real Estate Equities, Inc.	11,791	1,472,578
American Tower Corp.	51,251	7,448,820
Apartment Investment & Management Co. Cl A	18,320	746,540
AvalonBay Communities, Inc.	16,080	2,644,517
Boston Properties, Inc.	17,939	2,210,444
CBRE Group, Inc.*	35,118	1,658,272
Crown Castle Int’l. Corp.	48,238	5,287,367
Digital Realty Trust, Inc.	23,898	2,518,371
Duke Realty Corp.	41,537	1,099,900
Equinix, Inc.	9,220	3,855,251
Equity Residential	42,885	2,642,574
Essex Property Trust, Inc.	7,690	1,850,829
Extra Space Storage, Inc.	14,708	1,284,891
Federal Realty Investment Trust	8,515	988,677
GGP, Inc.	73,533	1,504,485
HCP, Inc.	54,581	1,267,917
Host Hotels & Resorts, Inc.	85,395	1,591,763
Iron Mountain, Inc.	32,761	1,076,526
Kimco Realty Corp.	49,543	713,419
Mid-America Apt. Communities, Inc.	13,225	1,206,649
ProLogis, Inc.	62,052	3,908,655
Public Storage	17,451	3,497,006
Realty Income Corp.	33,114	1,712,987
Regency Centers Corp.	17,320	1,021,534
SBA Communications Corp. Cl A*	13,570	2,319,384
Simon Property Group, Inc.	36,245	5,594,416
SL Green Realty Corp	10,513	1,017,974
The Macerich Co.	12,623	707,140
UDR, Inc.	31,217	1,111,950
Ventas, Inc.	41,368	2,048,957
Vornado Realty Trust	20,137	1,355,220
Welltower, Inc.	43,103	2,346,096
Weyerhaeuser Co.	87,868	3,075,380

		72,786,489

TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	715,215	25,497,415
CenturyLink, Inc.	113,735	1,868,666
Verizon Communications, Inc.	481,080	23,005,246

		50,371,327

UTILITIES (2.8%)
AES Corp.	76,983	875,297
Alliant Energy Corp.	26,944	1,100,932
Ameren Corp.	28,270	1,600,930
American Electric Power Co., Inc.	57,335	3,932,608
American Water Works Co., Inc.	20,806	1,708,797
CenterPoint Energy, Inc.	50,127	1,373,480
CMS Energy Corp.	32,909	1,490,449
Consolidated Edison, Inc.	36,178	2,819,713
Dominion Resources, Inc.	75,737	5,106,946
DTE Energy Co.	20,902	2,182,169
Duke Energy Corp.	81,602	6,321,707
Edison International	37,980	2,417,807
Entergy Corp.	21,084	1,660,998
Eversource Energy	36,913	2,174,914

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Exelon Corp.	112,343	4,382,500
FirstEnergy Corp.	52,126	1,772,805
NextEra Energy, Inc.	54,775	8,946,401
NiSource, Inc.	39,306	939,806
NRG Energy, Inc.	35,132	1,072,580
PG&E Corp.	60,025	2,636,898
Pinnacle West Capital Corp.	13,022	1,039,156
PPL Corp.	80,876	2,287,982
Public Svc. Enterprise Group, Inc.	58,778	2,953,007
SCANA Corp.	16,625	624,269
Sempra Energy	29,728	3,306,348
Southern Co.	117,502	5,247,639
WEC Energy Group, Inc.	36,773	2,305,667
Xcel Energy, Inc.	59,230	2,693,780

		74,975,585

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,530,691,701) 97.0%		2,619,356,471

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	A-1+	1.51	04/12/18	20,700,000	20,688,655
U.S. Treasury Bill (1)	A-1+	1.61	05/24/18	7,700,000	7,681,030
U.S. Treasury Bill (1)	A-1+	1.61	05/24/18	6,000,000	5,985,205

					34,354,890

U.S. GOVERNMENT AGENCIES (0.0%) (2)
FHLB	A-1+	1.57	04/13/18	600,000	599,633

COMMERCIAL PAPER (1.5%)
Intercontinental Exchange, Inc.†	A-1	1.80	04/03/18	12,000,000	11,997,600
San Diego Gas & Electric Co.†	A-1	1.80	04/02/18	14,600,000	14,597,809
Toyota Motor Credit Corp.	A-1+	1.66	04/05/18	15,000,000	14,995,844

					41,591,253

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $76,545,776) 2.8%					76,545,776

TOTAL INVESTMENTS (Cost: $1,607,237,477) 99.8%					2,695,902,247

OTHER NET ASSETS 0.2%					4,329,662

NET ASSETS 100.0%					$2,700,231,909

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.1%)
Advance Auto Parts, Inc.	573	67,929
Amazon.com, Inc.*	3,112	4,504,122
Aptiv PLC	2,057	174,783
AutoZone, Inc.*	211	136,874
Best Buy Co., Inc.	1,970	137,880
Booking Hldgs., Inc.*	378	786,387
BorgWarner, Inc.	1,530	76,852
CarMax, Inc.*	1,400	86,716
Carnival Corp.	3,146	206,315
CBS Corp. Cl B	2,676	137,520
Charter Communications, Inc. Cl A*	1,442	448,779
Chipotle Mexican Grill, Inc.*	190	61,391
Comcast Corp. Cl A	35,886	1,226,225
D.R. Horton, Inc.	2,651	116,220
Darden Restaurants, Inc.	956	81,499
Discovery Communications, Inc. Cl A*	1,205	25,823
Discovery Communications, Inc. Cl C*	2,365	46,165
DISH Network Corp.*	1,770	67,065
Disney (Walt) Co.	11,643	1,169,423
Dollar General Corp.	2,001	187,194
Dollar Tree, Inc.*	1,836	174,236
Expedia, Inc.	952	105,110
Foot Locker, Inc.	940	42,808
Ford Motor Co.	30,183	334,428
Gap, Inc.	1,689	52,697
Garmin Ltd.	857	50,503
General Motors Co.	9,781	355,442
Genuine Parts Co.	1,137	102,148
Goodyear Tire & Rubber Co.	1,861	49,465
H&R Block, Inc.	1,619	41,139
Hanesbrands, Inc.	2,788	51,355
Harley-Davidson, Inc.	1,306	56,001
Hasbro, Inc.	876	73,847
Hilton Worldwide Hldgs., Inc.	1,569	123,574
Home Depot, Inc.	9,046	1,612,359
Interpublic Group of Cos., Inc.	2,983	68,698
Kohl’s Corp.	1,303	85,360
L Brands, Inc.	1,901	72,637
Leggett & Platt, Inc.	1,025	45,469
Lennar Corp. Cl A	2,118	124,835
LKQ Corp.*	2,397	90,966
Lowe’s Cos., Inc.	6,431	564,320
Macy’s, Inc.	2,361	70,216
Marriott International, Inc. Cl A	2,329	316,697
Mattel, Inc.	2,666	35,058
McDonald’s Corp.	6,175	965,647
MGM Resorts International	3,944	138,119
Michael Kors Hldgs. Ltd.*	1,178	73,130
Mohawk Industries, Inc.*	491	114,020
Netflix, Inc.*	3,355	990,899
Newell Brands, Inc.	3,755	95,677
News Corp. Cl A	2,969	46,910
News Corp. Cl B	947	15,247
NIKE, Inc. Cl B	10,067	668,851
Nordstrom, Inc.	906	43,859
Norwegian Cruise Line Hldgs. Ltd.*	1,597	84,593
Omnicom Group, Inc.	1,786	129,789
O’Reilly Automotive, Inc.*	649	160,550
PulteGroup, Inc.	2,042	60,219
PVH Corp.	597	90,404
Ralph Lauren Corp.	430	48,074
Ross Stores, Inc.	2,961	230,899

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Royal Caribbean Cruises Ltd.	1,324	155,888
Starbucks Corp.	10,884	630,075
Tapestry, Inc.	2,210	116,268
Target Corp.	4,213	292,509
Tiffany & Co.	788	76,956
Time Warner, Inc.	6,044	571,642
TJX Cos., Inc.	4,891	398,910
Tractor Supply Co.	970	61,129
TripAdvisor, Inc.*	840	34,348
Twenty-First Century Fox, Inc. Cl A	8,152	299,097
Twenty-First Century Fox, Inc. Cl B	3,399	123,622
Ulta Beauty, Inc.*	449	91,717
Under Armour, Inc. Cl A*	1,436	23,479
Under Armour, Inc. Cl C*	1,431	20,535
V.F. Corp.	2,550	189,006
Viacom, Inc. Cl B	2,741	85,135
Whirlpool Corp.	547	83,751
Wyndham Worldwide Corp.	773	88,454
Wynn Resorts Ltd.	623	113,610
Yum! Brands, Inc.	2,575	219,210

		22,076,758

CONSUMER STAPLES (4.3%)
Altria Group, Inc.	14,730	917,974
Archer-Daniels-Midland Co.	4,334	187,966
Brown-Forman Corp. Cl B	2,028	110,323
Campbell Soup Co.	1,493	64,662
Church & Dwight Co., Inc.	1,889	95,130
Clorox Co.	1,002	133,376
Coca-Cola Co.	29,742	1,291,695
Colgate-Palmolive Co.	6,781	486,062
Conagra Brands, Inc.	3,103	114,439
Constellation Brands, Inc. Cl A	1,326	302,222
Costco Wholesale Corp.	3,400	640,662
Coty, Inc. Cl A	3,658	66,941
CVS Health Corp.	7,864	489,219
Dr. Pepper Snapple Group, Inc.	1,391	164,667
Estee Lauder Cos., Inc. Cl A	1,740	260,513
General Mills, Inc.	4,414	198,895
Hershey Co.	1,092	108,064
Hormel Foods Corp.	2,094	71,866
J.M. Smucker Co.	881	109,253
Kellogg Co.	1,929	125,404
Kimberly-Clark Corp.	2,715	299,003
Kraft Heinz Co.	4,631	288,465
Kroger Co.	6,845	163,869
McCormick & Co., Inc.	937	99,687
Molson Coors Brewing Co. Cl B	1,432	107,873
Mondelez International, Inc. Cl A	11,514	480,479
Monster Beverage Corp.*	3,201	183,129
PepsiCo, Inc.	11,018	1,202,615
Philip Morris Int’l., Inc.	12,027	1,195,484
Proctor & Gamble Co.	19,525	1,547,942
Sysco Corp.	3,718	222,931
Tyson Foods, Inc. Cl A	2,304	168,630
Walgreens Boots Alliance, Inc.	6,617	433,215
Wal-Mart Stores, Inc.	11,234	999,489

		13,332,144

ENERGY (3.2%)
Anadarko Petroleum Corp.	4,245	256,440
Andeavor	1,096	110,214
Apache Corp.	2,961	113,939
Baker Hughes, a GE Co.	3,258	90,475
Cabot Oil & Gas Corp.	3,576	85,752
Chevron Corp.	14,818	1,689,845
Cimarex Energy Co.	741	69,284
Concho Resources, Inc.*	1,156	173,781

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

ConocoPhillips	9,104	539,776
Devon Energy Corp.	4,086	129,894
EOG Resources, Inc.	4,494	473,083
EQT Corp.	1,902	90,364
Exxon Mobil Corp.	32,881	2,453,251
Halliburton Co.	6,762	317,408
Helmerich & Payne, Inc.	844	56,177
Hess Corp.	2,076	105,087
Kinder Morgan, Inc.	14,698	221,352
Marathon Oil Corp.	6,583	106,184
Marathon Petroleum Corp.	3,674	268,606
National Oilwell Varco, Inc.	2,948	108,516
Newfield Exploration Co.*	1,552	37,900
Noble Energy, Inc.	3,820	115,746
Occidental Petroleum Corp.	5,936	385,603
ONEOK, Inc.	3,187	181,404
Phillips 66	3,253	312,028
Pioneer Natural Resources Co.	1,320	226,750
Range Resources Corp.	1,759	25,576
Schlumberger Ltd.	10,716	694,182
TechnipFMC PLC	3,393	99,924
Valero Energy Corp.	3,359	311,614
Williams Cos., Inc.	6,432	159,900

		10,010,055

FINANCIALS (8.2%)
Affiliated Managers Group, Inc.	422	80,003
Aflac, Inc.	6,040	264,310
Allstate Corp.	2,744	260,131
American Express Co.	5,577	520,223
American Int’l. Group, Inc.	6,966	379,090
Ameriprise Financial, Inc.	1,135	167,912
Aon PLC	1,906	267,469
Assurant, Inc.	406	37,112
Bank of America Corp.	74,079	2,221,629
Bank of New York Mellon Corp.	7,817	402,810
BB&T Corp.	6,015	313,021
Berkshire Hathaway, Inc. Cl B*	14,901	2,972,451
BlackRock, Inc.	959	519,509
Brighthouse Financial, Inc.*	743	38,190
Capital One Financial Corp.	3,763	360,571
CBOE Holdings, Inc.	873	99,609
Charles Schwab Corp.	9,278	484,497
Chubb Ltd.	3,595	491,688
Cincinnati Financial Corp.	1,157	85,919
Citigroup, Inc.	19,898	1,343,115
Citizens Financial Group, Inc.	3,766	158,097
CME Group, Inc.	2,634	426,023
Comerica, Inc.	1,335	128,067
Discover Financial Svcs.	2,748	197,664
E*Trade Financial Corp.*	2,060	114,145
Everest Re Group Ltd.	317	81,412
Fifth Third Bancorp	5,367	170,402
Franklin Resources, Inc.	2,522	87,463
Gallagher (Arthur J.) & Co.	1,403	96,428
Goldman Sachs Group, Inc.	2,738	689,593
Hartford Financial Svcs. Group, Inc.	2,764	142,401
Huntington Bancshares, Inc.	8,531	128,818
Intercontinental Exchange, Inc.	4,502	326,485
Invesco Ltd.	3,158	101,088
iShares Core S&P 500 ETF	144	38,213
JPMorgan Chase & Co.	26,567	2,921,573
KeyCorp	8,195	160,212
Leucadia National Corp.	2,428	55,188
Lincoln National Corp.	1,692	123,618
Loews Corp.	2,088	103,836
M&T Bank Corp.	1,159	213,673

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Marsh & McLennan Cos., Inc.	3,934	324,909
MetLife, Inc.	8,029	368,451
Moody’s Corp.	1,288	207,754
Morgan Stanley	10,677	576,131
Nasdaq, Inc.	903	77,857
Navient Corp.	2,033	26,673
Northern Trust Corp.	1,648	169,958
People’s United Financial, Inc.	2,687	50,139
PNC Financial Svcs. Grp., Inc.	3,646	551,421
Principal Financial Grp., Inc.	2,087	127,119
Progressive Corp.	4,511	274,855
Prudential Financial, Inc.	3,269	338,505
Raymond James Financial, Inc.	1,003	89,678
Regions Financial Corp.	8,682	161,312
S&P Global, Inc.	1,967	375,815
State Street Corp.	2,844	283,632
SunTrust Banks, Inc.	3,620	246,305
SVB Financial Group*	409	98,164
Synchrony Financial	5,548	186,024
T. Rowe Price Group, Inc.	1,894	204,495
Torchmark Corp.	821	69,104
Travelers Cos., Inc.	2,104	292,161
U.S. Bancorp	12,136	612,868
Unum Group	1,713	81,556
Wells Fargo & Co.	33,960	1,779,844
Willis Towers Watson PLC	1,022	155,538
XL Group Ltd.	1,989	109,912
Zions Bancorporation	1,517	79,991

		25,693,829

HEALTH CARE (7.6%)
Abbott Laboratories	13,503	809,100
AbbVie, Inc.	12,372	1,171,010
Aetna, Inc.	2,534	428,246
Agilent Technologies, Inc.	2,501	167,317
Alexion Pharmaceuticals, Inc.*	1,721	191,823
Align Technology, Inc.*	558	140,131
Allergan PLC	2,571	432,674
AmerisourceBergen Corp.	1,261	108,711
Amgen, Inc.	5,184	883,768
Anthem, Inc.	1,979	434,786
Baxter International, Inc.	3,851	250,469
Becton, Dickinson & Co.	2,062	446,835
BIOGEN, Inc.*	1,644	450,160
Boston Scientific Corp.*	10,666	291,395
Bristol-Myers Squibb Co.	12,670	801,378
Cardinal Health, Inc.	2,445	153,253
Celgene Corp.*	5,830	520,094
Centene Corp.*	1,343	143,526
Cerner Corp.*	2,447	141,926
CIGNA Corp.	1,881	315,519
Cooper Companies, Inc.	380	86,948
Danaher Corp.	4,757	465,758
DaVita Inc Inc.*	1,127	74,314
DENTSPLY SIRONA, Inc.	1,780	89,552
Edwards Lifesciences Corp.*	1,632	227,697
Envision Healthcare Corp.*	939	36,086
Express Scripts Hldg. Co.*	4,371	301,949
Gilead Sciences, Inc.	10,169	766,641
HCA Healthcare, Inc.	2,170	210,490
Hologic, Inc.*	2,144	80,100
Humana, Inc.	1,068	287,110
IDEXX Laboratories, Inc.*	675	129,188
Illumina, Inc.*	1,139	269,282
Incyte Corp.*	1,357	113,079
Intuitive Surgical, Inc.*	871	359,575
IQVIA Holdings, Inc.*	1,129	110,766

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Johnson & Johnson	20,820	2,668,083
Laboratory Corp. of America Hldgs.*	790	127,783
Lilly (Eli) & Co.	7,474	578,263
McKesson Corp.	1,601	225,533
Medtronic PLC	10,510	843,112
Merck & Co., Inc.	20,913	1,139,131
Mettler-Toledo Int’l., Inc.*	197	113,281
Mylan NV*	3,990	164,268
Nektar Therapeutics*	1,247	132,506
PerkinElmer, Inc.	855	64,741
Perrigo Co. PLC	1,017	84,757
Pfizer, Inc.	46,206	1,639,851
Quest Diagnostics, Inc.	1,054	105,716
Regeneron Pharmaceuticals, Inc.*	598	205,927
ResMed, Inc.	1,107	109,006
Schein (Henry), Inc.*	1,194	80,249
Stryker Corp.	2,498	401,978
Thermo Fisher Scientific, Inc.	3,114	642,916
UnitedHealth Group, Inc.	7,507	1,606,498
Universal Health Svcs., Inc. Cl B	674	79,808
Varian Medical Systems, Inc.*	707	86,714
Vertex Pharmaceuticals, Inc.*	1,968	320,745
Waters Corp.*	611	121,375
Zimmer Biomet Hldgs., Inc.	1,577	171,956
Zoetis, Inc.	3,775	315,250

		23,920,103

INDUSTRIALS (5.7%)
3M Co.	4,614	1,012,865
Acuity Brands, Inc.	326	45,376
Alaska Air Group, Inc.	952	58,986
Allegion PLC	737	62,859
American Airlines Group, Inc.	3,260	169,390
AMETEK, Inc.	1,791	136,062
Arconic, Inc.	3,291	75,825
Boeing Co.	4,283	1,404,310
Caterpillar, Inc.	4,629	682,222
Cintas Corp.	668	113,947
CSX Corp.	6,864	382,393
Cummins, Inc.	1,207	195,643
Deere & Co.	2,507	389,387
Delta Air Lines, Inc.	5,036	276,023
Dover Corp.	1,197	117,569
Eaton Corp. PLC	3,411	272,573
Emerson Electric Co.	4,916	335,763
Equifax, Inc.	930	109,563
Expeditors Int’l. of Wash.	1,369	86,658
Fastenal Co.	2,223	121,354
FedEx Corp.	1,912	459,090
Flowserve Corp.	1,013	43,893
Fluor Corp.	1,085	62,084
Fortive Corp.	2,373	183,955
Fortune Brands Home & Security, Inc.	1,179	69,431
General Dynamics Corp.	2,139	472,505
General Electric Co.	67,289	907,056
Grainger (W.W.), Inc.	394	111,214
Harris Corp.	918	148,055
Honeywell International, Inc.	5,818	840,759
Hunt (J.B.) Transport Svcs., Inc.	663	77,670
Huntington Ingalls Industries, Inc.	352	90,732
IHS Markit Ltd.*	2,803	135,217
Illinois Tool Works, Inc.	2,381	373,007
Ingersoll-Rand PLC	1,936	165,547
Jacobs Engineering Group, Inc.	934	55,246
Johnson Controls Int’l. PLC	7,169	252,636
Kansas City Southern	798	87,660
L-3 Communications Corp.	607	126,256

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Lockheed Martin Corp.	1,921	649,164
Masco Corp.	2,432	98,350
Nielsen Hldgs. PLC	2,591	82,368
Norfolk Southern Corp.	2,200	298,716
Northrop Grumman Corp.	1,347	470,265
PACCAR, Inc.	2,729	180,578
Parker Hannifin Corp.	1,034	176,845
Pentair PLC	1,283	87,411
Quanta Services, Inc.*	1,191	40,911
Raytheon Co.	2,232	481,710
Republic Services, Inc.	1,745	115,571
Robert Half Int’l., Inc.	964	55,806
Robinson (C.H.) Worldwide, Inc.	1,082	101,394
Rockwell Automation, Inc.	991	172,632
Rockwell Collins, Inc.	1,270	171,260
Roper Technologies, Inc.	796	223,429
Smith (A.O.) Corp.	1,126	71,602
Snap-on, Inc.	439	64,770
Southwest Airlines Co.	4,190	240,003
Stanley Black & Decker, Inc.	1,188	182,002
Stericycle, Inc.*	664	38,864
Textron, Inc.	2,025	119,414
TransDigm Group, Inc.	376	115,409
Union Pacific Corp.	6,090	818,679
United Continental Hldgs., Inc*	1,874	130,187
United Parcel Service, Inc. Cl B	5,334	558,256
United Rentals, Inc.*	653	112,793
United Technologies Corp.	5,758	724,472
Verisk Analytics, Inc. Cl A*	1,202	125,008
Waste Management, Inc.	3,091	260,015
Xylem, Inc.	1,394	107,226

		17,785,891

INFORMATION TECHNOLOGY (13.8%)
Accenture PLC Cl A	4,780	733,730
Activision Blizzard, Inc.	5,879	396,597
Adobe Systems, Inc.*	3,803	821,752
Advanced Micro Devices, Inc.*	6,371	64,029
Akamai Technologies, Inc.*	1,316	93,410
Alliance Data Systems Corp.	373	79,397
Alphabet, Inc. Cl A*	2,310	2,395,793
Alphabet, Inc. Cl C*	2,355	2,429,876
Amphenol Corp. Cl A	2,366	203,784
Analog Devices, Inc.	2,865	261,087
ANSYS, Inc.*	649	101,692
Apple, Inc.	39,271	6,588,885
Applied Materials, Inc.	8,141	452,721
Autodesk, Inc.*	1,705	214,114
Automatic Data Processing, Inc.	3,436	389,917
Broadcom Ltd.	3,180	749,367
CA, Inc.	2,422	82,106
Cadence Design Systems, Inc.*	2,190	80,526
Cisco Systems, Inc.	37,319	1,600,612
Citrix Systems, Inc.*	1,001	92,893
Cognizant Technology Solutions	4,555	366,678
Corning, Inc.	6,732	187,688
CSRA, Inc.	1,269	52,321
DXC Technology Co.	2,210	222,171
eBay, Inc.*	7,301	293,792
Electronic Arts, Inc.*	2,376	288,066
F5 Networks, Inc.*	479	69,268
Facebook, Inc. Cl A*	18,570	2,967,300
Fidelity Nat’l. Information Svcs., Inc.	2,564	246,913
Fiserv, Inc.*	3,202	228,335
FLIR Systems, Inc.	1,076	53,811
Gartner, Inc.*	704	82,804
Global Payments, Inc.	1,232	137,393

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Hewlett Packard Enterprise Co.	12,150	213,111
HP, Inc.	12,685	278,055
Intel Corp.	36,264	1,888,629
Int’l. Business Machines Corp.	6,642	1,019,082
Intuit, Inc.	1,885	326,765
IPG Photonics Corp.*	294	68,614
Juniper Networks, Inc.	2,665	64,839
KLA-Tencor Corp.	1,212	132,120
Lam Research Corp.	1,261	256,185
Mastercard, Inc. Cl A	7,146	1,251,693
Microchip Technology, Inc.	1,815	165,818
Micron Technology, Inc.*	8,940	466,132
Microsoft Corp.	59,665	5,445,620
Motorola Solutions, Inc.	1,257	132,362
NetApp, Inc.	2,077	128,130
NVIDIA Corp.	4,686	1,085,231
Oracle Corp.	23,426	1,071,740
Paychex, Inc.	2,478	152,620
PayPal Hldgs., Inc.*	8,720	661,586
Qorvo, Inc.*	978	68,900
QUALCOMM, Inc.	11,466	635,331
Red Hat, Inc.*	1,370	204,829
Salesforce.com, inc.*	5,311	617,669
Seagate Technology PLC	2,207	129,154
Skyworks Solutions, Inc.	1,415	141,868
Symantec Corp.	4,805	124,209
Synopsys, Inc.*	1,153	95,976
Take-Two Interactive Software, Inc.*	884	86,438
TE Connectivity Ltd.	2,721	271,828
Texas Instruments, Inc.	7,622	791,850
Total System Services, Inc.	1,279	110,327
VeriSign, Inc.*	647	76,708
Visa, Inc. Cl A	13,955	1,669,297
Western Digital Corp.	2,304	212,590
Western Union Co.	3,560	68,459
Xerox Corp.	1,660	47,776
Xilinx, Inc.	1,974	142,602

		43,332,971

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	1,695	269,556
Albemarle Corp.	857	79,478
Avery Dennison Corp.	681	72,356
Ball Corp.	2,709	107,574
CF Industries Hldgs., Inc.	1,804	68,065
DowDuPont, Inc.	18,116	1,154,170
Eastman Chemical Co.	1,108	116,983
Ecolab, Inc.	2,011	275,648
FMC Corp.	1,040	79,633
Freeport-McMoRan, Inc.*	10,432	183,290
International Paper Co.	3,198	170,869
Int’l. Flavors & Fragrances, Inc.	611	83,652
LyondellBasell Inds. NV Cl A	2,503	264,517
Martin Marietta Materials, Inc.	488	101,162
Monsanto Co.	3,411	398,030
Newmont Mining Corp.	4,133	161,476
Nucor Corp.	2,461	150,342
Packaging Corp. of America	732	82,496
PPG Industries, Inc.	1,968	219,629
Praxair, Inc.	2,222	320,635
Sealed Air Corp.	1,297	55,499
Sherwin-Williams Co.	641	251,349
The Mosaic Co.	2,713	65,872
Vulcan Materials Co.	1,027	117,253
WestRock Co.	1,977	126,887

		4,976,421

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	785	98,039
American Tower Corp.	3,409	495,464
Apartment Investment & Management Co. Cl A	1,218	49,634
AvalonBay Communities, Inc.	1,069	175,808
Boston Properties, Inc.	1,194	147,125
CBRE Group, Inc.*	2,337	110,353
Crown Castle Int’l. Corp.	3,209	351,738
Digital Realty Trust, Inc.	1,589	167,449
Duke Realty Corp.	2,763	73,164
Equinix, Inc.	614	256,671
Equity Residential	2,854	175,863
Essex Property Trust, Inc.	511	122,987
Extra Space Storage, Inc.	979	85,525
Federal Realty Investment Trust	566	65,718
GGP, Inc.	4,892	100,090
HCP, Inc.	3,632	84,371
Host Hotels & Resorts, Inc.	5,681	105,894
Iron Mountain, Inc.	2,179	71,602
Kimco Realty Corp.	3,296	47,462
Mid-America Apt. Communities, Inc.	879	80,200
ProLogis, Inc.	4,128	260,023
Public Storage	1,162	232,853
Realty Income Corp.	2,203	113,961
Regency Centers Corp.	1,153	68,004
SBA Communications Corp. Cl A*	902	154,170
Simon Property Group, Inc.	2,411	372,138
SL Green Realty Corp	699	67,684
The Macerich Co.	839	47,001
UDR, Inc.	2,077	73,983
Ventas, Inc.	2,752	136,307
Vornado Realty Trust	1,340	90,182
Welltower, Inc.	2,868	156,105
Weyerhaeuser Co.	5,847	204,645

		4,842,213

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	47,585	1,696,405
CenturyLink, Inc.	7,567	124,326
Verizon Communications, Inc.	32,007	1,530,575

		3,351,306

UTILITIES (1.6%)
AES Corp.	5,121	58,226
Alliant Energy Corp.	1,792	73,221
Ameren Corp.	1,881	106,521
American Electric Power Co., Inc.	3,815	261,671
American Water Works Co., Inc.	1,384	113,668
CenterPoint Energy, Inc.	3,334	91,352
CMS Energy Corp.	2,189	99,140
Consolidated Edison, Inc.	2,406	187,524
Dominion Resources, Inc.	5,038	339,712
DTE Energy Co.	1,391	145,220
Duke Energy Corp.	5,429	420,585
Edison International	2,526	160,805
Entergy Corp.	1,403	110,528
Eversource Energy	2,456	144,708
Exelon Corp.	7,474	291,561
FirstEnergy Corp.	3,468	117,947
NextEra Energy, Inc.	3,645	595,338
NiSource, Inc.	2,616	62,549
NRG Energy, Inc.	2,338	71,379
PG&E Corp.	3,993	175,412
Pinnacle West Capital Corp.	866	69,107
PPL Corp.	5,380	152,200
Public Svc. Enterprise Group, Inc.	3,911	196,489
SCANA Corp.	1,107	41,568
Sempra Energy	1,977	219,882
Southern Co.	7,818	349,152

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

WEC Energy Group, Inc.	2,446	153,364
Xcel Energy, Inc.	3,940	179,191

		4,988,020

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $102,678,280) 55.7%		174,309,711

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	A-1+	1.52	04/26/18	3,000,000	2,996,565
U.S. Treasury Bill (1)	A-1+	1.61	05/24/18	500,000	498,767

					3,495,332

COMMERCIAL PAPER (0.2%)
Home Depot, Inc;.†	A-1	1.70	04/02/18	525,000	524,926

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,020,258) 1.3%					4,020,258

TOTAL INDEXED ASSETS (Cost: $106,698,538) 57.0%					178,329,969

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.0%)
American Axle & Mfg. Hldgs., Inc.*	12,277	186,856
AutoZone, Inc.*	927	601,336
Bassett Furniture Industries, Inc.	2,259	68,561
Belmond Ltd.*	21,722	242,201
Bloomin’ Brands, Inc.	16,395	398,071
BorgWarner, Inc.	8,551	429,517
Bright Horizons Family Solutions, Inc.*	3,803	379,235
Cooper Tire & Rubber Co.	5,300	155,290
Dave & Buster’s Entertainment, Inc.*	10,861	453,338
Discovery Communications, Inc. Cl A*	4,150	88,935
Discovery Communications, Inc. Cl C*	11,913	232,542
Expedia, Inc.	1,178	130,063
Five Below, Inc.*	14,043	1,029,914
Haverty Furniture Cos., Inc.	15,779	317,947
Houghton Mifflin Harcourt Co.*	43,747	304,042
ILG, Inc.	8,452	262,942
Liberty Interactive Corp. Ser. A QVC Group*	11,438	287,895
Lions Gate Entertainment Corp. Cl A	18,655	481,858
Lions Gate Entertainment Corp. Cl B	20,955	504,596
Lithia Motors, Inc. Cl A	6,965	700,121
Marriott International, Inc. Cl A	4,399	598,176
MSG Networks, Inc.*	14,607	330,118
NVR, Inc.*	110	308,000
Playa Hotels & Resorts NV*	34,213	349,657
Ralph Lauren Corp.	4,717	527,361
Red Rock Resorts, Inc. Cl A	14,346	420,050
Signet Jewelers Ltd.	3,355	129,235
Sleep Number Corp.*	35,471	1,246,805
Steve Madden Ltd.	5,597	245,708
Taylor Morrison Home Corp. Cl A*	3,067	71,400
Thor Industries, Inc.	4,281	493,042
Tractor Supply Co.	6,602	416,058
Unifi, Inc.*	7,028	254,765

		12,645,635

CONSUMER STAPLES (1.1%)
Cal-Maine Foods, Inc.*	6,459	282,258
Church & Dwight Co., Inc.	9,891	498,111
Constellation Brands, Inc. Cl A	2,326	530,142

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Crimson Wine Group Ltd.*	40,194	397,519
Edgewell Personal Care Co.*	1,800	87,876
Ingredion, Inc.	1,805	232,701
J.M. Smucker Co.	2,578	319,698
Orchids Paper Products Co.	27,434	223,588
Vector Group Ltd.	27,452	559,748
WD-40 Co.	1,877	247,201

		3,378,842

ENERGY (1.9%)
Abraxas Petroleum Corp.*	44,432	98,639
Andeavor	1,027	103,275
Baker Hughes, a GE Co.	4,199	116,606
Carrizo Oil and Gas, Inc.*	17,089	273,424
Centennial Resource Dev., Inc. Cl A*	15,282	280,425
Cheniere Energy, Inc.*	3,558	190,175
Concho Resources, Inc.*	1,292	194,226
Continental Resources, Inc.*	9,434	556,134
CrossAmerica Partners LP	7,925	162,938
Devon Energy Corp.	5,626	178,851
Ensco PLC Cl A	21,028	92,313
Gulfport Energy Corp.*	12,161	117,354
Hess Corp.	1,838	93,040
Matador Resources Co.*	3,487	104,296
Matrix Service Co.*	4,269	58,485
MPLX LP	3,872	127,931
Newfield Exploration Co.*	6,966	170,110
Noble Energy, Inc.	6,083	184,315
PBF Energy, Inc.	28,931	980,761
PDC Energy, Inc.*	4,443	217,840
ProPetro Hldg. Corp.*	5,200	82,628
Range Resources Corp.	42,437	617,034
Ring Energy, Inc.*	15,417	221,234
RPC, Inc.	18,385	331,481
US Silica Hldgs., Inc.	3,550	90,596
Weatherford Int’l. PLC*	11,730	26,862
Williams Cos., Inc.	16,894	419,985

		6,090,958

FINANCIALS (7.8%)
American Equity Investment Life Hldg. Co.	12,331	362,038
American Financial Group, Inc.	2,947	330,712
Ameriprise Financial, Inc.	4,284	633,775
AMERISAFE, Inc.	2,747	151,772
Aspen Insurance Hldgs. Ltd.	8,416	377,458
Associated Banc-Corp.	25,875	642,993
BancFirst Corp.	8,791	466,802
Bank of Marin Bancorp	3,612	249,047
BankUnited, Inc.	5,506	220,130
Banner Corp.	7,101	394,034
Bridgewater Bancshares, Inc.*	1,311	17,135
Brookline Bancorp, Inc.	27,256	441,547
Brown & Brown, Inc.	6,334	161,137
Bryn Mawr Bank Corp.	7,768	341,404
Cadence Bancorporation	6,989	190,310
CBOE Holdings, Inc.	3,201	365,234
Charter Financial Corp.	14,939	304,606
CIT Group, Inc.	3,865	199,048
Citizens Financial Group, Inc.	3,040	127,619
Dime Community Bancshares	12,775	235,060
Discover Financial Svcs.	6,169	443,736
East West Bancorp, Inc.	3,310	207,007
Ellington Financial LLC	23,909	354,092
Enterprise Financial Svcs. Corp.	8,726	409,249
Everest Re Group Ltd.	1,801	462,533
Fifth Third Bancorp	18,569	589,566
First Connecticut Bancorp, Inc.	6,481	165,914
First Interstate BancSytem, Inc.	9,534	377,070

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

First Merchants Corp.	5,945	247,907
First Republic Bank/CA	3,596	333,026
Flushing Financial Corp.	9,862	265,880
Glacier Bancorp, Inc.	8,950	343,501
Great Southern Bancorp, Inc.	3,403	169,980
Hanmi Financial Corp.	4,576	140,712
Hartford Financial Svcs. Group, Inc.	12,813	660,126
Heritage Financial Corp.	8,200	250,920
IBERIABANK Corp.	1,128	87,984
Investors Bancorp, Inc.	19,275	262,911
iShares Micro-Cap ETF	981	94,225
iShares Russell Mid-Cap ETF	1,075	221,923
iShares Russell Mid-Cap Value ETF	2,820	243,733
KeyCorp	39,797	778,032
Lincoln National Corp.	3,761	274,779
Luther Burbank Corp.	5,590	67,136
Marlin Business Svcs. Corp.	15,158	429,729
MB Financial, Inc.	6,007	243,163
Moelis & Co. Cl A	6,877	349,695
NMI Hldgs., Inc. Cl A*	32,875	544,081
Northfield Bancorp, Inc.	20,098	313,730
Pinnacle Financial Partners, Inc.	3,142	201,716
Principal Financial Grp., Inc.	4,725	287,800
Progressive Corp.	13,155	801,534
Prosperity Bancshares, Inc.	2,481	180,195
Raymond James Financial, Inc.	4,584	409,855
Reinsurance Grp. of America, Inc.	5,387	829,598
S&T Bancorp, Inc.	5,559	222,026
SEI Investments Co.	5,144	385,337
Selective Insurance Group, Inc.	8,757	531,550
Starwood Property Trust, Inc.	44,072	923,309
Sterling Bancorp	4,908	110,675
Stock Yards Bancorp, Inc.	16,019	562,267
SVB Financial Group*	5,897	1,415,339
Synchrony Financial	3,708	124,329
TriCo Bancshares	5,319	197,973
TriState Capital Hldgs., Inc.*	9,072	210,924
UMB Financial Corp.	2,777	201,027
United Financial Bancorp, Inc.	5,148	83,398
United Insurance Hldgs. Corp.	10,029	191,955
Voya Financial, Inc.		315,777
Waterstone Financial, Inc.	5,714	98,852
Webster Financial Corp.	3,866	214,176
Wintrust Financial Corp.	1,911	164,442
Zions Bancorporation	4,945	260,750

		24,469,005

HEALTH CARE (4.8%)
Abiomed, Inc.*	473	137,638
Acadia Healthcare Co., Inc.*	15,890	622,570
ACADIA Pharmaceuticals, Inc.*	8,269	185,804
Acceleron Pharma, Inc.*	3,341	130,633
Agilent Technologies, Inc.	5,417	362,397
Agios Pharmaceuticals, Inc.*	2,551	208,621
Akebia Therapeutics, Inc.*	6,206	59,143
Align Technology, Inc.*	1,331	334,254
Alnylam Pharmaceuticals, Inc.*	645	76,820
Amicus Therapeutics, Inc.*	11,706	176,058
Anika Therapeutics, Inc.*	4,003	199,029
Becton, Dickinson & Co.	746	161,658
BioMarin Pharmaceutical, Inc.*	1,232	99,878
bluebird bio, Inc.*	2,171	370,698
Boston Scientific Corp.*	11,746	320,901
Cambrex Corp.*	1,434	74,998
Catalent, Inc.*	4,813	197,622
Centene Corp.*	4,424	472,793
Chemed Corp.	812	221,562

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Clovis Oncology, Inc.*	2,236	118,061
Dyax Corp. - contingent value rights*	6,315	0	††
Edwards Lifesciences Corp.*	3,452	481,623
Emergent Biosolutions, Inc.*	7,264	382,450
Envision Healthcare Corp.*	12,743	489,714
Exact Sciences Corp.*	6,037	243,472
Halyard Health, Inc.*	1,440	66,355
Hill-Rom Hldgs., Inc.	2,029	176,523
Humana, Inc.	856	230,118
ICU Medical, Inc.*	571	144,120
Incyte Corp.*	1,024	85,330
Insulet Corp.*	3,318	287,604
Intersect ENT, Inc.*	4,617	181,448
Intuitive Surgical, Inc.*	476	196,507
iRhythm Technologies, Inc.*	2,378	149,695
Karyopharm Therapeutics, Inc.*	8,856	118,848
Masimo Corp.*	2,270	199,647
Medicines Co.*	5,038	165,952
Mettler-Toledo Int’l., Inc.*	568	326,617
Nektar Therapeutics*	4,515	479,764
Neogen Corp.*	2,874	192,529
Neurocrine Biosciences, Inc.*	9,004	746,702
Nevro Corp.*	3,102	268,850
Omnicell, Inc.*	8,954	388,604
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	26,523	54,372
Pacira Pharmaceuticals, Inc.*	7,347	228,859
Penumbra, Inc.*	1,870	216,266
PRA Health Sciences, Inc.*	2,457	203,833
Prothena Corp. PLC*	2,994	109,910
Radius Health, Inc.*	2,788	100,201
Repligen Corp.*	4,761	172,253
Sage Therapeutics, Inc.*	1,972	317,630
Spark Therapeutics, Inc.*	1,973	131,382
Supernus Pharmaceuticals, Inc.*	20,049	918,244
Ultragenyx Pharmaceutical, Inc.*	2,088	106,467
United Therapeutics Corp.*	622	69,888
WellCare Health Plans, Inc.*	2,528	489,497
Wright Medical Group NV*	15,330	304,147
Zimmer Biomet Hldgs., Inc.	3,392	369,863
Zoetis, Inc.	6,268	523,441
Zogenix, Inc.*	2,791	111,780

		14,961,659

INDUSTRIALS (6.6%)
AeroVironment, Inc.*	2,675	121,739
Alaska Air Group, Inc.	8,437	522,757
AMERCO	506	174,621
Astronics Corp.*	6,305	235,176
BMC Stock Hldgs., Inc.*	23,373	456,942
Builders FirstSource, Inc.*	12,604	250,064
Carlisle Cos., Inc.	6,787	708,631
Copart, Inc.*	4,995	254,395
Daseke, Inc.*	27,645	270,645
Deluxe Corp.	4,499	332,971
Dover Corp.	3,762	369,504
Echo Global Logistics, Inc.*	7,263	200,459
EMCOR Group, Inc.	2,536	197,630
Encore Wire Corp.	7,586	430,126
EnPro Industries, Inc.	6,336	490,280
Fortune Brands Home & Security, Inc.	4,686	275,959
Generac Hldgs., Inc.*	2,606	119,641
GMS, Inc.*	5,102	155,917
Granite Construction, Inc.	14,101	787,682
H&E Equipment Services	6,090	234,404
Harris Corp.	3,604	581,253
Healthcare Svcs. Group, Inc.	7,016	305,056

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Hyster-Yale Materials Handling, Inc. Cl A	3,314	231,748
ICF International, Inc.	3,193	186,631
InnerWorkings, Inc.*	9,858	89,215
John Bean Technologies Corp.	1,933	219,202
Kirby Corp.*	8,036	618,371
L-3 Communications Corp.	4,498	935,584
Landstar System, Inc.	6,528	715,796
Lennox International, Inc.	1,585	323,926
Lincoln Electric Hldgs., Inc.	3,318	298,454
LSC Communications, Inc.	22,982	401,036
Miller Industries, Inc.	20,191	504,775
Mueller Industries, Inc.	39,906	1,043,941
NCI Building Systems, Inc.*	11,617	205,621
Nordson Corp.	2,245	306,083
Old Dominion Freight Line, Inc.	7,033	1,033,640
On Assignment, Inc.*	3,336	273,152
Orbital ATK, Inc.	2,284	302,881
Oshkosh Corp.	2,533	195,725
Republic Services, Inc.	1,880	124,512
Robert Half Int’l., Inc.	6,300	364,707
Rockwell Automation, Inc.	2,941	512,322
Roper Technologies, Inc.	807	226,517
Schneider National, Inc. Cl B	5,021	130,847
Simpson Manufacturing Co., Inc.	2,328	134,070
Smith (A.O.) Corp.	3,165	201,262
Stanley Black & Decker, Inc.	2,380	364,616
Sun Hydraulics Corp.	6,729	360,405
Teledyne Technologies, Inc.*	1,930	361,238
Trex Co., Inc.*	2,413	262,462
Tutor Perini Corp.*	6,047	133,336
United Rentals, Inc.*	4,822	832,904
Universal Forest Products, Inc.	14,349	465,625
VSE Corp.	7,363	380,814
Wabtec Corp.	3,319	270,167
Woodward, Inc.	940	67,360
XPO Logistics, Inc.*	1,020	103,846

		20,658,643

INFORMATION TECHNOLOGY (6.5%)
Acacia Communications, Inc.*	2,784	107,073
Advanced Energy Industries, Inc.*	1,781	113,806
Aerohive Networks, Inc.*	20,020	80,881
Amphenol Corp. Cl A	4,928	424,449
Analog Devices, Inc.	4,510	410,996
Anixter International, Inc.*	2,650	200,738
Apptio, Inc. Cl A*	8,065	228,563
ARRIS International PLC*	8,188	217,555
Avnet, Inc.	8,602	359,219
Belden, Inc.	3,139	216,403
Cabot MicroElectronics Corp.	910	97,470
Callidus Software, Inc.*	4,907	176,407
Coherent, Inc.*	1,171	219,445
CommVault Systems, Inc.*	2,454	140,369
Comtech Telecommunications Corp.	5,697	170,283
Cornerstone OnDemand, Inc.*	3,019	118,073
Cray, Inc.*	10,995	227,597
Cypress Semiconductor Corp.	15,630	265,084
DXC Technology Co.	6,593	662,794
Entegris, Inc	5,554	193,279
EPAM Systems, Inc.*	3,635	416,280
Etsy, Inc.*	4,185	117,431
Euronet Worldwide, Inc.*	6,899	544,470
Everspin Technologies, Inc.*	23,187	175,061
F5 Networks, Inc.*	408	59,001
Fair Isaac Corp.	1,210	204,938
Fidelity Nat’l. Information Svcs., Inc.	4,512	434,506
Finisar Corp.*	2,957	46,750

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Five9, Inc.*	11,451	341,125
Global Payments, Inc.	3,968	442,511
Globant S.A.*	3,307	170,443
Grubhub, Inc.*	2,951	299,438
Guidewire Software, Inc.*	2,832	228,911
II-VI, Inc.*	8,963	366,587
Integrated Device Technology, Inc.*	6,260	191,306
KLA-Tencor Corp.	3,646	397,451
Littelfuse, Inc.	998	207,764
LogMeIn, Inc.	5,910	682,900
Lumentum Hldgs., Inc.*	4,093	261,133
Match Group, Inc.*	4,140	183,982
MAXIMUS, Inc.	1,654	110,388
MaxLinear, Inc. Cl A*	15,229	346,460
Microchip Technology, Inc.	2,699	246,581
MINDBODY, Inc. Cl A*	950	36,955
MKS Instruments, Inc.	3,720	430,218
Monolithic Power Systems, Inc.	2,111	244,390
New Relic, Inc.*	6,087	451,168
Nutanix, Inc. Cl A*	4,415	216,821
Paycom Software, Inc.*	2,401	257,843
Perficient, Inc.*	10,847	248,614
Plexus Corp.*	3,065	183,072
Proofpoint, Inc.*	7,924	900,563
PTC, Inc.*	6,093	475,315
Q2 Hldgs., Inc.*	3,355	152,820
Rapid7, Inc.*	9,928	253,859
Red Hat, Inc.*	3,125	467,219
Resonant, Inc.*	11,300	36,047
Richardson Electronics Ltd.	41,267	328,073
Rogers Corp.*	1,494	178,593
Science Applications Int’l. Corp.	1,353	106,616
Sequans Communications S.A. ADR*	100,173	168,291
Skyworks Solutions, Inc.	3,264	327,249
Splunk, Inc.*	4,036	397,102
Stamps.com, Inc.*	649	130,481
Symantec Corp.	2,968	76,723
SYNNEX Corp.	3,609	427,306
Synopsys, Inc.*	2,337	194,532
Take-Two Interactive Software, Inc.*	2,911	284,638
ViaSat, Inc.*	6,405	420,937
Western Digital Corp.	1,622	149,662
Workday, Inc.*	1,162	147,702
Worldpay, Inc. Cl A*	4,347	357,497
Xilinx, Inc.	2,920	210,941
Xperi Corp.	16,985	359,233
Xura, Inc.*	11,415	285,375	††
Zendisk, Inc.*	8,505	407,134

		20,418,890

MATERIALS (2.7%)
Ashland Global Holdings, Inc.	4,310	300,795
Axalta Coating Systems Ltd.*	17,545	529,684
Berry Global Group, Inc.*	3,589	196,713
Boise Cascade Co.	6,225	240,285
Crown Hldgs., Inc.*	13,630	691,722
Eastman Chemical Co.	1,173	123,845
Ferro Corp.*	30,631	711,252
Ferroglobe PLC*	30,033	322,254
Ferroglobe Representation & Warranty Insurance Trust*	6,080	0	††
FMC Corp.	920	70,444
Freeport-McMoRan, Inc.*	9,653	169,603
International Paper Co.	4,253	227,238
Kaiser Aluminum Corp.	2,616	263,954
Kraton Corporation Inc.*	5,333	254,437
Minerals Technologies, Inc.	3,444	230,576
Nucor Corp.	2,273	138,858

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Olin Corp.	18,710	568,597
Orion Engineered Carbons S.A.	10,230	277,233
Packaging Corp. of America	7,768	875,454
RPM International, Inc.	2,331	111,119
Steel Dynamics, Inc.	18,050	798,171
The Mosaic Co.	1,732	42,053
TimkenSteel Corp.*	9,993	151,794
U.S. Concrete, Inc.*	7,188	434,155
United States Steel Corp.	4,339	152,689
Vulcan Materials Co.	3,480	397,312

		8,280,237

REAL ESTATE (3.2%)
Alexander’s, Inc.	650	247,799
Apartment Investment & Management Co. Cl A	3,748	152,731
AvalonBay Communities, Inc.	1,211	199,161
Brandywine Realty Trust	28,952	459,757
Camden Property Trust	3,287	276,700
Chatham Lodging Trust	7,994	153,085
Chesapeake Lodging Trust	10,711	297,873
Colony NorthStar, Inc. Cl A	25,155	141,371
Cousins Properties, Inc.	29,600	256,928
DDR Corp.	13,181	96,617
Duke Realty Corp.	30,062	796,041
Easterly Government Pptys.	22,288	454,675
Equity Lifestyle Properties, Inc.	967	84,874
Essex Property Trust, Inc.	576	138,632
Extra Space Storage, Inc.	2,188	191,144
Forest City Realty Trust, Inc. Cl A	27,759	562,397
GGP, Inc.	6,873	140,622
Highwoods Properties, Inc.	6,650	291,403
Host Hotels & Resorts, Inc.	22,325	416,138
Kilroy Realty Corp.	9,160	649,993
Medical Properties Trust, Inc.	16,032	208,416
Pebblebrook Hotel Trust	7,854	269,785
Pennsylvania REIT	11,824	114,102
ProLogis, Inc.	5,734	361,185
QTS Realty Trust, Inc.	5,739	207,867
Regency Centers Corp.	1,771	104,454
RLJ Lodging Trust	8,907	173,152
SBA Communications Corp. Cl A*	2,858	488,489
Summit Hotel Pptys., Inc.	5,600	76,216
Sun Communities, Inc.	3,367	307,643
Terreno Realty Corp.	19,570	675,361
The GEO Group, Inc.	21,892	448,129
Urstadt Biddle Pptys., Inc. Cl A	4,340	83,762
Vornado Realty Trust	1,838	123,697
Welltower, Inc.	3,231	175,863
Weyerhaeuser Co.	8,948	313,180

		10,139,242

TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	6,090	100,059
ORBCOMM, Inc.*	48,617	455,541
Shenandoah Telecommunications Co.	11,985	431,460
Zayo Group Hldgs., Inc.*	4,589	156,760

		1,143,820

UTILITIES (1.9%)
AES Corp.	10,071	114,507
Ameren Corp.	4,310	244,075
Avista Corp.	6,324	324,105
Chesapeake Utilities Corp.	2,719	191,282
Consolidated Edison, Inc.	3,341	260,398
Edison International	6,972	443,837
Entergy Corp.	2,661	209,634
Eversource Energy	2,504	147,536
FirstEnergy Corp.	5,754	195,694
Great Plains Energy, Inc.	17,676	561,920

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Idacorp, Inc.	3,116	275,049
NiSource, Inc.	16,249	388,514
Northwest Natural Gas Co.	2,973	171,393
NorthWestern Corp.	3,757	202,127
PG&E Corp.	2,170	95,328
PNM Resources, Inc.	6,569	251,264
Portland General Electric Co.	5,201	210,693
PPL Corp.	6,748	190,901
Public Svc. Enterprise Group, Inc.	6,132	308,072
Sempra Energy	6,000	667,320
UGI Corp.	10,666	473,784
Westar Energy, Inc.	2,878	151,354

		6,078,787

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $106,700,833) 40.9%		128,265,718

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
Home Depot, Inc;.†	A-1	1.70	04/02/18	1,725,000	1,724,756
Madison Gas & Electric	A-1+	1.70	04/02/18	900,000	899,872
San Diego Gas & Electric Co.†	A-1	1.70	04/02/18	1,500,000	1,499,787
San Diego Gas & Electric Co.†	A-1	1.70	04/02/18	1,400,000	1,399,802

					5,524,217

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $5,524,217) 1.8%					5,524,217

	Shares	Value
ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	11,885	9,981

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $7,178) 0.0% (2)		9,981

TOTAL ACTIVE ASSETS (Cost: $112,232,228) 42.7%		133,799,916

TOTAL INVESTMENTS (Cost: $218,930,766) 99.7%		312,129,885

OTHER NET ASSETS 0.3%		845,180

NET ASSETS 100.0%		$312,975,065

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Bassett Furniture Industries, Inc.	32,413	983,735
Belmond Ltd.*	127,728	1,424,167
Dave & Buster’s Entertainment, Inc.*	31,162	1,300,702
Houghton Mifflin Harcourt Co.*	581,642	4,042,412
ILG, Inc.	92,848	2,888,501
MSG Networks, Inc.*	139,533	3,153,446
Playa Hotels & Resorts NV*	491,032	5,018,347
Red Rock Resorts, Inc. Cl A	43,220	1,265,482
Signet Jewelers Ltd.	25,147	968,662
Sleep Number Corp.*	225,066	7,911,070
Unifi, Inc.*	97,625	3,538,906

		32,495,430

CONSUMER STAPLES (2.2%)
Crimson Wine Group Ltd.*	499,977	4,944,773
Orchids Paper Products Co.	260,675	2,124,501
Vector Group Ltd.	181,478	3,700,336

		10,769,610

ENERGY (5.0%)
Abraxas Petroleum Corp.*	640,701	1,422,356
Carrizo Oil and Gas, Inc.*	168,186	2,690,976
CrossAmerica Partners LP	116,126	2,387,551
Ensco PLC Cl A	318,761	1,399,361
Matrix Service Co.*	61,655	844,674
PBF Energy, Inc.	252,833	8,571,039
PDC Energy, Inc.*	65,314	3,202,345
ProPetro Hldg. Corp.*	74,680	1,186,665
Range Resources Corp.	166,987	2,427,991

		24,132,958

FINANCIALS (31.3%)
American Equity Investment Life Hldg. Co.	174,359	5,119,180
Aspen Insurance Hldgs. Ltd.	121,028	5,428,106
BancFirst Corp.	127,923	6,792,711
Bank of Marin Bancorp	51,586	3,556,855
Banner Corp.	97,571	5,414,215
Bridgewater Bancshares, Inc.*	18,797	245,677
Brookline Bancorp, Inc.	410,915	6,656,823
Bryn Mawr Bank Corp.	115,255	5,065,457
Cadence Bancorporation	102,051	2,778,849
Charter Financial Corp.	207,689	4,234,779
Dime Community Bancshares	171,897	3,162,905
Ellington Financial LLC	340,468	5,042,331
Enterprise Financial Svcs. Corp.	122,767	5,757,772
First Connecticut Bancorp, Inc.	92,636	2,371,482
First Interstate BancSytem, Inc.	144,811	5,727,275
Flushing Financial Corp.	141,534	3,815,757
Glacier Bancorp, Inc.	126,415	4,851,808
Great Southern Bancorp, Inc.	50,831	2,539,008
Hanmi Financial Corp.	63,626	1,956,500
IBERIABANK Corp.	16,762	1,307,436
Investors Bancorp, Inc.	269,663	3,678,203
Luther Burbank Corp.	80,121	962,253
Marlin Business Svcs. Corp.	210,988	5,981,510
MB Financial, Inc.	86,352	3,495,529
NMI Hldgs., Inc. Cl A*	475,449	7,868,681
Northfield Bancorp, Inc.	288,402	4,501,955
Prosperity Bancshares, Inc.	36,694	2,665,085
Selective Insurance Group, Inc.	126,320	7,667,624
Sterling Bancorp	72,545	1,635,890

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Stock Yards Bancorp, Inc.	233,782	8,205,748
SVB Financial Group*	49,346	11,843,529
TriCo Bancshares	78,876	2,935,765
UMB Financial Corp.	36,115	2,614,365
United Financial Bancorp, Inc.	74,056	1,199,707
Waterstone Financial, Inc.	82,106	1,420,434
Wintrust Financial Corp.	28,227	2,428,933

		150,930,137

HEALTH CARE (4.7%)
bluebird bio, Inc.*	15,692	2,679,409
Emergent Biosolutions, Inc.*	37,317	1,964,740
Envision Healthcare Corp.*	48,141	1,850,059
Halyard Health, Inc.*	20,660	952,013
Neurocrine Biosciences, Inc.*	25,893	2,147,306
Pacific Biosciences of CA, Inc.*	382,561	784,250
Pacira Pharmaceuticals, Inc.*	38,981	1,214,258
Supernus Pharmaceuticals, Inc.*	189,497	8,678,963
Wright Medical Group NV*	110,452	2,191,368

		22,462,366

INDUSTRIALS (15.5%)
BMC Stock Hldgs., Inc.*	171,832	3,359,316
Builders FirstSource, Inc.*	132,178	2,622,412
Daseke, Inc.*	396,154	3,878,348
Deluxe Corp.	60,368	4,467,836
EMCOR Group, Inc.	37,819	2,947,235
Encore Wire Corp.	106,307	6,027,607
GMS, Inc.*	76,185	2,328,214
Hyster-Yale Materials Handling, Inc. Cl A	49,472	3,459,577
ICF International, Inc.	45,833	2,678,939
Kirby Corp.*	57,547	4,428,242
Landstar System, Inc.	38,121	4,179,968
LSC Communications, Inc.	223,879	3,906,689
Miller Industries, Inc.	285,727	7,143,175
Mueller Industries, Inc.	442,789	11,583,357
Tutor Perini Corp.*	90,559	1,996,826
Universal Forest Products, Inc.	134,242	4,356,153
VSE Corp.	108,029	5,587,260

		74,951,154

INFORMATION TECHNOLOGY (9.7%)
Aerohive Networks, Inc.*	281,456	1,137,082
Anixter International, Inc.*	38,936	2,949,402
Apptio, Inc. Cl A*	38,610	1,094,207
Belden, Inc.	16,475	1,135,787
Comtech Telecommunications Corp.	81,553	2,437,619
Cray, Inc.*	56,640	1,172,448
Everspin Technologies, Inc.*	122,444	924,452
Finisar Corp.*	43,689	690,723
II-VI, Inc.*	42,762	1,748,966
Lumentum Hldgs., Inc.*	11,512	734,466
MaxLinear, Inc. Cl A*	113,024	2,571,296
MKS Instruments, Inc.	21,576	2,495,264
Perficient, Inc.*	66,506	1,524,318
Plexus Corp.*	44,081	2,632,958
Proofpoint, Inc.*	47,166	5,360,416
Richardson Electronics Ltd.	556,918	4,427,498
Rogers Corp.*	7,289	871,327
Sequans Communications S.A. ADR*	923,354	1,551,235
SYNNEX Corp.	31,483	3,727,587
ViaSat, Inc.*	17,074	1,122,103
Xperi Corp.	149,457	3,161,016
Xura, Inc.*	128,245	3,206,125	††

		46,676,295

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

MATERIALS (4.5%)
Boise Cascade Co.	91,281	3,523,447
Ferro Corp.*	110,058	2,555,547
Ferroglobe PLC*	154,679	1,659,706
Kaiser Aluminum Corp.	37,532	3,786,979
Kraton Corporation Inc.*	76,416	3,645,807
TimkenSteel Corp.*	143,366	2,177,730
U.S. Concrete, Inc.*	39,102	2,361,761
United States Steel Corp.	62,377	2,195,047

		21,906,024

REAL ESTATE (9.6%)
Alexander’s, Inc.	5,544	2,113,539
Chatham Lodging Trust	114,583	2,194,264
Chesapeake Lodging Trust	152,271	4,234,657
Colony NorthStar, Inc. Cl A	349,308	1,963,111
Cousins Properties, Inc.	433,934	3,766,547
Easterly Government Pptys.	221,923	4,527,229
Forest City Realty Trust, Inc. Cl A	289,862	5,872,604
Highwoods Properties, Inc.	95,766	4,196,466
Medical Properties Trust, Inc.	239,188	3,109,444
Pennsylvania REIT	171,887	1,658,710
RLJ Lodging Trust	99,611	1,936,438
Summit Hotel Pptys., Inc.	83,603	1,137,837
Terreno Realty Corp.	115,490	3,985,560
The GEO Group, Inc.	225,302	4,611,932
Urstadt Biddle Pptys., Inc. Cl A	62,165	1,199,785

		46,508,123

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	372,812	3,493,248
Shenandoah Telecommunications Co.	77,199	2,779,164

		6,272,412

UTILITIES (4.2%)
Avista Corp.	87,482	4,483,453
Idacorp, Inc.	44,368	3,916,363
Northwest Natural Gas Co.	42,253	2,435,885
NorthWestern Corp.	51,542	2,772,960
PNM Resources, Inc.	92,751	3,547,726
Portland General Electric Co.	74,044	2,999,522

		20,155,909

TOTAL COMMON STOCKS (Cost: $374,767,148) 94.7%		457,260,418

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.1%)
U.S. Treasury Bill	A-1+	1.51	04/12/18	6,000,000	5,996,722
U.S. Treasury Bill	A-1+	1.52	04/26/18	3,000,000	2,996,565
U.S. Treasury Bill	A-1+	1.62	05/24/18	5,800,000	5,785,684

					14,778,971

COMMERCIAL PAPER (2.1%)
Southern California Gas Co.†	A-1	1.70	04/02/18	10,000,000	9,998,583

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,777,554) 5.2%					24,777,554

	Shares	Value
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	146,691	123,191

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

TOTAL WARRANTS (Cost: $88,598) (0.0%) (2)	123,191

TOTAL INVESTMENTS (Cost: $399,633,300) 99.9%	482,161,163

OTHER NET ASSETS 0.1%	239,991

NET ASSETS 100.0%	$482,401,154

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.3%)
American Axle & Mfg. Hldgs., Inc.*	202,200	3,077,484
Belmond Ltd.*	189,177	2,109,324
Bloomin’ Brands, Inc.	269,574	6,545,257
Bright Horizons Family Solutions, Inc.*	29,338	2,925,585
Cooper Tire & Rubber Co.	85,139	2,494,573
Dave & Buster’s Entertainment, Inc.*	73,880	3,083,751
Five Below, Inc.*	140,167	10,279,853
Haverty Furniture Cos., Inc.	259,596	5,230,859
Lions Gate Entertainment Corp. Cl A	112,275	2,900,063
Lions Gate Entertainment Corp. Cl B	156,640	3,771,891
Lithia Motors, Inc. Cl A	48,987	4,924,173
Red Rock Resorts, Inc. Cl A	184,539	5,403,302
Sleep Number Corp.*	202,562	7,120,054
Steve Madden Ltd.	91,266	4,006,577
Thor Industries, Inc.	31,056	3,576,720

		67,449,466

CONSUMER STAPLES (1.8%)
Cal-Maine Foods, Inc.*	48,354	2,113,070
Orchids Paper Products Co.	159,911	1,303,275
Vector Group Ltd.	128,240	2,614,814
WD-40 Co.	29,821	3,927,426

		9,958,585

ENERGY (2.0%)
Carrizo Oil and Gas, Inc.*	92,780	1,484,480
Matador Resources Co.*	57,207	1,711,061
Ring Energy, Inc.*	253,147	3,632,659
RPC, Inc.	149,950	2,703,599
US Silica Hldgs., Inc.	59,135	1,509,125

		11,040,924

FINANCIALS (6.3%)
AMERISAFE, Inc.	45,155	2,494,814
First Merchants Corp.	96,605	4,028,429
Heritage Financial Corp.	136,270	4,169,862
iShares Micro-Cap ETF	16,073	1,543,812
Moelis & Co. Cl A	112,623	5,726,880
Pinnacle Financial Partners, Inc.	50,839	3,263,864
S&T Bancorp, Inc.	92,481	3,693,691
Starwood Property Trust, Inc.	144,874	3,035,110
TriState Capital Hldgs., Inc.*	148,584	3,454,578
United Insurance Hldgs. Corp.	163,206	3,123,763

		34,534,803

HEALTH CARE (23.3%)
Acadia Healthcare Co., Inc.*	104,414	4,090,941
ACADIA Pharmaceuticals, Inc.*	98,079	2,203,835
Acceleron Pharma, Inc.*	54,328	2,124,225
Agios Pharmaceuticals, Inc.*	23,670	1,935,733
Akebia Therapeutics, Inc.*	122,149	1,164,080
Amicus Therapeutics, Inc.*	192,814	2,899,923
Anika Therapeutics, Inc.*	65,686	3,265,908
bluebird bio, Inc.*	19,754	3,372,996
Cambrex Corp.*	23,635	1,236,111
Catalent, Inc.*	77,727	3,191,471
Chemed Corp.	13,332	3,637,770
Clovis Oncology, Inc.*	36,186	1,910,621
Dyax Corp. - contingent value rights*	76,346	0	††
Emergent Biosolutions, Inc.*	74,780	3,937,167
Envision Healthcare Corp.*	68,355	2,626,883
Exact Sciences Corp.*	98,139	3,957,946

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

ICU Medical, Inc.*	9,313	2,350,601
Insulet Corp.*	53,764	4,660,264
Intersect ENT, Inc.*	76,551	3,008,454
iRhythm Technologies, Inc.*	39,220	2,468,899
Karyopharm Therapeutics, Inc.*	144,012	1,932,641
Masimo Corp.*	37,215	3,273,059
Medicines Co.*	81,647	2,689,452
Nektar Therapeutics*	74,060	7,869,616
Neogen Corp.*	47,006	3,148,932
Neurocrine Biosciences, Inc.*	54,319	4,504,675
Nevro Corp.*	51,062	4,425,544
Omnicell, Inc.*	146,653	6,364,740
Pacira Pharmaceuticals, Inc.*	77,698	2,420,293
Penumbra, Inc.*	30,206	3,493,324
PRA Health Sciences, Inc.*	40,248	3,338,974
Prothena Corp. PLC*	49,298	1,809,730
Radius Health, Inc.*	46,024	1,654,103
Repligen Corp.*	78,298	2,832,822
Sage Therapeutics, Inc.*	32,212	5,188,387
Spark Therapeutics, Inc.*	35,818	2,385,121
Supernus Pharmaceuticals, Inc.*	127,970	5,861,026
Ultragenyx Pharmaceutical, Inc.*	33,946	1,730,907
WellCare Health Plans, Inc.*	23,982	4,643,635
Wright Medical Group NV*	128,020	2,539,917
Zogenix, Inc.*	45,817	1,834,971

		127,985,697

INDUSTRIALS (14.8%)
AeroVironment, Inc.*	43,845	1,995,386
Astronics Corp.*	103,365	3,855,515
BMC Stock Hldgs., Inc.*	186,594	3,647,913
Echo Global Logistics, Inc.*	118,904	3,281,750
EnPro Industries, Inc.	103,414	8,002,175
Generac Hldgs., Inc.*	42,668	1,958,888
Granite Construction, Inc.	132,757	7,415,806
H&E Equipment Services	99,728	3,838,531
Healthcare Svcs. Group, Inc.	115,290	5,012,809
InnerWorkings, Inc.*	161,655	1,462,978
John Bean Technologies Corp.	31,772	3,602,945
Landstar System, Inc.	44,715	4,903,000
NCI Building Systems, Inc.*	189,058	3,346,327
On Assignment, Inc.*	54,683	4,477,444
Schneider National, Inc. Cl B	81,744	2,130,249
Simpson Manufacturing Co., Inc.	38,174	2,198,441
Sun Hydraulics Corp.	109,534	5,866,641
Teledyne Technologies, Inc.*	31,683	5,930,107
Trex Co., Inc.*	39,593	4,306,531
Universal Forest Products, Inc.	88,272	2,864,426
Woodward, Inc.	15,380	1,102,131

		81,199,993

INFORMATION TECHNOLOGY (26.1%)
Acacia Communications, Inc.*	45,761	1,759,968
Advanced Energy Industries, Inc.*	30,940	1,977,066
Apptio, Inc. Cl A*	88,045	2,495,195
Belden, Inc.	32,749	2,257,716
Cabot MicroElectronics Corp.	14,920	1,598,081
Callidus Software, Inc.*	80,380	2,889,661
CommVault Systems, Inc.*	40,261	2,302,929
Cornerstone OnDemand, Inc.*	49,124	1,921,240
Cray, Inc.*	115,385	2,388,470
Cypress Semiconductor Corp.	130,010	2,204,970
Entegris, Inc	91,833	3,195,788

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

EPAM Systems, Inc.*	59,245	6,784,737
Etsy, Inc.*	68,585	1,924,495
Euronet Worldwide, Inc.*	50,026	3,948,052
Everspin Technologies, Inc.*	239,007	1,804,503
Fair Isaac Corp.	19,641	3,326,596
Five9, Inc.*	188,027	5,601,324
Globant S.A.*	53,867	2,776,305
Grubhub, Inc.*	48,338	4,904,857
II-VI, Inc.*	98,051	4,010,286
Integrated Device Technology, Inc.*	101,607	3,105,110
Littelfuse, Inc.	16,156	3,363,356
LogMeIn, Inc.	30,161	3,485,104
Lumentum Hldgs., Inc.*	54,114	3,452,473
MAXIMUS, Inc.	28,614	1,909,698
MaxLinear, Inc. Cl A*	122,960	2,797,340
MINDBODY, Inc. Cl A*	15,665	609,369
MKS Instruments, Inc.	36,083	4,172,999
Monolithic Power Systems, Inc.	34,337	3,975,194
New Relic, Inc.*	99,875	7,402,735
Nutanix, Inc. Cl A*	72,482	3,559,591
Paycom Software, Inc.*	39,034	4,191,861
Perficient, Inc.*	104,720	2,400,182
Proofpoint, Inc.*	75,391	8,568,187
Q2 Hldgs., Inc.*	54,614	2,487,668
Rapid7, Inc.*	162,666	4,159,370
Resonant, Inc.*	185,325	591,187
Rogers Corp.*	16,173	1,933,320
Science Applications Int’l. Corp.	22,158	1,746,050
Sequans Communications S.A. ADR*	502,446	844,109
Stamps.com, Inc.*	10,538	2,118,665
SYNNEX Corp.	22,983	2,721,187
Take-Two Interactive Software, Inc.*	20,844	2,038,126
ViaSat, Inc.*	37,274	2,449,647
Xperi Corp.	113,687	2,404,480
Zendisk, Inc.*	141,776	6,786,817

		143,346,064

MATERIALS (5.1%)
Berry Global Group, Inc.*	58,768	3,221,074
Ferro Corp.*	367,341	8,529,658
Ferroglobe PLC*	314,981	3,379,746
Ferroglobe Representation & Warranty Insurance Trust*	72,345	0	††
Minerals Technologies, Inc.	56,663	3,793,588
Orion Engineered Carbons S.A.	166,734	4,518,491
U.S. Concrete, Inc.*	73,127	4,416,871

		27,859,428

REAL ESTATE (2.7%)
Easterly Government Pptys.	133,540	2,724,216
Pebblebrook Hotel Trust	128,748	4,422,494
QTS Realty Trust, Inc.	93,441	3,384,433
Terreno Realty Corp.	118,937	4,104,516

		14,635,659

TELECOMMUNICATION SERVICES (1.4%)
ORBCOMM, Inc.*	380,442	3,564,742
Shenandoah Telecommunications Co.	109,991	3,959,676

		7,524,418

UTILITIES (0.6%)
Chesapeake Utilities Corp.	44,353	3,120,234

TOTAL COMMON STOCKS (Cost: $429,209,623) 96.4%		528,655,271

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill	A-1+	1.63	05/24/18	11,000,000	10,972,615

COMMERCIAL PAPER (0.6%)
Southern California Gas Co.†	A-1	1.70	04/02/18	3,200,000	3,199,547

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,172,162) 2.6%					14,172,162

TOTAL INVESTMENTS (Cost: $443,381,785) 99.0%					542,827,433

OTHER NET ASSETS 1.0%					5,966,897

NET ASSETS 100.0%					$548,794,330

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.4%)
Discovery Communications, Inc. Cl A*	16,930	362,810
Discovery Communications, Inc. Cl C*	17,770	346,870
ILG, Inc.	8,810	274,079
Liberty Interactive Corp. Ser. A QVC Group*	17,450	439,217
Lions Gate Entertainment Corp. Cl A	8,840	228,337
MSG Networks, Inc.*	21,903	495,008
Ralph Lauren Corp.	5,037	563,137
Signet Jewelers Ltd.	6,580	253,462
Sleep Number Corp.*	30,170	1,060,476
Taylor Morrison Home Corp. Cl A*	12,722	296,168

		4,319,564

CONSUMER STAPLES (2.4%)
Constellation Brands, Inc. Cl A	1,719	391,794
Edgewell Personal Care Co.*	7,604	371,227
Ingredion, Inc.	7,341	946,402
Vector Group Ltd.	31,490	642,081

		2,351,504

ENERGY (6.7%)
Andeavor	4,420	444,475
Baker Hughes, a GE Co.	18,432	511,857
Cheniere Energy, Inc.*	15,507	828,849
Hess Corp.	7,538	381,574
MPLX LP	16,998	561,614
Noble Energy, Inc.	26,701	809,040
PBF Energy, Inc.	47,913	1,624,251
Range Resources Corp.	42,315	615,260
Weatherford Int’l. PLC*	49,088	112,412
Williams Cos., Inc.	25,751	640,170

		6,529,502

FINANCIALS (22.4%)
American Financial Group, Inc.	12,849	1,441,915
Ameriprise Financial, Inc.	11,272	1,667,580
Associated Banc-Corp.	50,204	1,247,569
BankUnited, Inc.	23,723	948,446
Citizens Financial Group, Inc.	12,450	522,651
Discover Financial Svcs.	12,401	892,004
Everest Re Group Ltd.	4,106	1,054,503
Fifth Third Bancorp	40,116	1,273,683
Hartford Financial Svcs. Group, Inc.	21,415	1,103,301
KeyCorp	103,272	2,018,968
Lincoln National Corp.	15,429	1,127,243
Progressive Corp.	23,743	1,446,661
Reinsurance Grp. of America, Inc.	7,392	1,138,368
Starwood Property Trust, Inc.	34,048	713,306
SVB Financial Group*	9,919	2,380,659
Synchrony Financial	15,793	529,539
Voya Financial, Inc.	27,446	1,386,023
Zions Bancorporation	20,230	1,066,728

		21,959,147

HEALTH CARE (6.6%)
Agilent Technologies, Inc.	16,100	1,077,090
Boston Scientific Corp.*	25,310	691,469
Centene Corp.*	7,027	750,975
Edwards Lifesciences Corp.*	4,860	678,067
Hill-Rom Hldgs., Inc.	8,790	764,730
Humana, Inc.	3,554	955,422
Neurocrine Biosciences, Inc.*	9,860	817,690
Zimmer Biomet Hldgs., Inc.	6,613	721,082

		6,456,525

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

INDUSTRIALS (17.7%)
Alaska Air Group, Inc.	21,680	1,343,293
Builders FirstSource, Inc.*	15,170	300,973
Carlisle Cos., Inc.	11,438	1,194,242
Harris Corp.	9,543	1,539,095
Kirby Corp.*	17,344	1,334,621
L-3 Communications Corp.	8,347	1,736,176
Landstar System, Inc.	5,150	564,698
LSC Communications, Inc.	29,860	521,057
Mueller Industries, Inc.	36,510	955,102
Old Dominion Freight Line, Inc.	13,893	2,041,854
Orbital ATK, Inc.	2,497	331,127
Oshkosh Corp.	10,661	823,775
Republic Services, Inc.	7,920	524,542
Stanley Black & Decker, Inc.	10,266	1,572,751
United Rentals, Inc.*	12,402	2,142,197
XPO Logistics, Inc.*	4,330	440,837

		17,366,340

INFORMATION TECHNOLOGY (5.8%)
Analog Devices, Inc.	5,583	508,779
ARRIS International PLC*	19,334	513,704
Avnet, Inc.	18,235	761,494
DXC Technology Co.	10,227	1,028,120
F5 Networks, Inc.*	1,906	275,627
KLA-Tencor Corp.	2,330	253,993
LogMeIn, Inc.	5,250	606,638
PTC, Inc.*	7,380	575,714
Skyworks Solutions, Inc.	2,270	227,590
Symantec Corp.	12,203	315,448
Western Digital Corp.	7,122	657,147

		5,724,254

MATERIALS (10.0%)
Crown Hldgs., Inc.*	34,085	1,729,814
Eastman Chemical Co.	4,717	498,021
FMC Corp.	3,700	283,309
Freeport-McMoRan, Inc.*	39,550	694,894
International Paper Co.	17,549	937,643
Nucor Corp.	9,932	606,746
Olin Corp.	23,280	707,479
Packaging Corp. of America	21,659	2,440,964
RPM International, Inc.	9,910	472,410
Steel Dynamics, Inc.	28,317	1,252,178
The Mosaic Co.	7,050	171,174

		9,794,632

REAL ESTATE (12.4%)
Alexander’s, Inc.	1,137	433,459
Apartment Investment & Management Co. Cl A	16,452	670,419
AvalonBay Communities, Inc.	5,202	855,521
Brandywine Realty Trust	46,401	736,848
DDR Corp.	55,483	406,690
Duke Realty Corp.	51,172	1,355,035
Equity Lifestyle Properties, Inc.	4,221	370,477
Forest City Realty Trust, Inc. Cl A	33,975	688,334
GGP, Inc.	30,168	617,237
Host Hotels & Resorts, Inc.	46,595	868,531
Kilroy Realty Corp.	8,734	619,765
ProLogis, Inc.	24,757	1,559,443
Regency Centers Corp.	7,776	458,628
RLJ Lodging Trust	8,525	165,726
The GEO Group, Inc.	28,610	585,647
Vornado Realty Trust	7,493	504,279

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Welltower, Inc.	13,332	725,661
Weyerhaeuser Co.	15,789	552,615

		12,174,315

UTILITIES (9.8%)
AES Corp.	41,460	471,400
Ameren Corp.	18,208	1,031,119
Consolidated Edison, Inc.	14,115	1,100,123
Edison International	6,761	430,405
Entergy Corp.	10,621	836,722
Eversource Energy	10,994	647,766
FirstEnergy Corp.	24,306	826,647
Great Plains Energy, Inc.	35,098	1,115,765
PG&E Corp.	8,920	391,856
PPL Corp.	28,507	806,463
Public Svc. Enterprise Group, Inc.	26,919	1,352,411
Westar Energy, Inc.	11,270	592,689

		9,603,366

TOTAL COMMON STOCKS (Cost: $76,601,100) 98.2%		96,279,149

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.6%)
San Diego Gas & Electric Co.†	A-1	1.70	04/02/18	1,600,000	1,599,773

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,599,773) 1.6%					1,599,773

TOTAL INVESTMENTS (Cost: $78,200,873) 99.8%					97,878,922

OTHER NET ASSETS 0.2%					162,547

NET ASSETS 100.0%					$98,041,469

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
Aaron’s, Inc.	48,593	2,264,434
Adtalem Global Education, Inc.*	47,201	2,244,408
AMC Networks, Inc. Cl A*	38,855	2,008,804
American Eagle Outfitters, Inc.	133,051	2,651,706
AutoNation, Inc.*	46,975	2,197,491
Bed Bath & Beyond, Inc.	112,825	2,368,197
Big Lots, Inc.	33,276	1,448,504
Boyd Gaming Corp.	64,388	2,051,402
Brinker International, Inc.	36,297	1,310,322
Brunswick Corp.	68,655	4,077,420
Cable One, Inc.	3,682	2,529,939
Carter’s, Inc.	37,188	3,871,271
Cheesecake Factory, Inc.	33,595	1,619,951
Churchill Downs, Inc.	8,915	2,175,706
Cinemark Hldgs., Inc.	83,166	3,132,863
Cooper Tire & Rubber Co.	39,626	1,161,042
Cracker Barrel Old Country Store, Inc.	18,868	3,003,786
Dana Hldg. Corp.	113,644	2,927,469
Deckers Outdoor Corp.*	24,928	2,244,268
Delphi Technologies PLC	68,600	3,268,790
Dick’s Sporting Goods, Inc.	65,236	2,286,522
Dillard’s, Inc. Cl A	16,292	1,308,899
Domino’s Pizza, Inc.	34,241	7,997,328
Dunkin’ Brands Group, Inc.	64,454	3,847,259
GameStop Corp. Cl A	79,679	1,005,549
Gentex Corp.	215,616	4,963,480
Graham Hldgs. Co. Cl B	3,631	2,186,770
Helen of Troy Ltd.*	21,065	1,832,655
ILG, Inc.	82,494	2,566,388
International Speedway Corp. Cl A	19,106	842,575
Jack in the Box, Inc.	23,110	1,971,976
KB Home	66,147	1,881,882
Live Nation Entertainment, Inc.*	105,835	4,459,887
Meredith Corp.	31,565	1,698,197
Michaels Cos., Inc.*	87,373	1,722,122
Murphy USA, Inc.*	24,900	1,812,720
New York Times Co. Cl A	101,747	2,452,103
NVR, Inc.*	2,671	7,478,800
Office Depot, Inc.	412,156	886,135
Papa John’s Int’l., Inc.	19,205	1,100,447
Polaris Industries, Inc.	45,766	5,241,122
Pool Corp.	31,708	4,636,344
Sally Beauty Hldgs., Inc.*	98,345	1,617,775
Scientific Games Corp. Cl A*	41,043	1,707,389
Service Corp. International	145,309	5,483,962
Signet Jewelers Ltd.	46,909	1,806,935
Six Flags Entertainment Corp.	61,314	3,817,410
Skechers U.S.A., Inc. Cl A*	105,002	4,083,528
Sotheby’s*	29,243	1,500,458
TEGNA, Inc.	169,590	1,931,630
Tempur Sealy Int’l., Inc.*	35,887	1,625,322
Texas Roadhouse, Inc.	51,653	2,984,510
The Wendy’s Co.	140,676	2,468,864
Thor Industries, Inc.	38,503	4,434,391
Toll Brothers, Inc.	111,392	4,817,704
TRI Pointe Group, Inc.*	117,871	1,936,621
Tupperware Brands Corp.	40,573	1,962,922
Urban Outfitters, Inc.*	63,180	2,335,133
Wiley (John) & Sons, Inc. Cl A	34,985	2,228,545
Williams-Sonoma, Inc.	61,425	3,240,783

		162,720,815

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

CONSUMER STAPLES (3.2%)
Boston Beer Co., Inc. Cl A*	6,851	1,295,182
Casey’s General Stores, Inc.	29,586	3,247,655
Edgewell Personal Care Co.*	41,800	2,040,676
Energizer Hldgs., Inc.	46,689	2,781,731
Flowers Foods, Inc.	145,858	3,188,456
Hain Celestial Group, Inc.*	81,268	2,606,265
Ingredion, Inc.	56,649	7,303,189
Lamb Weston Hldgs., Inc.	114,434	6,662,347
Lancaster Colony Corp.	15,329	1,887,613
Nu Skin Enterprises, Inc. Cl A	38,716	2,853,756
Post Hldgs., Inc.*	51,571	3,907,019
Sanderson Farms, Inc.	15,745	1,873,970
Sprouts Farmers Market, Inc.*	97,499	2,288,302
Tootsie Roll Industries, Inc.	15,360	452,342
TreeHouse Foods, Inc.*	44,272	1,694,289
United Natural Foods, Inc.*	39,666	1,703,258

		45,786,050

ENERGY (4.0%)
Callon Petroleum Co.*	157,638	2,087,127
Chesapeake Energy Corp.*	710,980	2,147,160
CNX Resources Corp.*	159,293	2,457,891
Core Laboratories N.V.	34,537	3,737,594
Diamond Offshore Drilling, Inc.*	50,172	735,522
Dril-Quip, Inc.*	29,836	1,336,653
Energen Corp.*	76,464	4,806,527
Ensco PLC Cl A	341,111	1,497,477
Gulfport Energy Corp.*	129,515	1,249,820
HollyFrontier Corp.	138,899	6,786,605
Matador Resources Co.*	75,594	2,261,017
Murphy Oil Corp.	126,374	3,265,504
Nabors Industries Ltd.	246,859	1,725,544
Oceaneering Int’l., Inc.	76,094	1,410,783
Patterson-UTI Energy, Inc.	173,900	3,044,989
PBF Energy, Inc.	86,320	2,926,248
QEP Resources, Inc.*	186,871	1,829,467
Rowan Companies PLC Cl A*	87,675	1,011,770
SM Energy Co.	79,722	1,437,388
Southwestern Energy Co.*	402,139	1,741,262
Superior Energy Services, Inc.*	121,374	1,023,183
Transocean Ltd.*	340,012	3,366,119
World Fuel Services Corp.	53,005	1,301,273
WPX Energy, Inc.*	307,982	4,551,974

		57,738,897

FINANCIALS (16.9%)
Alleghany Corp.	11,938	7,335,185
American Financial Group, Inc.	54,191	6,081,314
Aspen Insurance Hldgs. Ltd.	46,597	2,089,875
Associated Banc-Corp.	134,649	3,346,028
BancorpSouth Bank	66,293	2,108,117
Bank of Hawaii Corp.	33,202	2,759,086
Bank of the Ozarks, Inc.	95,513	4,610,413
Berkley (W.R.) Corp.	75,119	5,461,151
Brown & Brown, Inc.	179,880	4,576,147
Cathay General Bancorp	59,861	2,393,243
Chemical Financial Corp.	56,170	3,071,376
CNO Financial Group, Inc.	131,135	2,841,695
Commerce Bancshares, Inc.	73,852	4,424,473
Cullen/Frost Bankers, Inc.	45,645	4,841,565
East West Bancorp, Inc.	113,374	7,090,410
Eaton Vance Corp.	94,313	5,250,405
Evercore, Inc. Cl A	32,592	2,842,022
FactSet Research Systems, Inc.	30,615	6,105,243

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Federated Investors, Inc. Cl B	74,672	2,494,045
First American Financial Corp.	86,745	5,090,197
First Horizon National Corp.	257,324	4,845,411
FNB Corp.	254,281	3,420,079
Fulton Financial Corp.	137,557	2,441,637
Genworth Financial, Inc.*	383,725	1,085,942
Hancock Hldg. Co.	67,395	3,484,322
Hanover Insurance Group, Inc.	33,465	3,945,189
Home BancShares, Inc.	124,768	2,845,958
Interactive Brokers Group, Inc. Cl A	56,097	3,771,962
International Bancshares Corp.	42,773	1,663,870
Janus Henderson Group PLC	140,635	4,653,612
Kemper Corp.	38,748	2,208,636
Legg Mason, Inc.	66,622	2,708,184
LendingTree, Inc.*	6,037	1,981,042
MarketAxess Hldgs., Inc.	29,286	6,367,948
MB Financial, Inc.	66,059	2,674,068
Mercury General Corp.	28,762	1,319,313
MSCI, Inc. Cl A	70,268	10,502,954
New York Community Bancorp, Inc.	385,559	5,023,834
Old Republic Int’l. Corp.	196,109	4,206,538
PacWest Bancorp	98,881	4,897,576
Pinnacle Financial Partners, Inc.	58,065	3,727,773
Primerica, Inc.	34,986	3,379,648
Prosperity Bancshares, Inc.	54,991	3,993,996
Reinsurance Grp. of America, Inc.	50,339	7,752,206
RenaissanceRe Hldgs. Ltd.	31,279	4,332,454
SEI Investments Co.	102,876	7,706,441
Signature Bank*	41,912	5,949,408
SLM Corp.*	339,661	3,807,600
Sterling Bancorp	176,474	3,979,489
Stifel Financial Corp.	56,646	3,355,143
Synovus Financial Corp.	93,094	4,649,114
TCF Financial Corp.	134,545	3,068,971
Texas Capital Bancshares, Inc.*	39,089	3,514,101
Trustmark Corp.	53,399	1,663,913
UMB Financial Corp.	34,708	2,512,512
Umpqua Hldgs. Corp.	174,012	3,725,597
United Bankshares, Inc.	82,769	2,917,607
Valley National Bancorp	207,549	2,586,061
Washington Federal, Inc.	67,845	2,347,437
Webster Financial Corp.	72,303	4,005,586
Wintrust Financial Corp.	44,066	3,791,879

		241,627,001

HEALTH CARE (7.7%)
Abiomed, Inc.*	32,999	9,602,379
Acadia Healthcare Co., Inc.*	63,964	2,506,110
Akorn, Inc.*	73,655	1,378,085
Allscripts Healthcare Solutions, Inc.*	141,189	1,743,684
Bio-Rad Laboratories, Inc. Cl A*	15,794	3,949,764
Bio-Techne Corp.	29,390	4,439,066
Cantel Medical Corp.	28,136	3,134,632
Catalent, Inc.*	104,606	4,295,122
Charles River Laboratories Int’l., Inc.*	37,097	3,959,734
Encompass Health Corp.	77,322	4,420,499
Endo International PLC*	157,477	935,413
Globus Medical, Inc. Cl A*	56,723	2,825,940
Halyard Health, Inc.*	36,623	1,687,588
Hill-Rom Hldgs., Inc.	51,924	4,517,388
ICU Medical, Inc.*	11,875	2,997,250
LifePoint Health, Inc.*	30,356	1,426,732
LivaNova PLC*	34,010	3,009,885
Mallinckrodt PLC*	67,748	980,991
Masimo Corp.*	36,856	3,241,485

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Medidata Solutions, Inc.*	46,215	2,902,764
MEDNAX, Inc.*	73,494	4,088,471
Molina Healthcare, Inc.*	35,987	2,921,425
NuVasive, Inc.*	40,001	2,088,452
Patterson Cos., Inc.	64,122	1,425,432
Prestige Brands Hldgs., Inc.*	41,430	1,397,020
STERIS PLC	66,448	6,203,585
Syneos Health, Inc. Cl A*	43,479	1,543,505
Teleflex, Inc.	35,518	9,056,380
Tenet Healthcare Corp.*	62,633	1,518,850
United Therapeutics Corp.*	33,940	3,813,498
WellCare Health Plans, Inc.*	35,000	6,777,050
West Pharmaceutical Svcs., Inc.	57,542	5,080,383

		109,868,562

INDUSTRIALS (14.7%)
AECOM*	125,247	4,462,551
AGCO Corp.	52,004	3,372,459
Avis Budget Group, Inc.*	55,480	2,598,683
Carlisle Cos., Inc.	48,512	5,065,138
Clean Harbors, Inc.*	40,167	1,960,551
Copart, Inc.*	157,431	8,017,961
Crane Co.	39,805	3,691,516
Curtiss-Wright Corp.	34,435	4,651,135
Deluxe Corp.	37,526	2,777,299
Donaldson Co., Inc.	102,136	4,601,227
Dun & Bradstreet Corp.	28,963	3,388,671
Dycom Industries, Inc.*	24,331	2,618,746
EMCOR Group, Inc.	45,667	3,558,829
EnerSys	32,944	2,285,325
Esterline Technologies Corp.*	20,638	1,509,670
GATX Corp.	29,737	2,036,687
Genesee & Wyoming, Inc. Cl A*	48,574	3,438,553
Graco, Inc.	133,226	6,091,093
Granite Construction, Inc.	31,466	1,757,691
Healthcare Svcs. Group, Inc.	57,450	2,497,926
HNI Corp.	34,002	1,227,132
Hubbell, Inc.	43,027	5,239,828
IDEX Corp.	59,904	8,536,919
ITT, Inc.	68,968	3,378,053
JetBlue Airways Corp.*	250,828	5,096,825
KBR, Inc.	110,401	1,787,392
Kennametal, Inc.	64,418	2,587,027
Kirby Corp.*	42,109	3,240,288
KLX, Inc.*	39,491	2,806,230
Knight-Swift Transportation Hldgs., Inc.	100,542	4,625,937
Landstar System, Inc.	32,915	3,609,130
Lennox International, Inc.	29,391	6,006,639
Lincoln Electric Hldgs., Inc.	48,540	4,366,173
Manpowergroup, Inc.	51,878	5,971,158
Miller (Herman), Inc.	47,448	1,515,964
MSA Safety, Inc.	26,811	2,231,748
MSC Industrial Direct Co., Inc. Cl A	35,258	3,233,511
Nordson Corp.	40,016	5,455,781
NOW, Inc.*	86,381	882,814
Old Dominion Freight Line, Inc.	53,710	7,893,759
Orbital ATK, Inc.	45,122	5,983,628
Oshkosh Corp.	58,224	4,498,968
Pitney Bowes, Inc.	146,875	1,599,469
Regal Beloit Corp.	34,843	2,555,734
Rollins, Inc.	75,087	3,831,690
Ryder System, Inc.	41,608	3,028,646
Teledyne Technologies, Inc.*	28,027	5,245,814
Terex Corp.	61,032	2,283,207
The Brink’s Co.	39,838	2,842,441

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Timken Co.	53,920	2,458,752
Toro Co.	83,872	5,237,806
Trinity Industries, Inc.	118,211	3,857,225
Valmont Industries, Inc.	17,717	2,591,997
Wabtec Corp.	66,935	5,448,509
Watsco, Inc.	24,908	4,507,601
Werner Enterprises, Inc.	35,204	1,284,946
Woodward, Inc.	43,180	3,094,279

		210,424,731

INFORMATION TECHNOLOGY (16.5%)
3D Systems Corp.*	88,821	1,029,435
ACI Worldwide, Inc.*	90,765	2,152,946
Acxiom Corp.*	62,491	1,419,171
ARRIS International PLC*	136,439	3,625,184
Arrow Electronics, Inc.*	68,742	5,294,509
Avnet, Inc.	93,934	3,922,684
Belden, Inc.	33,010	2,275,709
Blackbaud, Inc.	37,422	3,809,934
Broadridge Financial Solutions, Inc.	91,108	9,993,637
Cars.com, Inc.*	56,043	1,587,698
CDK Global, Inc.	98,931	6,266,290
Ciena Corp.*	112,960	2,925,664
Cirrus Logic, Inc.*	48,836	1,984,207
Cognex Corp	135,168	7,027,384
Coherent, Inc.*	19,411	3,637,621
CommVault Systems, Inc.*	32,154	1,839,209
Convergys Corp.	71,886	1,626,061
CoreLogic, Inc.*	63,683	2,880,382
Cree, Inc.*	76,541	3,085,368
Cypress Semiconductor Corp.	277,882	4,712,879
Diebold Nixdorf, Inc.	61,572	948,209
DST Systems, Inc.	46,256	3,869,314
Fair Isaac Corp.	23,633	4,002,721
First Solar, Inc.*	64,294	4,563,588
Fortinet, Inc.*	112,748	6,041,038
Henry (Jack) & Associates, Inc.	60,443	7,310,581
Integrated Device Technology, Inc.*	103,978	3,177,568
InterDigital, Inc.	27,305	2,009,648
j2 Global, Inc.	38,712	3,055,151
Jabil, Inc.	135,286	3,886,767
Keysight Technologies, Inc.*	148,609	7,785,626
Knowles Corp.*	70,560	888,350
Leidos Hldgs., Inc.	111,873	7,316,494
Littelfuse, Inc.	19,411	4,040,982
LogMeIn, Inc.	41,151	4,754,998
Manhattan Associates, Inc.*	53,369	2,235,094
MAXIMUS, Inc.	51,128	3,412,283
Microsemi Corp.*	91,930	5,949,710
MKS Instruments, Inc.	42,745	4,943,459
Monolithic Power Systems, Inc.	30,273	3,504,705
National Instruments Corp.	84,017	4,248,740
NCR Corp.*	93,472	2,946,237
NetScout Systems, Inc.*	68,191	1,796,833
Plantronics, Inc.	25,933	1,565,575
PTC, Inc.*	90,330	7,046,643
Sabre Corp.	174,560	3,744,312
Science Applications Int’l. Corp.	33,813	2,664,464
Silicon Laboratories, Inc.*	33,480	3,009,852
Synaptics, Inc.*	27,175	1,242,713
SYNNEX Corp.	23,031	2,726,870
Tech Data Corp.*	27,188	2,314,514
Teradata Corp.*	96,192	3,815,937
Teradyne, Inc.	152,564	6,973,700
Trimble Navigation Ltd.*	194,174	6,966,963

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Tyler Technologies, Inc.*	27,592	5,820,808
Ultimate Software Group, Inc.*	22,568	5,499,822
VeriFone Systems, Inc.*	86,906	1,336,614
Versum Materials, Inc.	84,764	3,189,669
ViaSat, Inc.*	43,379	2,850,868
Vishay Intertechnology, Inc.	104,245	1,938,957
WEX, Inc.*	31,227	4,890,773
Zebra Technologies Corp. Cl A*	41,623	5,793,505

		237,176,627

MATERIALS (6.7%)
Allegheny Technologies, Inc.*	100,310	2,375,341
AptarGroup, Inc.	48,545	4,360,797
Ashland Global Holdings, Inc.	48,595	3,391,445
Bemis Co., Inc.	71,449	3,109,460
Cabot Corp.	49,152	2,738,749
Carpenter Technology Corp.	37,124	1,637,911
Commercial Metals Co.	92,473	1,891,998
Compass Minerals Int’l., Inc.	26,476	1,596,503
Domtar Corp.	49,384	2,100,795
Eagle Materials, Inc.	38,290	3,945,785
Greif, Inc. Cl A	20,471	1,069,610
Louisiana-Pacific Corp.	113,312	3,259,986
Minerals Technologies, Inc.	27,950	1,871,253
NewMarket Corp.	7,165	2,878,037
Olin Corp.	131,074	3,983,339
Owens-Illinois, Inc.*	128,851	2,790,913
PolyOne Corp.	63,521	2,700,913
Reliance Steel & Aluminum Co.	57,767	4,952,943
Royal Gold, Inc.	51,038	4,382,633
RPM International, Inc.	104,521	4,982,516
Scotts Miracle-Gro Co. Cl A	31,230	2,677,973
Sensient Technologies Corp.	33,914	2,393,650
Silgan Hldgs., Inc.	57,940	1,613,629
Sonoco Products Co.	78,532	3,808,802
Steel Dynamics, Inc.	185,127	8,186,316
The Chemours Co.	145,195	7,072,448
United States Steel Corp.	138,374	4,869,381
Valvoline, Inc.	156,530	3,464,009
Worthington Industries, Inc.	34,631	1,486,363

		95,593,498

REAL ESTATE (8.3%)
Alexander & Baldwin, Inc.	52,911	1,223,831
American Campus Communities, Inc.	106,871	4,127,358
Camden Property Trust	72,326	6,088,403
CoreCivic, Inc.	92,152	1,798,807
CoreSite Realty Corp.	26,650	2,671,929
Corporate Office Pptys. Trust	79,191	2,045,504
Cousins Properties, Inc.	327,507	2,842,761
CyrusOne, Inc.	75,016	3,841,569
DCT Industrial Trust, Inc.	73,488	4,140,314
Douglas Emmett, Inc.	124,271	4,568,202
Education Realty Trust, Inc.	59,270	1,941,093
EPR Properties	50,467	2,795,872
First Industrial Realty Trust, Inc.	93,593	2,735,723
Healthcare Realty Trust, Inc.	97,501	2,701,753
Highwoods Properties, Inc.	80,577	3,530,884
Hospitality Properties Trust	128,356	3,252,541
JBG SMITH Properties	72,769	2,453,043
Jones Lang LaSalle, Inc.	35,481	6,196,402
Kilroy Realty Corp.	76,706	5,443,058
Lamar Advertising Co. Cl A	65,471	4,167,884
LaSalle Hotel Pptys.	88,186	2,558,276
Liberty Property Trust	115,021	4,569,784
Life Storage, Inc.	36,239	3,026,681

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Mack-Cali Realty Corp.	70,450	1,177,220
Medical Properties Trust, Inc.	285,376	3,709,888
National Retail Pptys., Inc.	119,865	4,705,900
Omega Healthcare Investors, Inc.	154,446	4,176,220
Potlatch Corp.	46,439	2,417,150
Quality Care Properties, Inc.*	74,954	1,456,356
Rayonier, Inc.	100,717	3,543,224
Sabra Health Care REIT, Inc.	139,690	2,465,529
Senior Housing Pptys. Trust	185,286	2,901,579
Tanger Factory Outlet Centers, Inc.	73,569	1,618,518
Taubman Centers, Inc.	47,708	2,715,062
The GEO Group, Inc.	97,001	1,985,610
Uniti Group, Inc.*	129,274	2,100,703
Urban Edge Pptys.	82,711	1,765,880
Washington Prime Group, Inc.	143,723	958,632
Weingarten Realty Investors	92,926	2,609,362

		119,028,505

TELECOMMUNICATION SERVICES (0.1%)
Telephone & Data Systems, Inc.	72,698	2,037,725

UTILITIES (5.1%)
ALLETE, Inc.	39,577	2,859,438
Aqua America, Inc.	139,141	4,739,143
Atmos Energy Corp.	86,224	7,263,510
Black Hills Corp.	42,129	2,287,605
Great Plains Energy, Inc.	168,389	5,353,086
Hawaiian Electric Industries, Inc.	85,097	2,925,635
Idacorp, Inc.	39,286	3,467,775
MDU Resources Group, Inc.	153,488	4,322,222
National Fuel Gas Co.	67,089	3,451,729
New Jersey Resources Corp.	68,643	2,752,584
NorthWestern Corp.	38,870	2,091,206
OGE Energy Corp.	155,809	5,105,861
ONE Gas, Inc.	40,875	2,698,568
PNM Resources, Inc.	62,312	2,383,434
Southwest Gas Hldgs., Inc.	37,737	2,552,153
UGI Corp.	135,131	6,002,519
Vectren Corp.	65,081	4,159,978
Westar Energy, Inc.	111,238	5,850,006
WGL Hldgs., Inc.	40,157	3,359,133

		73,625,585

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,022,351,567) 94.6%		1,355,627,996

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.7%)
U.S. Treasury Bill (1)	A-1+	1.47	04/19/18	5,900,000	5,895,172
U.S. Treasury Bill (1)	A-1+	1.52	04/19/18	9,300,000	9,292,106
U.S. Treasury Bill (1)	A-1+	1.52	04/26/18	10,000,000	9,988,548
U.S. Treasury Bill (1)	A-1+	1.61	05/24/18	3,000,000	2,992,603
U.S. Treasury Bill (1)	A-1+	1.62	05/24/18	11,300,000	11,272,104

					39,440,533

COMMERCIAL PAPER (2.5%)
Intel Corp.†	A-1+	1.82	04/12/18	10,000,000	9,993,427
Intercontinental Exchange, Inc.†	A-1	1.80	04/03/18	10,000,000	9,998,000
J.P. Morgan Securities LLC	A-1	1.75	04/02/18	400,000	399,942
San Diego Gas & Electric Co.†	A-1	1.80	04/02/18	5,400,000	5,399,190
Toyota Motor Credit Corp.	A-1+	1.66	04/05/18	10,000,000	9,997,229

					35,787,788

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $75,228,321) 5.2%					75,228,321

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

TOTAL INVESTMENTS (Cost: $1,097,579,888) 99.8%	1,430,856,317

OTHER NET ASSETS 0.2%	2,817,726

NET ASSETS 100.0%	$1,433,674,043

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (94.7%)
iShares Core MSCI EAFE ETF	628,019	41,373,892
iShares Core MSCI Europe ETF	393,284	19,538,349
iShares Core MSCI Pacific ETF	177,010	10,597,589
iShares Edge MSCI Emerging Markets ETF	239,149	14,908,549
iShares MSCI EAFE ETF	2,902,851	202,270,657
iShares MSCI EAFE Growth ETF	498,211	40,041,217
iShares MSCI EAFE Small-Cap ETF	177,935	11,597,803
iShares MSCI EAFE Value ETF	715,532	39,032,271
Vanguard FTSE Developed Markets ETF	2,129,980	94,251,615
Vanguard FTSE Europe ETF	424,630	24,692,235
Vanguard FTSE Pacific ETF	220,480	16,084,016

		514,388,193

TOTAL COMMON STOCKS (Cost: $448,689,100) 94.7%		514,388,193

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.4%)
U.S. Treasury Bill	A-1+	1.51	04/12/18	7,000,000	6,996,176
U.S. Treasury Bill	A-1+	1.51	04/12/18	5,000,000	4,997,260
U.S. Treasury Bill	A-1+	1.61	05/10/18	6,800,000	6,787,486

					18,780,922

COMMERCIAL PAPER (1.9%)
Southern California Gas Co.†	A-1	1.70	04/02/18	10,200,000	10,198,555

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,979,477) 5.3%					28,979,477

TOTAL INVESTMENTS (Cost: $477,668,577) 100.0%					543,367,670

OTHER NET ASSETS 0.0% (2)					7,875

NET ASSETS 100.0%					$543,375,545

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.9%)
Amazon.com, Inc.*	1,326	1,919,173
Comcast Corp. Cl A	63,502	2,169,863
Foot Locker, Inc.	14,692	669,074
Home Depot, Inc.	17,638	3,143,797
Ross Stores, Inc.	18,838	1,468,987
Royal Caribbean Cruises Ltd.	4,953	583,166
Tapestry, Inc.	25,952	1,365,335
Viacom, Inc. Cl B	29,508	916,518
Wyndham Worldwide Corp.	5,377	615,290

		12,851,203

CONSUMER STAPLES (2.0%)
PepsiCo, Inc.	16,432	1,793,553
Walgreens Boots Alliance, Inc.	30,224	1,978,765

		3,772,318

ENERGY (5.1%)
Anadarko Petroleum Corp.	16,451	993,805
Baker Hughes, a GE Co.	53,004	1,471,921
Chevron Corp.	15,078	1,719,495
Cimarex Energy Co.	6,762	632,247
Marathon Petroleum Corp.	29,422	2,151,042
National Oilwell Varco, Inc.	16,237	597,684
Pioneer Natural Resources Co.	5,258	903,219
Range Resources Corp.	29,512	429,104
Williams Cos., Inc.	22,874	568,648

		9,467,165

FINANCIALS (8.9%)
American Int’l. Group, Inc.	14,098	767,213
Bank of America Corp.	73,751	2,211,792
Citigroup, Inc.	29,120	1,965,600
CME Group, Inc.	10,603	1,714,929
Comerica, Inc.	13,768	1,320,764
JPMorgan Chase & Co.	27,356	3,008,339
Morgan Stanley	27,660	1,492,534
PNC Financial Svcs. Grp., Inc.	9,977	1,508,921
State Street Corp.	12,355	1,232,164
Synchrony Financial	37,340	1,252,010

		16,474,266

HEALTH CARE (6.8%)
AbbVie, Inc.	31,998	3,028,611
Aetna, Inc.	12,542	2,119,598
Amgen, Inc.	7,841	1,336,734
Bristol-Myers Squibb Co.	24,907	1,575,368
Gilead Sciences, Inc.	16,717	1,260,295
Humana, Inc.	2,719	730,949
UnitedHealth Group, Inc.	12,135	2,596,890

		12,648,445

INDUSTRIALS (5.2%)
Boeing Co.	8,227	2,697,469
Delta Air Lines, Inc.	31,536	1,728,488
FedEx Corp.	8,087	1,941,770
Illinois Tool Works, Inc.	6,580	1,030,823
Ingersoll-Rand PLC	7,583	648,422
Lockheed Martin Corp.	4,440	1,500,409

		9,547,381

INFORMATION TECHNOLOGY (16.1%)
Alphabet, Inc. Cl A*	3,268	3,389,374
Apple, Inc.	33,956	5,697,138
Broadcom Ltd.	7,782	1,833,828

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Cisco Systems, Inc.	54,522	2,338,449
Cognizant Technology Solutions	17,957	1,445,539
Corning, Inc.	48,446	1,350,674
DXC Technology Co.	13,177	1,324,684
Lam Research Corp.	4,804	975,981
Micron Technology, Inc.*	20,919	1,090,717
Microsoft Corp.	54,482	4,972,572
NVIDIA Corp.	5,530	1,280,693
Oracle Corp.	28,705	1,313,254
Texas Instruments, Inc.	11,434	1,187,878
Total System Services, Inc.	17,823	1,537,412

		29,738,193

MATERIALS (2.4%)
Avery Dennison Corp.	5,401	573,856
Eastman Chemical Co.	12,242	1,292,510
LyondellBasell Inds. NV Cl A	6,865	725,493
Newmont Mining Corp.	16,728	653,563
WestRock Co.	17,905	1,148,964

		4,394,386

REAL ESTATE (1.7%)
American Tower Corp.	13,159	1,912,529
Simon Property Group, Inc.	8,288	1,279,253

		3,191,782

TELECOMMUNICATION SERVICES (0.5%)
CenturyLink, Inc.	55,098	905,260

UTILITIES (2.0%)
NextEra Energy, Inc.	12,424	2,029,212
Sempra Energy	15,407	1,713,567

		3,742,779

TOTAL COMMON STOCKS (Cost: $84,743,560) 57.6%		106,733,178

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.0%)
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	475,489
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	691,934
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	478,418
U.S. Treasury Note	AA+	2.00	11/15/26	800,000	754,500
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	722,256
U.S. Treasury Note	AA+	2.25	02/15/27	1,650,000	1,585,869
U.S. Treasury Note	AA+	2.25	08/15/27	2,250,000	2,157,363
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	478,946
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	1,794,861
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,446,252
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,464,732
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,974,707

					24,025,327

U.S. GOVERNMENT AGENCIES (12.1%)
MORTGAGE-BACKED OBLIGATIONS (11.8%)
FHLMC	AA+	2.50	09/01/27	219,716	216,770
FHLMC	AA+	3.00	06/01/27	126,882	127,594
FHLMC	AA+	3.00	08/01/27	132,532	133,047
FHLMC	AA+	3.00	10/15/37	188,348	188,108
FHLMC	AA+	3.00	11/01/42	209,304	205,758
FHLMC	AA+	3.00	04/01/43	265,679	261,169
FHLMC	AA+	3.50	01/01/43	278,335	280,446
FHLMC	AA+	3.50	06/01/45	342,859	344,690
FHLMC	AA+	3.50	07/01/45	399,520	402,148

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

FHLMC	AA+	3.50	09/01/47	573,585	575,370
FHLMC	AA+	4.00	02/01/25	27,441	28,290
FHLMC	AA+	4.00	03/01/41	119,448	123,555
FHLMC	AA+	4.00	07/01/41	172,249	178,327
FHLMC	AA+	4.00	11/01/42	124,497	128,858
FHLMC	AA+	4.00	01/01/43	208,337	216,020
FHLMC	AA+	4.00	01/01/44	216,231	223,803
FHLMC	AA+	4.00	10/01/44	175,756	181,149
FHLMC	AA+	4.00	06/01/45	328,567	339,390
FHLMC	AA+	4.00	05/01/47	380,403	391,256
FHLMC	AA+	4.50	08/01/34	27,345	28,759
FHLMC	AA+	4.50	08/15/35	25,482	26,165
FHLMC	AA+	4.50	02/01/44	184,215	193,275
FHLMC	AA+	5.00	02/01/26	15,621	16,688
FHLMC	AA+	5.00	10/01/40	210,330	226,834
FHLMC	AA+	5.50	07/01/32	32,079	35,133
FHLMC	AA+	5.50	05/01/33	38,670	41,933
FHLMC	AA+	5.50	06/01/37	97,702	107,795
FHLMC	AA+	6.00	03/15/32	31,594	34,524
FHLMC ARM	AA+	3.44	03/01/37	4,744	4,961
FHLMC ARM	AA+	3.45	02/01/36	28,205	29,517
FHLMC ARM	AA+	3.56	05/01/37	20,790	21,683
FHLMC ARM	AA+	3.61	04/01/37	30,564	32,146
FHLMC ARM	AA+	4.65	09/01/39	20,739	21,218
FHLMC Strip	AA+	3.00	01/15/43	279,867	277,982
FNMA	AA+	2.40	05/01/43	326,559	323,953
FNMA	AA+	2.68	12/01/26	300,000	287,002
FNMA	AA+	2.91	07/01/27	296,490	289,344
FNMA	AA+	3.00	06/01/33	270,480	269,660
FNMA	AA+	3.00	09/01/33	234,922	234,209
FNMA	AA+	3.00	12/01/42	280,033	271,894
FNMA	AA+	3.00	01/01/43	597,390	588,169
FNMA	AA+	3.00	02/01/43	161,219	157,875
FNMA	AA+	3.00	03/01/43	324,249	318,519
FNMA	AA+	3.00	04/01/43	286,303	277,975
FNMA	AA+	3.00	09/01/43	332,136	327,017
FNMA	AA+	3.50	03/25/28	255,194	258,610
FNMA	AA+	3.50	08/01/38	216,186	217,999
FNMA	AA+	3.50	10/01/41	131,015	130,564
FNMA	AA+	3.50	11/01/41	251,139	253,498
FNMA	AA+	3.50	12/01/41	222,668	222,237
FNMA	AA+	3.50	04/01/42	264,199	264,189
FNMA	AA+	3.50	04/01/42	404,683	408,414
FNMA	AA+	3.50	08/01/42	199,119	200,234
FNMA	AA+	3.50	10/01/42	194,038	195,804
FNMA	AA+	3.50	08/01/43	425,397	428,742
FNMA	AA+	3.50	08/01/43	351,399	354,049
FNMA	AA+	3.50	01/01/44	90,702	90,504
FNMA	AA+	3.50	08/25/44	98,914	100,098
FNMA	AA+	3.50	04/01/45	303,058	304,553
FNMA	AA+	3.50	06/01/45	856,722	860,819
FNMA	AA+	3.50	09/01/47	193,246	193,918
FNMA	AA+	4.00	05/01/19	5,608	5,770
FNMA	AA+	4.00	07/25/26	347,095	365,226
FNMA	AA+	4.00	01/01/31	148,842	153,873
FNMA	AA+	4.00	07/01/40	240,702	248,762
FNMA	AA+	4.00	11/01/40	134,219	138,732
FNMA	AA+	4.00	05/01/41	148,424	151,410
FNMA	AA+	4.00	11/01/45	325,274	335,087
FNMA	AA+	4.00	02/01/47	264,335	272,220
FNMA	AA+	4.50	05/01/18	355	358

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

FNMA	AA+	4.50	05/01/30	49,190	51,685
FNMA	AA+	4.50	04/01/31	64,367	67,636
FNMA	AA+	4.50	08/01/33	28,835	30,330
FNMA	AA+	4.50	09/01/33	54,916	57,769
FNMA	AA+	4.50	06/01/34	47,079	49,466
FNMA	AA+	4.50	08/01/35	30,112	31,591
FNMA	AA+	4.50	12/01/35	34,152	35,936
FNMA	AA+	4.50	05/01/39	57,412	60,777
FNMA	AA+	4.50	05/01/39	87,708	92,882
FNMA	AA+	4.50	05/01/40	102,959	108,140
FNMA	AA+	4.50	10/01/40	498,079	526,894
FNMA	AA+	4.50	11/01/47	268,553	281,950
FNMA	AA+	5.00	04/01/18	30	30
FNMA	AA+	5.00	06/01/33	57,241	61,799
FNMA	AA+	5.00	10/01/33	58,226	62,981
FNMA	AA+	5.00	11/01/33	37,991	41,141
FNMA	AA+	5.00	11/01/33	165,351	178,537
FNMA	AA+	5.00	03/01/34	20,918	22,587
FNMA	AA+	5.00	04/01/34	31,076	33,513
FNMA	AA+	5.00	09/01/35	19,356	20,886
FNMA	AA+	5.00	11/25/35	76,913	80,975
FNMA	AA+	5.00	08/01/37	154,623	166,791
FNMA	AA+	5.00	05/01/39	64,915	69,027
FNMA	AA+	5.00	06/01/40	38,147	41,219
FNMA	AA+	5.50	03/01/34	10,855	11,806
FNMA	AA+	5.50	05/01/34	122,178	134,157
FNMA	AA+	5.50	07/01/34	38,295	41,939
FNMA	AA+	5.50	09/01/34	56,900	62,392
FNMA	AA+	5.50	09/01/34	17,771	19,496
FNMA	AA+	5.50	10/01/34	20,581	22,595
FNMA	AA+	5.50	02/01/35	31,278	34,331
FNMA	AA+	5.50	02/01/35	47,294	52,159
FNMA	AA+	5.50	08/01/35	14,322	15,722
FNMA	AA+	5.50	08/01/37	7,756	8,495
FNMA	AA+	5.50	11/01/38	5,322	5,623
FNMA	AA+	5.50	06/01/48	14,988	15,799
FNMA	AA+	6.00	12/25/49	40,050	44,514
FNMA	AA+	6.00	05/01/23	14,794	16,439
FNMA	AA+	6.00	04/01/32	4,653	5,174
FNMA	AA+	6.00	05/01/32	11,702	13,115
FNMA	AA+	6.00	04/01/33	59,003	65,591
FNMA	AA+	6.00	05/01/33	33,195	36,886
FNMA	AA+	6.00	06/01/34	19,215	21,569
FNMA	AA+	6.00	09/01/34	12,470	13,964
FNMA	AA+	6.00	10/01/34	24,808	27,597
FNMA	AA+	6.00	12/01/36	29,304	32,909
FNMA	AA+	6.00	01/01/37	33,547	37,675
FNMA	AA+	6.00	04/01/37	6,075	6,339
FNMA	AA+	6.00	05/01/37	5,800	6,181
FNMA	AA+	6.00	06/01/37	5,692	6,077
FNMA	AA+	6.00	10/25/44	85,316	94,392
FNMA	AA+	6.00	02/25/47	76,126	84,410
FNMA	AA+	6.50	05/01/32	7,602	8,484
FNMA	AA+	6.50	05/01/32	23,461	26,182
FNMA	AA+	6.50	07/01/32	3,779	4,217
FNMA	AA+	6.50	07/01/34	21,256	23,721
FNMA	AA+	6.50	05/01/37	19,606	20,404
FNMA	AA+	6.50	09/01/37	7,047	7,865
FNMA	AA+	7.00	09/01/31	3,822	3,912
FNMA	AA+	7.00	04/01/32	3,948	4,406
FNMA	AA+	7.50	06/01/31	4,681	5,286

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

FNMA	AA+	7.50	02/01/32	4,425	5,082
FNMA	AA+	7.50	06/01/32	4,132	4,804
FNMA	AA+	8.00	04/01/32	1,494	1,569
FNMA Strip	AA+	3.00	08/25/42	223,146	218,109
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	199,845	198,653
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	99,931	100,189
GNMA (3)	AA+	4.00	08/15/41	161,906	167,541
GNMA (3)	AA+	4.00	01/15/42	220,965	228,407
GNMA (3)	AA+	4.00	08/20/42	152,043	156,767
GNMA (3)	AA+	4.50	04/20/31	84,539	88,919
GNMA (3)	AA+	4.50	10/15/40	145,197	154,309
GNMA (3)	AA+	4.50	10/20/43	303,020	320,140
GNMA (3)	AA+	5.00	04/15/39	119,608	129,200
GNMA (3)	AA+	5.00	06/20/39	138,588	146,834
GNMA (3)	AA+	5.00	11/15/39	69,230	74,382
GNMA (3)	AA+	6.50	04/15/31	1,858	2,078
GNMA (3)	AA+	6.50	10/15/31	2,687	3,055
GNMA (3)	AA+	6.50	12/15/31	1,435	1,605
GNMA (3)	AA+	6.50	05/15/32	6,863	7,676
GNMA (3)	AA+	7.00	05/15/31	2,502	2,842
GNMA (3)	AA+	7.00	05/15/32	670	685
Small Business Administration (3)	AA+	2.81	06/01/37	1,323,294	1,291,944
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	115,115	118,889

					21,785,692

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	480,431

CORPORATE DEBT (13.1%)
CONSUMER DISCRETIONARY (2.9%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	103,506
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	282,480
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	334,338
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	255,850
Coach, Inc.	BBB-	4.25	04/01/25	100,000	99,467
Dollar General Corp.	BBB	3.25	04/15/23	300,000	297,172
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	264,382
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	310,500
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	300,000	303,689
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	245,512
Kohl’s Corp.	BBB-	4.00	11/01/21	100,000	101,591
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	301,887
Macy’s Retail Hldgs., Inc.	BBB-	2.88	02/15/23	216,000	203,630
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	24,785
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	347,012
Mattel, Inc.	BB-	3.15	03/15/23	350,000	296,625
NVR, Inc.	BBB+	3.95	09/15/22	300,000	306,032
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	100,643
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	257,543
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	300,000	306,875
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	359,968
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	339,407

					5,442,894

CONSUMER STAPLES (0.7%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	275,000	270,188
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	258,837
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	402,344
Sysco Corp.	BBB+	2.60	06/12/22	300,000	292,180
Sysco Corp.	BBB+	3.75	10/01/25	100,000	100,673

					1,324,222

ENERGY (0.9%)
Cameron International Corp.	AA-	4.50	06/01/21	300,000	307,442

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Energen Corp.	BB	4.63	09/01/21	250,000	245,625
EQT Corp.	BBB	4.88	11/15/21	210,000	218,707
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	337,388
Rowan Companies PLC	B+	4.88	06/01/22	300,000	272,250
Seacor Hldgs., Inc.	NR	7.38	10/01/19	250,000	255,625

					1,637,037

FINANCIALS (3.0%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	306,917
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	316,457
American Express Co.	BBB	3.63	12/05/24	250,000	248,323
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	297,355
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	250,000	258,244
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	264,577
Block Financial LLC	BBB	5.25	10/01/25	350,000	365,309
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	312,843
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	247,132
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	100,972
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	259,047
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	307,554
First Republic Bank	A-	2.38	06/17/19	150,000	149,000
First Tennessee Bank	BBB	2.95	12/01/19	350,000	349,203
Lincoln National Corp.	A-	4.00	09/01/23	250,000	255,385
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	260,804
Pacific LifeCorp.†	A-	6.00	02/10/20	23,000	24,180
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	261,540
Signet UK Finance PLC	BB+	4.70	06/15/24	250,000	239,719
Synchrony Financial	BBB-	3.70	08/04/26	400,000	374,087
Unum Group	BBB	4.00	03/15/24	150,000	152,024
Voya Financial, Inc.	BBB	3.65	06/15/26	250,000	243,686

					5,594,358

HEALTH CARE (1.5%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	302,497
Anthem, Inc.	A	4.35	08/15/20	250,000	257,407
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	206,992
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	255,021
Owens & Minor, Inc.	BBB-	3.88	09/15/21	400,000	396,912
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	314,265
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	156,246
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	258,328
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	375,000	378,392
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	246,417

					2,772,477

INDUSTRIALS (0.2%)
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	199,096
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	257,928

					457,024

INFORMATION TECHNOLOGY (1.2%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	359,490
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	308,790
eBay, Inc.	BBB+	2.88	08/01/21	325,000	321,980
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	377,164
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	194,922
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	360,004
Symantec Corp.	BB+	4.20	09/15/20	350,000	354,354

					2,276,704

MATERIALS (0.9%)
Freeport-McMoRan, Inc.	BB-	3.55	03/01/22	300,000	290,250
Methanex Corp.	BB+	3.25	12/15/19	250,000	248,807
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	254,970
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	156,536
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	355,844

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Southern Copper Corp.	BBB	3.50	11/08/22	100,000	99,993
Teck Resources Ltd.	BB+	4.75	01/15/22	300,000	303,750

					1,710,150

REAL ESTATE (0.9%)
Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	351,435
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	250,000	250,459
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	259,792
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	251,194
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	208,100
Welltower, Inc.	BBB+	6.13	04/15/20	250,000	264,722

					1,585,702

TELECOMMUNICATION SERVICES (0.2%)
AT&T, Inc.	BBB+	3.00	06/30/22	350,000	343,715

UTILITIES (0.7%)
Entergy Corp.	BBB	5.13	09/15/20	250,000	260,298
Exelon Corp.	BBB-	5.15	12/01/20	340,000	353,946
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	259,519
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	104,830
SCANA Corp.	BBB-	4.13	02/01/22	300,000	297,959
Southern Co.	BBB+	3.25	07/01/26	50,000	47,511

					1,324,063

TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,772,458) 38.2%					70,759,796

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.2%)
Southern California Gas Co.†	A-1	1.70	04/02/18	4,600,000	4,599,348
Southern California Gas Co.†	A-1	1.70	04/02/18	2,500,000	2,499,646
Southern California Gas Co.†	A-1	1.70	04/02/18	700,000	699,901

					7,798,895

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,798,895) 4.2%					7,798,895

TOTAL INVESTMENTS (Cost: $163,314,913) 100.0%					185,291,869

OTHER NET ASSETS 0.0% (2)					(13,500)

NET ASSETS 100.0%					$185,278,369

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	21,162,537	30,081,488
Equity Index Fund (22.8%)	5,633,025	22,925,817
Mid-Cap Equity Index Fund (5.8%)	2,502,233	5,813,065
Mid-Term Bond Fund (33.3%)	32,375,572	33,391,173
Money Market Fund (8.2%)	6,855,530	8,279,423

TOTAL INVESTMENTS (Cost: $98,476,215) 100.0%		100,490,966

OTHER NET ASSETS -0.0% (2)		(1,804)

NET ASSETS 100.0%		$100,489,162

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.5%)	4,412,661	6,272,377
Equity Index Fund (25.6%)	1,610,348	6,553,947
International Fund (4.7%)	1,333,042	1,196,430
Mid-Cap Equity Index Fund (8.5%)	935,178	2,172,561
Mid-Term Bond Fund (31.8%)	7,874,701	8,121,726
Money Market Fund (4.9%)	1,036,712	1,252,037

TOTAL INVESTMENTS (Cost: $24,559,569) 100.0%		25,569,078

OTHER NET ASSETS 0.0% (2)		(784)

NET ASSETS 100.0%		$25,568,294

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.7%)	25,223,534	35,853,992
Equity Index Fund (29.9%)	11,077,139	45,082,779
International Fund (5.2%)	8,759,698	7,861,996
Mid-Cap Equity Index Fund (10.1%)	6,560,668	15,241,424
Mid-Term Bond Fund (26.1%)	38,208,829	39,407,440
Money Market Fund (2.9%)	3,619,395	4,371,144
Small Cap Growth Fund (1.1%)	1,087,137	1,667,121
Small Cap Value Fund (1.0%)	915,559	1,522,826

TOTAL INVESTMENTS (Cost: $138,622,235) 100.0%		151,008,722

OTHER NET ASSETS -0.0% (2)		(2,337)

NET ASSETS 100.0%		$151,006,385

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.6%)	83,220,586	118,293,818
Equity Index Fund (33.6%)	43,198,261	175,812,345
International Fund (8.2%)	47,964,597	43,049,137
Mid-Cap Equity Index Fund (11.9%)	26,795,396	62,249,750
Mid-Term Bond Fund (19.3%)	98,189,675	101,269,886
Small Cap Growth Fund (2.2%)	7,408,923	11,361,554
Small Cap Value Fund (2.2%)	6,988,834	11,624,353

TOTAL INVESTMENTS (Cost: $471,613,682) 100.0%		523,660,843

OTHER NET ASSETS -0.0% (2)		(4,400)

NET ASSETS 100.0%		$523,656,443

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.4%)	104,933,170	149,157,255
Equity Index Fund (36.4%)	62,203,686	253,162,405
International Fund (9.9%)	77,176,621	69,267,484
Mid-Cap Equity Index Fund (14.6%)	43,874,769	101,927,714
Mid-Term Bond Fund (9.8%)	65,998,448	68,068,819
Small Cap Growth Fund (4.0%)	18,375,342	28,178,513
Small Cap Value Fund (3.9%)	16,484,301	27,417,925

TOTAL INVESTMENTS (Cost: $617,705,981) 100.0%		697,180,115

OTHER NET ASSETS -0.0% (2)		(5,582)

NET ASSETS 100.0%		$697,174,533

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.0%)	78,188,496	111,141,037
Equity Index Fund (38.1%)	54,667,003	222,488,907
International Fund (11.6%)	75,838,172	68,066,200
Mid-Cap Equity Index Fund (18.7%)	47,120,018	109,466,916
Mid-Term Bond Fund (2.2%)	12,712,376	13,111,163
Small Cap Growth Fund (5.3%)	20,210,332	30,992,464
Small Cap Value Fund (5.1%)	17,878,799	29,737,359

TOTAL INVESTMENTS (Cost: $508,130,410) 100.0%		585,004,046

OTHER NET ASSETS -0.0% (2)		(4,679)

NET ASSETS 100.0%		$584,999,367

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.6%)	50,098,396	71,212,365
Equity Index Fund (39.8%)	47,835,602	194,685,830
International Fund (12.1%)	65,984,852	59,222,658
Mid-Cap Equity Index Fund (21.6%)	45,316,145	105,276,247
Small Cap Growth Fund (6.1%)	19,389,723	29,734,063
Small Cap Value Fund (5.8%)	17,059,441	28,374,542

TOTAL INVESTMENTS (Cost: $416,925,140) 100.0%		488,505,705

OTHER NET ASSETS -0.0% (2)		(3,921)

NET ASSETS 100.0%		$488,501,784

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.2%)	34,041,657	48,388,514
Equity Index Fund (38.6%)	37,737,947	153,589,444
International Fund (13.5%)	59,875,771	53,739,642
Mid-Cap Equity Index Fund (21.3%)	36,398,560	84,559,351
Small Cap Growth Fund (7.4%)	19,062,042	29,231,566
Small Cap Value Fund (7.0%)	16,660,734	27,711,382

TOTAL INVESTMENTS (Cost: $336,394,087) 100.0%		397,219,899

OTHER NET ASSETS -0.0% (2)		(3,233)

NET ASSETS 100.0%		$397,216,666

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.9%)	30,671,964	43,598,663
Equity Index Fund (37.0%)	39,855,917	162,209,324
International Fund (14.3%)	69,646,661	62,509,202
Mid-Cap Equity Index Fund (22.5%)	42,467,680	98,658,834
Small Cap Growth Fund (8.4%)	24,048,625	36,878,471
Small Cap Value Fund (7.9%)	20,935,274	34,821,118

TOTAL INVESTMENTS (Cost: $363,894,587) 100.0%		438,675,612

OTHER NET ASSETS -0.0% (2)		(3,600)

NET ASSETS 100.0%		$438,672,012

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.3%)	15,414,973	21,911,613
Equity Index Fund (35.3%)	22,948,307	93,397,176
International Fund (15.7%)	46,319,372	41,572,516
Mid-Cap Equity Index Fund (22.4%)	25,542,871	59,339,946
Small Cap Growth Fund (9.4%)	16,224,200	24,879,746
Small Cap Value Fund (8.9%)	14,098,832	23,450,234

TOTAL INVESTMENTS (Cost: $239,570,846) 100.0%		264,551,231

OTHER NET ASSETS -0.0% (2)		(1,825)

NET ASSETS 100.0%		$264,549,406

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.4%)	2,473,626	3,516,135
Equity Index Fund (32.5%)	3,370,561	13,717,822
International Fund (17.0%)	7,967,085	7,150,611
Mid-Cap Equity Index Fund (22.3%)	4,039,771	9,384,998
Small Cap Growth Fund (10.1%)	2,785,340	4,271,308
Small Cap Value Fund (9.7%)	2,444,843	4,066,445

TOTAL INVESTMENTS (Cost: $41,194,806) 100.0%		42,107,319

OTHER NET ASSETS -0.0% (2)		(217)

NET ASSETS 100.0%		$42,107,102

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	33,236,240	47,243,654
Equity Index Fund (24.4%)	9,320,198	37,932,218
International Fund (5.0%)	8,668,467	7,780,114
Mid-Cap Equity Index Fund (4.9%)	3,307,059	7,682,797
Mid-Term Bond Fund (35.3%)	52,259,986	54,930,718

TOTAL INVESTMENTS (Cost: $150,228,897) 100.0%		155,569,501

OTHER NET ASSETS -0.0% (2)		(358)

NET ASSETS 100.0%		$155,569,143

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.5%)	70,363,309	100,017,926
Equity Index Fund (34.3%)	33,147,418	134,906,409
International Fund (10.1%)	44,043,020	39,529,447
Mid-Cap Equity Index Fund (14.9%)	25,203,221	58,550,887
Mid-Term Bond Fund (15.2%)	57,987,953	59,807,035

TOTAL INVESTMENTS (Cost: $338,790,477) 100.0%		392,811,704

OTHER NET ASSETS -0.0% (2)		(753)

NET ASSETS 100.0%		$392,810,951

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.4%)	42,640,919	60,611,934
Equity Index Fund (34.4%)	25,110,031	102,195,122
International Fund (15.2%)	50,045,337	44,916,641
Mid-Cap Equity Index Fund (20.0%)	25,455,906	59,137,913
Small Cap Growth Fund (5.0%)	9,589,068	14,704,798
Small Cap Value Fund (5.0%)	8,869,254	14,752,009

TOTAL INVESTMENTS (Cost: $237,180,605) 100.0%		296,318,417

OTHER NET ASSETS -0.0% (2)		(1,496)

NET ASSETS 100.0%		$296,316,921

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.1%)
U.S. Treasury Bill	A-1+	1.33	04/12/18	2,200,000	2,198,943
U.S. Treasury Bill	A-1+	1.48	04/19/18	2,100,000	2,098,276
U.S. Treasury Bill	A-1+	1.51	04/19/18	700,000	699,411
U.S. Treasury Bill	A-1+	1.52	04/26/18	2,700,000	2,696,919
U.S. Treasury Bill	A-1+	1.52	05/03/18	3,200,000	3,195,408
U.S. Treasury Bill	A-1+	1.59	05/10/18	2,650,000	2,645,197
U.S. Treasury Bill	A-1+	1.61	05/17/18	2,650,000	2,644,311
U.S. Treasury Bill	A-1+	1.61	05/24/18	750,000	748,152
U.S. Treasury Bill	A-1+	1.63	05/24/18	11,000	10,973
U.S. Treasury Bill	A-1+	1.72	05/24/18	500,000	498,687

					17,436,277

U.S. GOVERNMENT AGENCIES (15.3%)
FHLB	A-1+	1.35	04/09/18	800,000	799,699
FHLB	A-1+	1.42	04/04/18	3,300,000	3,299,347
FHLB	A-1+	1.57	04/13/18	650,000	649,602
FHLB	A-1+	1.60	04/23/18	500,000	499,466
FHLB	A-1+	1.60	05/04/18	1,250,000	1,248,053
FHLB	A-1+	1.62	05/09/18	350,000	349,369
FHLB	A-1+	1.71	05/09/18	1,500,000	1,497,148
FHLB	A-1+	1.73	05/04/18	2,300,000	2,296,129

					10,638,813

COMMERCIAL PAPER (59.4%)
3M Co.†	A-1+	1.63	04/11/18	2,700,000	2,698,531
Apple, Inc.†	A-1+	1.65	04/19/18	2,700,000	2,697,521
Chevron Corp.†	A-1+	1.66	04/27/18	2,700,000	2,696,509
Coca-Cola Co.†	A-1+	1.56	04/10/18	2,700,000	2,698,710
Disney (Walt) Co.†	A-1+	1.80	04/13/18	400,000	399,720
Disney (Walt) Co.†	A-1+	1.64	05/02/18	322,000	321,515
Eli Lilly & Co.†	A-1+	1.80	04/13/18	2,100,000	2,098,529
Exxon Mobil Corp.	A-1+	1.83	05/01/18	1,200,000	1,198,047
Hershey Foods†	A-1	1.80	05/01/18	2,700,000	2,695,675
Home Depot, Inc.†	A-1	1.80	04/09/18	2,100,000	2,098,950
Intel Corp.†	A-1+	1.87	05/18/18	2,700,000	2,693,125
Intercontinental Exchange, Inc.†	A-1	1.58	04/02/18	2,000,000	1,999,736
Nestle Capital Corp.†	A-1+	1.65	04/06/18	2,700,000	2,699,133
Novartis Finance Corp.†	A-1+	1.93	05/15/18	2,000,000	1,995,068
PepsiCo, Inc.†	A-1	1.53	04/03/18	2,000,000	1,999,659
Pfizer, Inc.†	A-1+	1.82	05/08/18	2,700,000	2,694,672
Procter & Gamble Co.†	A-1+	1.67	04/23/18	300,000	299,665
Simon Property Group LP†	A-1	1.93	05/14/18	2,700,000	2,693,485
Unilever Capital Corp.†	A-1	1.62	04/16/18	2,700,000	2,697,931
Wal-Mart Stores, Inc.†	A-1+	1.85	04/17/18	1,100,000	1,098,982
Wal-Mart Stores, Inc.†	A-1+	1.90	04/24/18	700,000	699,076

					41,174,239

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $69,249,329) 99.8%					69,249,329

TOTAL INVESTMENTS (Cost: $69,249,329) 99.8%					69,249,329

OTHER NET ASSETS 0.2%					165,451

NET ASSETS 100.0%					$69,414,780

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (44.8%)
U.S. Treasury Note	AA+	0.75	07/15/19	3,500,000	3,435,744
U.S. Treasury Note	AA+	1.38	06/30/23	18,000,000	16,933,356
U.S. Treasury Note	AA+	1.38	09/30/23	23,500,000	22,021,145
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	2,964,960
U.S. Treasury Note	AA+	1.50	02/28/23	21,000,000	19,970,517
U.S. Treasury Note	AA+	1.50	08/15/26	22,000,000	19,969,290
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,414,921
U.S. Treasury Note	AA+	1.63	10/31/23	9,900,000	9,396,496
U.S. Treasury Note	AA+	1.63	05/15/26	13,000,000	11,957,465
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,441,893
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	14,586,330
U.S. Treasury Note	AA+	1.88	05/31/22	16,900,000	16,478,159
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,428,225
U.S. Treasury Note	AA+	2.00	05/31/24	31,500,000	30,327,348
U.S. Treasury Note	AA+	2.00	06/30/24	23,500,000	22,614,168
U.S. Treasury Strip	AA+	0.00	08/15/18	43,500,000	43,207,371

					250,147,388

U.S. GOVERNMENT AGENCIES (7.5%)
MORTGAGE-BACKED OBLIGATIONS (1.0%)
FHLMC	AA+	7.50	03/15/21	1,591	1,657
Small Business Administration (3)	AA+	2.88	05/01/37	5,861,895	5,752,084

					5,753,741

NON-MORTGAGE-BACKED OBLIGATIONS (6.5%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,971,624
FNMA	AA+	0.00	10/09/19	23,000,000	22,185,455
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	839,315

					35,996,394

CORPORATE DEBT (46.7%)
CONSUMER DISCRETIONARY (6.9%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	513,951
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	258,764
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,569,333
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	304,187
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	716,381
Brinker International, Inc.	BB+	2.60	05/15/18	2,000,000	1,996,000
Coach, Inc.	BBB-	3.00	07/15/22	2,500,000	2,415,838
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,037,129
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,115,052
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,070,000
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,100,884
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	2,000,000	2,024,592
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	53,034
Kohl’s Corp.	BBB-	3.25	02/01/23	700,000	687,433
Kohl’s Corp.	BBB-	4.00	11/01/21	1,325,000	1,346,081
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,200,841
Marriott International, Inc.	BBB	3.13	02/15/23	2,000,000	1,967,682
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	804,046
Newell Brands, Inc.	BBB-	4.70	08/15/20	525,000	540,679
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,040,216
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,012,860
O’Reilly Automotive, Inc.	BBB+	4.63	09/15/21	281,000	292,584
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	2,500,000	2,487,513
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,056,960
Viacom, Inc.	BBB-	3.25	03/15/23	2,500,000	2,424,338
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,440,435
Wyndham Worldwide Corp.	BBB-	4.15	04/01/24	2,500,000	2,493,530

					38,970,343

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

CONSUMER STAPLES (3.5%)
Beam Suntory, Inc.	BBB	1.75	06/15/18	2,000,000	1,995,602
CVS Health Corp.	BBB	3.38	08/12/24	590,000	571,446
CVS Health Corp.	BBB	3.88	07/20/25	1,500,000	1,486,977
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	149,737
Edgewell Personal Care Co.	BB	4.70	05/19/21	2,000,000	1,965,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,071,064
General Mills, Inc.	BBB	2.20	10/21/19	775,000	764,420
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	284,721
Kellogg Co.	BBB	2.65	12/01/23	2,000,000	1,908,680
Kroger Co.	BBB	2.95	11/01/21	2,000,000	1,981,140
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,167,923
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	1,005,861
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	1,983,342

					19,335,913

ENERGY (2.7%)
Cameron International Corp.	AA-	3.60	04/30/22	214,000	213,971
Diamond Offshore Drilling, Inc.	B+	3.45	11/01/23	1,500,000	1,335,000
Energen Corp.	BB	4.63	09/01/21	2,000,000	1,965,000
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,301,826
Kinder Morgan, Inc.	BBB-	3.05	12/01/19	2,000,000	1,994,828
Marathon Oil Corp.	BBB-	2.80	11/01/22	2,000,000	1,927,930
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,043,770
Rowan Companies PLC	B+	4.88	06/01/22	2,000,000	1,815,000
SESI LLC	BB-	7.13	12/15/21	2,150,000	2,190,313

					14,787,638

FINANCIALS (14.1%)
Aflac, Inc.	A-	3.63	06/15/23	550,000	558,075
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,115,640
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	1,988,336
American Int’l. Group, Inc.	BBB+	4.13	02/15/24	2,000,000	2,029,490
Ares Capital Corp.	BBB	3.63	01/19/22	2,500,000	2,463,573
Assurant, Inc.	BBB	4.00	03/15/23	2,000,000	2,017,268
Bank of America Corp.	A-	2.65	04/01/19	1,250,000	1,249,351
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	2,000,000	2,065,948
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,081,676
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,622,068
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,085,620
Citigroup, Inc.	BBB+	2.55	04/08/19	1,850,000	1,848,144
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	1,977,058
Erac USA Finance LLC†	A-	2.35	10/15/19	1,000,000	989,959
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,343,155
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	777,140
Fifth Third Bancorp	BBB	4.30	01/16/24	2,500,000	2,562,948
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,986,662
First Tennessee Bank	BBB	2.95	12/01/19	2,200,000	2,194,988
FS Investment Corp.	BBB-	4.75	05/15/22	2,675,000	2,701,274
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,500,000	2,463,898
Huntington Bancshares, Inc.	BBB	2.30	01/14/22	2,750,000	2,634,423
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,520,000	1,517,477
Legg Mason, Inc.	BBB	3.95	07/15/24	2,000,000	2,006,000
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,043,082
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,114,022
Morgan Stanley	BBB+	3.13	01/23/23	2,500,000	2,464,270
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,242,319
Peoples United Bank	BBB+	4.00	07/15/24	1,750,000	1,764,863
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,531,848
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,500,000	2,494,195
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,925,000	1,997,020
Regions Financial Corp.	BBB+	2.75	08/14/22	2,750,000	2,672,065

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Signet UK Finance PLC	BB+	4.70	06/15/24	2,000,000	1,917,750
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	2,009,176
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	989,423
Synchrony Financial	BBB-	3.70	08/04/26	1,500,000	1,402,827
Unum Group	BBB	4.00	03/15/24	2,000,000	2,026,992
Voya Financial, Inc.	BBB	3.65	06/15/26	2,000,000	1,949,488
Wells Fargo & Co.	A-	2.13	04/22/19	2,000,000	1,988,024

					78,887,535

HEALTH CARE (5.4%)
Abbott Laboratories	BBB	3.25	04/15/23	2,000,000	1,985,874
AbbVie, Inc.	A-	2.85	05/14/23	2,500,000	2,421,135
Aetna, Inc.	A	2.80	06/15/23	2,500,000	2,402,115
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,086,186
Anthem, Inc.	A	3.13	05/15/22	2,000,000	1,973,466
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,069,918
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,000,286
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	1,987,660
Humana, Inc.	BBB+	3.85	10/01/24	2,500,000	2,509,208
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	610,177
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	414,140
Owens & Minor, Inc.	BBB-	3.88	09/15/21	2,000,000	1,984,562
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,095,098
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,066,622
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	403,618
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,663,781
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	1,971,338

					30,645,184

INDUSTRIALS (2.2%)
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	1,961,506
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	2,000,000	1,990,964
Kennametal, Inc.	BBB-	2.65	11/01/19	2,000,000	1,984,014
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,061,648
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,137,812
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,061,538

					12,197,482

INFORMATION TECHNOLOGY (3.8%)
Adobe Systems, Inc.	A	4.75	02/01/20	2,000,000	2,065,904
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	1,995,150
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	51,465
Avnet, Inc.	BBB-	3.75	12/01/21	1,130,000	1,128,772
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	994,755
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,080,487
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	1,990,590
Jabil, Inc.	BBB-	4.70	09/15/22	1,976,000	2,041,208
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,534,682
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	617,149
Lam Research Corp.	BBB+	2.75	03/15/20	2,000,000	1,991,542
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	1,997,414
Symantec Corp.	BB+	4.20	09/15/20	2,000,000	2,024,878
Total System Services, Inc.	BBB-	3.75	06/01/23	950,000	949,648

					21,463,644

MATERIALS (2.3%)
Albemarle Corp.	BBB	4.50	12/15/20	1,065,000	1,099,805
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,065,426
Freeport-McMoRan, Inc.	BB-	3.10	03/15/20	1,750,000	1,730,400
Freeport-McMoRan, Inc.	BB-	3.55	03/01/22	250,000	241,875
Kinross Gold Corp.	BBB-	5.13	09/01/21	750,000	778,200
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	1,990,454
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	2,002,884
Sherwin-Williams Co.	BBB	2.25	05/15/20	200,000	196,681

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	1,999,862
WestRock Co.	BBB	3.50	03/01/20	622,000	626,830

					12,732,417

REAL ESTATE (3.3%)
CBRE Services, Inc.	BBB+	5.25	03/15/25	2,000,000	2,139,544
Crown Castle Int’l. Corp.	BBB-	3.15	07/15/23	2,500,000	2,421,435
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,008,198
HCP, Inc.	BBB	3.15	08/01/22	750,000	739,325
HCP, Inc.	BBB	4.00	#	2,000,000	2,039,650
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,350,920
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	1,410,000	1,460,767
Mack-Cali Realty LP	BB+	4.50	04/18/22	1,000,000	970,927
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,750,000	1,749,223
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	750,000	733,295
Senior Housing Pptys. Trust	BBB-	4.75	05/01/24	500,000	504,657
Vornado Realty LP	BBB	5.00	01/15/22	2,000,000	2,099,002

					18,216,943

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	02/15/22	2,000,000	1,975,298

UTILITIES (2.1%)
Entergy Corp.	BBB	5.13	09/15/20	1,400,000	1,457,666
Exelon Corp.	BBB-	5.15	12/01/20	1,500,000	1,561,526
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,032,729
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,076,154
SCANA Corp.	BBB-	4.75	05/15/21	2,000,000	2,039,328
Southern Co.	BBB+	3.25	07/01/26	2,500,000	2,375,570
Talen Energy Supply LLC†	B+	6.50	09/15/24	1,400,000	973,000

					11,515,973

TOTAL LONG-TERM DEBT SECURITIES (Cost: $561,079,278) 99.0%					552,625,893

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
Madison Gas & Electric	A-1+	1.70	04/02/18	2,100,000	2,099,702

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,099,702) 0.4%					2,099,702

TOTAL INVESTMENTS (Cost: $563,178,980) 99.4%					554,725,595

OTHER NET ASSETS 0.6%					3,645,880

NET ASSETS 100.0%					$558,371,475

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (26.2%)
U.S. Treasury Note	AA+	0.75	07/15/19	5,700,000	5,595,354
U.S. Treasury Note	AA+	1.50	08/15/26	50,800,000	46,110,906
U.S. Treasury Note	AA+	1.63	05/15/26	2,000,000	1,839,610
U.S. Treasury Note	AA+	2.00	11/15/26	15,000,000	14,146,875
U.S. Treasury Note	AA+	2.25	02/15/27	44,000,000	42,289,852
U.S. Treasury Note	AA+	2.25	08/15/27	74,500,000	71,432,681
U.S. Treasury Note	AA+	2.25	11/15/27	10,000,000	9,578,910
U.S. Treasury Note	AA+	2.38	05/15/27	63,750,000	61,849,928
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	16,311,820
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	15,838,040
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	14,882,440
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	14,453,480
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	6,383,810
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	6,006,420
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	5,658,860

					332,378,986

U.S. GOVERNMENT AGENCIES (29.1%)
MORTGAGE-BACKED OBLIGATIONS (27.9%)
FHLMC	AA+	2.50	09/01/27	1,318,293	1,300,623
FHLMC	AA+	2.50	12/01/27	1,463,606	1,443,975
FHLMC	AA+	3.00	06/01/27	692,314	696,203
FHLMC	AA+	3.00	08/01/27	432,028	433,706
FHLMC	AA+	3.00	10/15/37	1,291,531	1,289,883
FHLMC	AA+	3.00	12/15/40	1,271,771	1,244,666
FHLMC	AA+	3.00	07/01/42	691,216	685,539
FHLMC	AA+	3.00	10/01/42	2,120,446	2,084,453
FHLMC	AA+	3.00	11/01/42	2,209,423	2,171,911
FHLMC	AA+	3.00	11/01/42	849,250	834,831
FHLMC	AA+	3.00	11/01/42	963,459	947,103
FHLMC	AA+	3.00	11/01/42	3,529,539	3,469,611
FHLMC	AA+	3.00	02/01/43	1,849,579	1,818,193
FHLMC	AA+	3.00	03/01/43	1,539,242	1,513,115
FHLMC	AA+	3.00	04/01/43	963,599	947,262
FHLMC	AA+	3.00	04/01/43	2,193,505	2,156,253
FHLMC	AA+	3.00	04/01/43	1,460,644	1,435,850
FHLMC	AA+	3.00	09/15/43	3,572,290	3,525,300
FHLMC	AA+	3.00	04/15/44	1,138,591	1,108,897
FHLMC	AA+	3.00	04/15/45	2,885,948	2,845,383
FHLMC	AA+	3.00	09/01/46	4,619,693	4,511,864
FHLMC	AA+	3.00	09/01/46	1,720,506	1,681,736
FHLMC	AA+	3.00	11/01/46	1,397,082	1,361,631
FHLMC	AA+	3.50	02/01/35	3,021,388	3,078,505
FHLMC	AA+	3.50	02/01/35	1,540,795	1,567,793
FHLMC	AA+	3.50	04/01/35	1,260,748	1,284,585
FHLMC	AA+	3.50	01/01/41	1,482,336	1,493,572
FHLMC	AA+	3.50	07/01/42	1,840,772	1,855,802
FHLMC	AA+	3.50	10/01/42	1,620,728	1,633,021
FHLMC	AA+	3.50	01/01/43	1,503,007	1,514,408
FHLMC	AA+	3.50	01/01/43	765,385	771,189
FHLMC	AA+	3.50	05/01/43	2,202,206	2,218,903
FHLMC	AA+	3.50	06/01/43	2,750,141	2,771,688
FHLMC	AA+	3.50	07/01/43	766,947	772,763
FHLMC	AA+	3.50	11/01/43	1,565,328	1,577,194
FHLMC	AA+	3.50	01/01/44	2,556,418	2,575,803
FHLMC	AA+	3.50	04/01/45	2,199,833	2,214,596
FHLMC	AA+	3.50	07/01/45	2,397,117	2,412,888

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

FHLMC	AA+	3.50	09/01/45	1,889,418	1,898,338
FHLMC	AA+	3.50	05/01/46	3,995,953	4,012,312
FHLMC	AA+	3.50	08/01/46	2,880,570	2,895,938
FHLMC	AA+	3.50	04/01/47	2,809,859	2,819,870
FHLMC	AA+	3.50	08/01/47	4,278,813	4,291,739
FHLMC	AA+	3.50	09/01/47	1,433,964	1,438,425
FHLMC	AA+	3.50	09/01/47	5,831,299	5,848,915
FHLMC	AA+	3.50	11/01/47	3,913,564	3,925,348
FHLMC	AA+	4.00	02/01/25	202,988	209,265
FHLMC	AA+	4.00	05/01/25	80,455	82,922
FHLMC	AA+	4.00	05/01/26	273,522	285,286
FHLMC	AA+	4.00	12/01/33	1,088,805	1,122,712
FHLMC	AA+	4.00	12/15/38	460,072	473,136
FHLMC	AA+	4.00	07/01/41	1,076,553	1,114,543
FHLMC	AA+	4.00	12/01/41	620,122	642,037
FHLMC	AA+	4.00	07/01/42	2,258,216	2,361,374
FHLMC	AA+	4.00	08/01/42	788,962	816,739
FHLMC	AA+	4.00	08/01/42	1,547,171	1,601,837
FHLMC	AA+	4.00	09/01/42	977,496	1,010,979
FHLMC	AA+	4.00	11/01/42	1,444,169	1,494,754
FHLMC	AA+	4.00	12/01/42	1,022,912	1,058,869
FHLMC	AA+	4.00	01/01/43	1,614,608	1,674,158
FHLMC	AA+	4.00	01/01/44	1,668,071	1,726,482
FHLMC	AA+	4.00	10/01/44	1,425,436	1,469,017
FHLMC	AA+	4.00	10/01/44	1,757,562	1,811,495
FHLMC	AA+	4.00	10/01/44	1,816,948	1,872,708
FHLMC	AA+	4.00	05/01/47	3,804,026	3,912,559
FHLMC	AA+	4.50	03/01/34	379,311	398,965
FHLMC	AA+	4.50	08/01/34	205,084	215,689
FHLMC	AA+	4.50	08/15/35	65,634	67,394
FHLMC	AA+	4.50	06/01/37	938,274	988,974
FHLMC	AA+	4.50	12/01/39	195,282	204,536
FHLMC	AA+	4.50	03/01/41	501,256	531,661
FHLMC	AA+	5.00	02/01/26	58,579	62,581
FHLMC	AA+	5.00	08/01/35	1,099,552	1,188,807
FHLMC	AA+	5.00	10/01/40	946,486	1,020,754
FHLMC	AA+	5.50	03/01/21	48,270	49,478
FHLMC	AA+	5.50	07/01/32	160,396	175,665
FHLMC	AA+	5.50	01/15/33	192,475	205,855
FHLMC	AA+	5.50	05/01/33	228,561	247,850
FHLMC	AA+	5.50	06/01/37	977,018	1,077,955
FHLMC	AA+	6.00	07/15/29	116,922	126,363
FHLMC	AA+	6.00	03/15/32	139,013	151,905
FHLMC ARM	AA+	3.34	04/01/42	346,219	351,652
FHLMC ARM	AA+	3.44	03/01/37	21,407	22,386
FHLMC ARM	AA+	3.45	02/01/36	125,325	131,155
FHLMC ARM	AA+	3.53	04/01/37	129,456	135,419
FHLMC ARM	AA+	3.56	05/01/37	76,523	79,808
FHLMC ARM	AA+	3.61	04/01/37	126,077	132,603
FHLMC ARM	AA+	4.65	09/01/39	167,254	171,111
FHLMC Strip	AA+	3.00	01/15/43	2,798,669	2,779,820
FNMA	AA+	2.25	01/01/28	1,425,120	1,356,175
FNMA	AA+	2.40	05/01/43	1,685,050	1,671,600
FNMA	AA+	2.68	12/01/26	3,000,000	2,870,022
FNMA	AA+	2.91	07/01/27	2,964,904	2,893,444
FNMA	AA+	3.00	06/01/33	1,244,209	1,240,437
FNMA	AA+	3.00	07/01/33	2,322,380	2,315,333
FNMA	AA+	3.00	09/01/33	2,437,314	2,429,914
FNMA	AA+	3.00	04/25/42	1,430,410	1,420,219
FNMA	AA+	3.00	10/01/42	721,702	707,006
FNMA	AA+	3.00	12/01/42	1,106,364	1,082,374

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

FNMA	AA+	3.00	12/01/42	1,680,197	1,631,362
FNMA	AA+	3.00	01/01/43	3,763,560	3,705,462
FNMA	AA+	3.00	02/01/43	1,612,192	1,578,752
FNMA	AA+	3.00	03/01/43	2,107,621	2,070,377
FNMA	AA+	3.00	04/01/43	2,004,124	1,945,824
FNMA	AA+	3.00	02/01/45	1,798,299	1,768,168
FNMA	AA+	3.00	03/01/45	2,052,393	1,991,486
FNMA	AA+	3.00	09/01/46	2,806,540	2,739,713
FNMA	AA+	3.50	03/01/32	924,599	944,704
FNMA	AA+	3.50	08/01/38	1,853,024	1,868,567
FNMA	AA+	3.50	03/01/41	1,582,774	1,597,256
FNMA	AA+	3.50	10/01/41	917,104	913,950
FNMA	AA+	3.50	12/01/41	1,068,808	1,066,737
FNMA	AA+	3.50	04/01/42	1,162,475	1,162,432
FNMA	AA+	3.50	04/01/42	1,348,942	1,361,381
FNMA	AA+	3.50	07/01/42	1,884,099	1,901,035
FNMA	AA+	3.50	08/01/42	1,190,987	1,197,659
FNMA	AA+	3.50	09/01/42	1,377,117	1,390,067
FNMA	AA+	3.50	10/01/42	1,455,282	1,468,528
FNMA	AA+	3.50	12/01/42	1,316,681	1,311,833
FNMA	AA+	3.50	12/01/42	2,645,822	2,670,764
FNMA	AA+	3.50	01/01/43	1,453,232	1,462,411
FNMA	AA+	3.50	03/01/43	1,698,040	1,712,633
FNMA	AA+	3.50	06/01/43	3,230,673	3,257,110
FNMA	AA+	3.50	08/01/43	2,159,709	2,176,688
FNMA	AA+	3.50	08/01/43	4,603,330	4,638,043
FNMA	AA+	3.50	10/01/43	1,165,214	1,161,217
FNMA	AA+	3.50	01/01/44	1,007,799	1,005,598
FNMA	AA+	3.50	08/25/44	4,055,493	4,104,037
FNMA	AA+	3.50	02/01/45	2,204,734	2,215,585
FNMA	AA+	3.50	04/01/45	2,272,934	2,284,146
FNMA	AA+	3.50	04/01/45	3,698,938	3,720,384
FNMA	AA+	3.50	05/01/45	4,097,760	4,116,077
FNMA	AA+	3.50	06/01/45	5,140,331	5,164,917
FNMA	AA+	3.50	10/01/45	4,065,563	4,089,139
FNMA	AA+	3.50	02/01/46	2,520,165	2,528,310
FNMA	AA+	3.50	02/01/46	4,520,437	4,539,698
FNMA	AA+	3.50	03/01/46	2,308,227	2,325,506
FNMA	AA+	3.00	01/01/47	1,274,909	1,234,631
FNMA	AA+	3.50	09/01/47	4,444,647	4,460,110
FNMA	AA+	4.00	05/01/19	45,986	47,310
FNMA	AA+	4.00	07/25/26	1,735,477	1,826,132
FNMA	AA+	4.00	01/01/31	105,630	109,200
FNMA	AA+	4.00	12/01/33	1,252,848	1,292,633
FNMA	AA+	4.00	03/01/35	353,405	364,422
FNMA	AA+	4.00	11/01/38	1,465,883	1,515,284
FNMA	AA+	4.00	10/01/40	1,012,831	1,049,956
FNMA	AA+	4.00	11/01/40	742,154	767,107
FNMA	AA+	4.00	01/01/41	2,874,572	2,970,643
FNMA	AA+	4.00	02/01/41	1,086,414	1,123,086
FNMA	AA+	4.00	05/01/41	942,691	961,656
FNMA	AA+	4.00	08/01/42	1,987,409	2,054,516
FNMA	AA+	4.00	05/01/43	1,191,631	1,232,363
FNMA	AA+	4.00	09/01/45	1,308,069	1,346,756
FNMA	AA+	4.00	11/01/45	1,951,646	2,010,519
FNMA	AA+	4.00	02/01/47	4,405,582	4,537,000
FNMA	AA+	4.00	07/01/56	2,179,749	2,247,628
FNMA	AA+	4.50	05/01/18	1,688	1,701
FNMA	AA+	4.50	05/01/19	5,518	5,559
FNMA	AA+	4.50	06/01/19	25,826	26,019
FNMA	AA+	4.50	05/01/30	273,280	287,141

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

FNMA	AA+	4.50	04/01/31	432,181	454,131
FNMA	AA+	4.50	08/01/33	109,376	115,044
FNMA	AA+	4.50	08/01/33	145,190	152,660
FNMA	AA+	4.50	09/01/33	279,574	294,099
FNMA	AA+	4.50	10/01/33	126,287	132,823
FNMA	AA+	4.50	10/01/33	268,345	282,482
FNMA	AA+	4.50	05/01/34	133,033	139,964
FNMA	AA+	4.50	06/01/34	191,681	201,399
FNMA	AA+	4.50	07/01/34	165,586	174,286
FNMA	AA+	4.50	01/01/35	556,443	585,445
FNMA	AA+	4.50	08/01/35	150,562	157,954
FNMA	AA+	4.50	12/01/35	192,929	203,007
FNMA	AA+	4.50	05/01/39	949,169	1,004,798
FNMA	AA+	4.50	05/01/39	657,808	696,613
FNMA	AA+	4.50	05/01/40	514,795	540,701
FNMA	AA+	4.50	07/01/40	2,954,361	3,106,136
FNMA	AA+	4.50	10/01/40	3,320,527	3,512,626
FNMA	AA+	4.50	11/01/40	472,565	500,252
FNMA	AA+	4.50	06/01/41	517,351	547,228
FNMA	AA+	4.50	10/01/41	168,036	176,003
FNMA	AA+	4.50	11/01/41	930,802	984,617
FNMA	AA+	4.50	01/01/42	104,728	110,470
FNMA	AA+	4.50	07/01/42	1,458,587	1,539,367
FNMA	AA+	4.50	03/01/44	1,321,761	1,388,153
FNMA	AA+	4.50	04/01/44	2,438,159	2,573,582
FNMA	AA+	4.50	11/01/47	4,882,779	5,126,371
FNMA	AA+	5.00	04/01/18	16	16
FNMA	AA+	5.00	09/01/18	13,620	13,834
FNMA	AA+	5.00	09/01/20	32,465	32,976
FNMA	AA+	5.00	10/01/20	86,151	87,654
FNMA	AA+	5.00	10/01/25	96,290	102,938
FNMA	AA+	5.00	09/01/33	538,635	581,559
FNMA	AA+	5.00	10/01/33	376,759	407,525
FNMA	AA+	5.00	11/01/33	419,738	453,208
FNMA	AA+	5.00	03/01/34	92,971	100,386
FNMA	AA+	5.00	04/01/34	47,183	50,937
FNMA	AA+	5.00	04/01/34	183,494	197,885
FNMA	AA+	5.00	04/01/35	169,369	183,359
FNMA	AA+	5.00	06/01/35	104,759	113,037
FNMA	AA+	5.00	09/01/35	232,267	250,636
FNMA	AA+	5.00	09/01/35	148,442	158,691
FNMA	AA+	5.00	11/25/35	640,938	674,792
FNMA	AA+	5.00	08/01/37	674,720	727,815
FNMA	AA+	5.00	05/01/39	441,978	469,969
FNMA	AA+	5.00	09/25/40	1,329,950	1,398,286
FNMA	AA+	5.50	01/01/24	108,567	117,858
FNMA	AA+	5.50	03/01/24	232,654	252,580
FNMA	AA+	5.50	09/01/25	101,817	111,270
FNMA	AA+	5.50	11/01/26	68,125	73,955
FNMA	AA+	5.50	01/01/27	45,716	49,644
FNMA	AA+	5.50	03/01/33	214,827	228,189
FNMA	AA+	5.50	09/01/33	219,192	242,485
FNMA	AA+	5.50	10/01/33	361,742	399,244
FNMA	AA+	5.50	03/01/34	193,804	214,011
FNMA	AA+	5.50	03/01/34	46,520	50,595
FNMA	AA+	5.50	07/01/34	153,179	167,756
FNMA	AA+	5.50	09/01/34	47,353	51,428
FNMA	AA+	5.50	09/01/34	69,306	76,036
FNMA	AA+	5.50	09/01/34	143,304	157,136
FNMA	AA+	5.50	10/01/34	270,803	297,303
FNMA	AA+	5.50	02/01/35	112,600	123,590

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

FNMA	AA+	5.50	02/01/35	170,259	187,772
FNMA	AA+	5.50	04/01/35	156,897	172,051
FNMA	AA+	5.50	08/01/35	265,251	291,175
FNMA	AA+	5.50	02/25/37	36,300	37,935
FNMA	AA+	5.50	05/01/38	354,444	387,202
FNMA	AA+	5.50	11/01/38	29,478	31,143
FNMA	AA+	5.50	06/01/48	84,932	89,530
FNMA	AA+	6.00	12/25/49	400,496	445,142
FNMA	AA+	6.00	05/01/23	145,592	161,782
FNMA	AA+	6.00	01/01/25	92,390	102,664
FNMA	AA+	6.00	03/01/28	131,816	146,575
FNMA	AA+	6.00	04/01/32	18,240	20,281
FNMA	AA+	6.00	05/01/32	156,809	175,744
FNMA	AA+	6.00	04/01/33	337,001	374,628
FNMA	AA+	6.00	03/01/36	31,262	33,776
FNMA	AA+	6.00	12/01/36	113,277	127,210
FNMA	AA+	6.00	01/01/37	162,892	182,936
FNMA	AA+	6.00	04/01/37	30,377	31,694
FNMA	AA+	6.00	05/01/37	26,069	27,778
FNMA	AA+	6.00	06/01/37	23,907	25,525
FNMA	AA+	6.00	07/01/37	58,268	64,924
FNMA	AA+	6.00	08/01/37	91,288	102,413
FNMA	AA+	6.00	12/01/37	41,835	46,933
FNMA	AA+	6.00	10/25/44	433,145	479,221
FNMA	AA+	6.00	02/25/47	921,430	1,021,695
FNMA	AA+	6.50	05/01/32	103,389	115,380
FNMA	AA+	6.50	05/01/32	91,992	102,661
FNMA	AA+	6.50	09/01/36	20,510	22,415
FNMA	AA+	6.50	05/01/37	88,229	91,820
FNMA	AA+	6.50	07/01/37	14,396	16,066
FNMA	AA+	6.50	09/01/37	26,885	30,003
FNMA	AA+	6.50	05/01/38	38,656	43,140
FNMA	AA+	7.00	09/01/31	13,786	14,110
FNMA	AA+	7.00	01/25/44	323,859	370,410
FNMA	AA+	7.50	06/01/32	58,680	68,213
FNMA	AA+	8.00	04/01/32	19,425	20,402
FNMA Strip	AA+	3.00	08/25/42	1,239,700	1,211,718
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,997,847	1,985,928
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,998,622	2,003,780
GNMA (3)	AA+	2.68	10/16/47	2,000,000	1,977,732
GNMA (3)	AA+	3.00	07/16/36	1,738,961	1,703,249
GNMA (3)	AA+	3.50	07/15/42	1,689,657	1,715,371
GNMA (3)	AA+	3.50	11/15/42	1,131,627	1,148,919
GNMA (3)	AA+	3.50	05/20/45	2,613,049	2,649,389
GNMA (3)	AA+	3.70	05/15/42	852,363	871,815
GNMA (3)	AA+	4.00	04/15/24	234,413	246,668
GNMA (3)	AA+	4.00	01/20/41	1,428,487	1,473,121
GNMA (3)	AA+	4.00	03/15/41	635,618	657,862
GNMA (3)	AA+	4.00	08/15/41	1,047,626	1,084,088
GNMA (3)	AA+	4.00	11/15/41	736,857	768,761
GNMA (3)	AA+	4.00	12/15/41	1,639,050	1,693,983
GNMA (3)	AA+	4.00	08/20/42	1,054,162	1,086,916
GNMA (3)	AA+	4.25	04/20/41	821,968	851,297
GNMA (3)	AA+	4.29	04/15/41	286,645	296,828
GNMA (3)	AA+	4.50	06/20/30	42,301	44,808
GNMA (3)	AA+	4.50	09/15/30	526,128	551,973
GNMA (3)	AA+	4.50	06/20/34	348,434	365,607
GNMA (3)	AA+	4.50	09/15/40	779,734	819,363
GNMA (3)	AA+	4.50	10/15/40	1,179,727	1,253,763
GNMA (3)	AA+	4.50	10/15/40	271,917	283,733
GNMA (3)	AA+	5.00	04/15/39	963,902	1,041,201

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

GNMA (3)	AA+	5.00	06/20/39	1,212,647	1,284,798
GNMA (3)	AA+	5.00	11/15/39	395,601	425,040
GNMA (3)	AA+	5.00	05/15/40	163,342	174,565
GNMA (3)	AA+	5.00	06/20/40	146,941	155,308
GNMA (3)	AA+	5.50	01/15/36	88,321	96,058
GNMA (3)	AA+	6.50	04/15/31	6,937	7,759
GNMA (3)	AA+	6.50	12/15/31	20,443	22,866
GNMA (3)	AA+	6.50	05/15/32	26,203	29,310
GNMA (3)	AA+	7.00	05/15/32	2,604	2,664
Small Business Admin. Particip. (3)	AA+	2.80	01/01/37	6,834,151	6,673,385
Small Business Admin. Particip. (3)	AA+	2.81	06/01/37	6,126,362	5,981,222
Small Business Admin. Particip. (3)	AA+	2.88	05/01/37	5,861,895	5,752,084
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	633,133	653,889

					353,914,257

NON-MORTGAGE-BACKED OBLIGATIONS (1.2%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,569,471
FNMA	AA+	0.00	10/09/19	5,050,000	4,871,154

					15,440,625

CORPORATE DEBT (43.7%)
CONSUMER DISCRETIONARY (7.6%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,027,901
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,035,057
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,138,666
Amazon.com, Inc.	AA-	5.20	12/03/25	5,000,000	5,572,295
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	1,939,492
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	709,769
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,070,203
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	3,820,000
Coach, Inc.	BBB-	4.25	04/01/25	2,500,000	2,486,675
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	3,962,288
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,230,104
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,140,000
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,252,210
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	5,061,480
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	212,137
Kohl’s Corp.	BBB-	3.25	02/01/23	1,804,000	1,771,613
Kohl’s Corp.	BBB-	4.00	11/01/21	2,620,000	2,661,684
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,012,582
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,000,701
Marriott International, Inc.	BBB	3.13	02/15/23	3,000,000	2,951,523
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,015,174
Mattel, Inc.	BB-	3.15	03/15/23	2,000,000	1,695,000
Mattel, Inc.	BB-	4.35	10/01/20	1,000,000	962,500
Newell Brands, Inc.	BBB-	4.70	08/15/20	3,000,000	3,089,595
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,080,432
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,006,430
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,090,519
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	3,250,000	3,324,477
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	4,975,025
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,113,920
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,848,675
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	2,004,422
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,051,400
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,895,128

					97,209,077

CONSUMER STAPLES (2.0%)
Conagra Brands, Inc.	BBB	4.95	08/15/20	645,000	669,704
Edgewell Personal Care Co.	BB	4.70	05/19/21	4,000,000	3,930,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,142,128
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,339,001
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,754,736

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,950,000	2,001,258
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,017,583
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,599,074

					25,453,484

ENERGY (3.4%)
Cameron International Corp.	AA-	4.50	06/01/21	3,000,000	3,074,418
Devon Energy	BBB	5.85	12/15/25	2,500,000	2,839,528
Diamond Offshore Drilling,	B+	3.45	11/01/23	3,000,000	2,670,000
Energen Corp.	BB	4.63	09/01/21	4,000,000	3,930,000
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,165,844
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	5,034,835
Marathon Oil Corp.	BBB-	2.80	11/01/22	4,000,000	3,855,860
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,484,091
Murphy Oil Corp.	BBB-	4.70	12/01/22	3,525,000	3,410,438
Rowan Companies PLC	B+	4.88	06/01/22	4,000,000	3,630,000
Seacor Hldgs., Inc.	NR	7.38	10/01/19	2,775,000	2,837,438
SESI LLC	BB-	7.13	12/15/21	4,500,000	4,584,375

					43,516,827

FINANCIALS (10.8%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,069,165
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,115,640
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,164,568
American Express Co.	BBB	3.63	12/05/24	5,000,000	4,966,460
American Int’l. Group, Inc.	BBB+	3.75	07/10/25	5,000,000	4,923,420
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	4,955,915
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	4,000,000	4,131,896
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,081,676
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,116,618
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,131,220
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,386,591
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,171,240
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	4,947,820
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,942,645
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,581,423
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,626,655
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,125,895
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,986,662
First Tennessee Bank	BBB	2.95	12/01/19	5,000,000	4,988,610
Genworth Financial, Inc.	B	7.20	02/15/21	1,750,000	1,688,750
Genworth Financial, Inc.	B	7.63	09/24/21	1,300,000	1,251,250
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,045,519
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	4,991,700
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,001,526
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,086,164
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,047,317
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,271,736
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,144,789
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,172,868
Nasdaq, Inc.	BBB	5.55	01/15/20	2,500,000	2,607,348
Old Republic Int’l. Corp.	BBB+	3.88	08/26/26	5,000,000	4,912,160
Pacific LifeCorp.†	A-	6.00	02/10/20	710,000	746,439
Peoples United Bank	BBB+	4.00	07/15/24	2,000,000	2,016,986
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,046,159
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,038,505
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,147,426
Signet UK Finance PLC	BB+	4.70	06/15/24	5,000,000	4,794,375
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,506,882
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,226,202
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,571,850
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,562,455
Unum Group	BBB	4.00	03/15/24	5,000,000	5,067,480

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Voya Financial, Inc.	BBB	3.65	06/15/26	5,000,000	4,873,720
Wells Fargo & Co.	BBB+	3.45	02/13/23	4,000,000	3,944,508
Wells Fargo & Co.	BBB+	4.13	08/15/23	1,000,000	1,014,192

					137,192,425

HEALTH CARE (4.3%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,172,372
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,500,301
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,059,258
Biogen Idec, Inc.	A-	4.05	09/15/25	2,500,000	2,559,260
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,139,836
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,500,644
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	1,952,888
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	3,011,049
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,033,922
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,035,351
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,060,252
Owens & Minor, Inc.	BBB-	3.88	09/15/21	2,200,000	2,183,018
Owens & Minor, Inc.	BBB-	4.38	12/15/24	2,800,000	2,761,909
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,190,196
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	695,111
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,133,244
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,009,045
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,119,589
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	4,928,345

					55,045,590

INDUSTRIALS (1.8%)
Dun & Bradstreet Corp.	BB+	4.63	12/01/22	1,000,000	1,006,259
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	3,923,012
Hexcel Corp.	BBB	4.70	08/15/25	3,900,000	4,066,674
Kennametal, Inc.	BBB-	2.65	11/01/19	4,000,000	3,968,028
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,095,133
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,030,824
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	801,680
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	5,031,990

					22,923,600

INFORMATION TECHNOLOGY (4.5%)
Adobe Systems, Inc.	A	4.75	02/01/20	4,000,000	4,131,808
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,135,575
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	994,207
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,132,231
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	279,575
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,151,822
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	4,953,540
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	5,062,025
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	2,901,416
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,047,679
Ingram Micro, Inc.	NR	5.00	08/10/22	1,000,000	974,609
Ingram Micro, Inc.	NR	5.45	12/15/24	750,000	726,082
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,069,363
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,057,164
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,178,340
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	4,978,855
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	3,994,828
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	998,946
Symantec Corp.	BB+	4.20	09/15/20	4,000,000	4,049,756
Total System Services, Inc.	BBB-	3.75	06/01/23	4,000,000	3,998,516

					56,816,337

MATERIALS (4.1%)
Albemarle Corp.	BBB	4.50	12/15/20	2,000,000	2,065,362
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,600,000	3,603,186
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,163,565

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,756,416
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,583,088
Freeport-McMoRan, Inc.	BB-	3.55	03/01/22	4,000,000	3,870,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	4,150,400
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,383,772
Methanex Corp.	BB+	5.25	03/01/22	600,000	620,840
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	4,005,768
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,039,758
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,087,148
Sherwin-Williams Co.	BBB	3.95	01/15/26	5,000,000	5,083,490
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,999,724
Teck Resources Ltd.	BB+	3.75	02/01/23	1,000,000	961,200
Teck Resources Ltd.	BB+	4.75	01/15/22	3,000,000	3,037,500

					51,411,217

REAL ESTATE (3.1%)
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,056,997
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,016,396
HCP, Inc.	BBB	3.40	02/01/25	3,750,000	3,641,276
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	4,000,000	4,007,348
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,728,219
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	4,000,000	4,144,020
Mack-Cali Realty LP	BB+	4.50	04/18/22	5,000,000	4,854,635
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	987,729
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,014,331
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	495,604
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,121,503
Welltower, Inc.	BBB+	3.75	03/15/23	750,000	759,290
Welltower, Inc.	BBB+	6.13	04/15/20	2,500,000	2,647,218

					39,474,566

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	02/15/22	4,000,000	3,950,596
AT&T, Inc.	BBB+	3.00	06/30/22	1,000,000	982,042

					4,932,638

UTILITIES (1.7%)
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,602,975
Exelon Corp.	BBB-	5.15	12/01/20	3,000,000	3,123,051
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,032,729
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,114,231
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,096,608
SCANA Corp.	BBB-	4.13	02/01/22	4,000,000	3,972,788
SCANA Corp.	BBB-	4.75	05/15/21	1,000,000	1,019,664
Talen Energy Supply LLC†	B+	6.50	09/15/24	2,000,000	1,390,000
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,725,000	2,817,072

					21,169,118

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,717,977	3,096,599

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,273,324,325) 99.2%					1,259,975,346

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.7%)
Southern California Gas Co.†	A-1	1.70	04/02/18	9,200,000	9,198,697

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,198,697) 0.7%					9,198,697

TOTAL INVESTMENTS (Cost: $1,282,523,022) 99.9%					1,269,174,043

OTHER NET ASSETS 0.1%					1,491,755

NET ASSETS 100.0%					$1,270,665,798

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$26,595,409	1.0%
ALL AMERICA FUND	$5,149,271	1.6%
SMALL CAP VALUE FUND	$9,998,583	2.1%
SMALL CAP GROWTH FUND	$3,199,547	0.6%
MID CAP VALUE FUND	$1,599,773	1.6%
MID-CAP EQUITY INDEX FUND	$25,390,617	1.8%
INTERNATIONAL FUND	$10,198,555	1.9%
COMPOSITE FUND	$8,082,122	4.4%
MONEY MARKET FUND	$39,976,192	57.6%
MID-TERM BOND FUND	$4,083,254	0.7%
BOND FUND	$16,543,214	1.3%

†† Level 3 Security.

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	612	E-mini S&P 500 Stock Index	P	June 2018	$80,875,800	($4,255,039)	3.0%
ALL AMERICA FUND	33	E-mini S&P 500 Stock Index	P	June 2018	$4,360,950	($240,200)	1.4%
MID-CAP EQUITY INDEX FUND	415	E-mini S&P MidCap 400 Stock Index	P	June 2018	$78,148,650	($2,854,264)	5.5%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2018, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such 144A securities as of March 31, 2018. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2018:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$2,619,356,471	-	-		$2,619,356,471
Short-Term Debt Securities	-	$76,545,776	-		$76,545,776

	$2,619,356,471	$76,545,776	-		$2,695,902,247

All America Fund
Common Stock - Indexed	$174,309,711	-	-		$174,309,711
Common Stock - Active	$127,980,343	-	$285,375	(b)	$128,265,718
Short-Term Debt Securities - Indexed	-	$4,020,258	-		$4,020,258
Short-Term Debt Securities - Active	-	$5,524,217	-		$5,524,217
Warrants - Active	$9,981	-	-		$9,981

	$302,300,035	$9,544,475	$285,375		$312,129,885

Small Cap Value Fund
Common Stock	$454,054,293	-	$3,206,125	(b)	$457,260,418
Short-Term Debt Securities	-	$24,777,554	-		$24,777,554
Warrants	$123,191	-	-		$123,191

	$454,177,484	$24,777,554	$3,206,125		$482,161,163

Small Cap Growth Fund
Common Stock	$528,655,271	-	-	(b)	$528,655,271
Short-Term Debt Securities	-	$14,172,162	-		$14,172,162

	$528,655,271	$14,172,162	-		$542,827,433

Mid Cap Value Fund
Common Stock	$96,279,149	-	-		$96,279,149
Short-Term Debt Securities	-	$1,599,773	-		$1,599,773

	$96,279,149	$1,599,773	-		$97,878,922

Mid-Cap Equity Index Fund
Common Stock	$1,355,627,996	-	-		$1,355,627,996
Short-Term Debt Securities	-	$75,228,321	-		$75,228,321

	$1,355,627,996	$75,228,321	-		$1,430,856,317

International Fund
Common Stock	$514,388,193	-	-		$514,388,193
Short-Term Debt Securities	-	$28,979,477	-		$28,979,477

	$514,388,193	$28,979,477	-		$543,367,670

Composite Fund
Common Stock	$106,733,178	-	-		$106,733,178
U.S. Government Debt	-	$24,025,327	-		$24,025,327
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$21,785,692	-		$21,785,692
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$480,431	-		$480,431
Long-Term Corporate Debt	-	$24,468,346	-		$24,468,346
Short-Term Debt Securities	-	$7,798,895	-		$7,798,895

	$106,733,178	$78,558,691	-		$185,291,869

Retirement Income Fund
Common Stock	$100,490,966	-	-		$100,490,966

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

2010 Retirement Fund
Common Stock	$25,569,078	-	-	$25,569,078

2015 Retirement Fund
Common Stock	$151,008,722	-	-	$151,008,722

2020 Retirement Fund
Common Stock	$523,660,843	-	-	$523,660,843

2025 Retirement Fund
Common Stock	$697,180,115	-	-	$697,180,115

2030 Retirement Fund
Common Stock	$585,004,046	-	-	$585,004,046

2035 Retirement Fund
Common Stock	$488,505,705	-	-	$488,505,705

2040 Retirement Fund
Common Stock	$397,219,899	-	-	$397,219,899

2045 Retirement Fund
Common Stock	$438,675,612	-	-	$438,675,612

2050 Retirement Fund
Common Stock	$264,551,231	-	-	$264,551,231

2055 Retirement Fund
Common Stock	$42,107,319	-	-	$42,107,319

Conservative Allocation Fund
Common Stock	$155,569,501	-	-	$155,569,501

Moderate Allocation Fund
Common Stock	$392,811,704	-	-	$392,811,704

Aggressive Allocation Fund
Common Stock	$296,318,417	-	-	$296,318,417

Money Market Fund
U.S. Government Debt	-	$17,436,277	-	$17,436,277
U.S. Government Agency Short-Term Debt	-	$10,638,813	-	$10,638,813
Commercial Paper	-	$41,174,239	-	$41,174,239

	-	$69,249,329	-	$69,249,329

Mid-Term Bond Fund
U.S. Government Debt	-	$250,147,388	-	$250,147,388
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$5,753,741	-	$5,753,741
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$35,996,394	-	$35,996,394
Long-Term Corporate Debt	-	$260,728,370	-	$260,728,370
Short-Term Debt Securities	-	$2,099,702	-	$2,099,702

	-	$554,725,595	-	$554,725,595

Bond Fund
U.S. Government Debt	-	$332,378,986	-	$332,378,986
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$353,914,257	-	$353,914,257
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$15,440,625	-	$15,440,625
Long-Term Corporate Debt	-	$555,144,879	-	$555,144,879
Sovereign Debt	-	$3,096,599	-	$3,096,599
Short-Term Debt Securities	-	$9,198,697	-	$9,198,697

	-	$1,269,174,043	-	$1,269,174,043

Other Financial Instruments:*
Equity Index Fund	($4,255,039)	-	-	($4,255,039)
All America Fund	($240,200)	-	-	($240,200)
Mid-Cap Equity Index Fund	($2,854,264)	-	-	($2,854,264)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2018
	Balance December 31, 2017(c)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Balance March 31, 2018(c)	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2018
All America Fund - Active Common Stock	$285,375	-	-	-	$285,375	$30,822
Small Cap Value Fund - Common Stock	$3,206,125	-	-	-	$3,206,125	$347,256
Small Cap Growth Fund - Common Stock	-	-	-	-	-	-

(c)	Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Board of Directors of the Investment Company.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At March 31, 2018, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2018 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at March 31, 2018 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Unrealized Appreciation	$1,126,184,734	$102,170,935	$113,402,399	$119,972,014	$24,706,590
Unrealized Depreciation	(61,393,559)	(13,744,287)	(29,458,608)	(21,340,594)	(5,059,328)

Net	$1,064,791,175	$88,426,648	$83,943,791	$98,631,420	19,647,262

Cost of Investments	$1,631,111,072	$223,703,237	$398,217,372	$444,196,013	$78,231,660

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$401,403,570	$65,699,093	$25,422,412	$3,447,048	$1,357,007
Unrealized Depreciation	(73,226,099)	(1,353,553)	(3,934,124)	(1,701,432)	(459,050)

Net	$328,177,471	$64,345,540	$21,488,288	$1,745,616	897,957

Cost of Investments	$1,102,678,846	$479,022,130	$163,803,581	$98,745,350	$24,671,121

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$14,229,570	$57,202,775	$83,768,988	$79,370,291	$73,029,757
Unrealized Depreciation	(2,153,598)	(5,498,945)	(4,590,018)	(2,728,673)	(1,601,247)

Net	$12,075,972	$51,703,830	$79,178,970	$76,641,618	$71,428,510

Cost of Investments	$138,932,750	$471,957,013	$618,001,145	$508,362,428	$417,077,195

	2040	2045	2050	2055	Conservative
	Retirement	Retirement	Retirement	Retirement	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$61,749,171	$75,533,951	$25,465,077	$1,098,570	$7,966,104
Unrealized Depreciation	(1,086,791)	(909,754)	(538,410)	(187,206)	(3,067,380)

Net	$60,662,380	$74,624,197	$24,926,667	$911,364	$4,898,724

Cost of Investments	$336,557,519	$364,051,415	$239,624,564	$41,195,955	$150,670,777

	Moderate	Aggressive	Money
	Allocation	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$56,087,309	$59,306,360	$-	$1,602,388	$11,512,196
Unrealized Depreciation	(4,343,223)	(2,659,756)	-	(10,039,495)	(24,866,698)

Net	$51,744,086	$56,646,604	$-	$(8,437,107)	$(13,354,502)

Cost of Investments	$341,067,618	$239,671,813	$69,249,329	$563,162,702	$1,282,528,545

Differences between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales, futures contracts and other tax-related adjustments.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 25, 2018
By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 25, 2018